UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2014 – JUNE 30, 2014

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2014

AMG TimesSquare Small Cap Growth Fund

Institutional Class: TSCIX      |     Premier Class: TSCPX

AMG TimesSquare Mid Cap Growth Fund

Institutional Class: TMDIX       |     Premier Class: TMDPX

AMG TimesSquare International Small Cap Fund

Institutional Class: TCMIX       |     Premier Class: TCMPX

www.amgfunds.com |	SAR014-0614

AMG Funds

Semi-Annual Report—June 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS
AMG TimesSquare Small Cap Growth Fund	4
AMG TimesSquare Mid Cap Growth Fund	7
AMG TimesSquare International Small Cap Fund	10

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	13

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	17
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	18
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	19
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	20
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	24

NOTES TO FINANCIAL STATEMENTS	25
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	33

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2014	Expense Ratio for the Period	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During the Period*
AMG TimesSquare Small Cap Growth Fund
Institutional Class
Based on Actual Fund Return	1.05%	$1,000	$944	$5.06
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26
Premier Class
Based on Actual Fund Return	1.16%	$1,000	$942	$5.39
Hypothetical (5% return before expenses)	1.16%	$1,000	$1,019	$5.81
AMG TimesSquare Mid Cap Growth Fund
Institutional Class
Based on Actual Fund Return	1.03%	$1,000	$1,039	$5.21
Hypothetical (5% return before expenses)	1.03%	$1,000	$1,020	$5.16
Premier Class
Based on Actual Fund Return	1.23%	$1,000	$1,038	$6.22
Hypothetical (5% return before expenses)	1.23%	$1,000	$1,019	$6.16
AMG TimesSquare International Small Cap Fund
Institutional Class
Based on Actual Fund Return	1.05%	$1,000	$1,071	$5.39
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26
Premier Class
Based on Actual Fund Return	1.29%	$1,000	$1,069	$6.62
Hypothetical (5% return before expenses)	1.29%	$1,000	$1,018	$6.45
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2014

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2014.

Average Annual Total Retuns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG TimesSquare Small Cap Growth Fund[2,3]
Institutional Class	(5.64)%	16.96%	20.55%	11.42%	9.00%	01/21/00
Premier Class	(5.79)%	16.70%	20.37%	11.29%	8.86%	01/21/00
Russell 2000® Growth Index[4]	2.22%	24.73%	20.50%	9.04%	3.71%	01/21/00	†
AMG TimesSquare Mid Cap Growth Fund[3,5]
Institutional Class	3.89%	23.35%	19.38%	—	10.53%	03/04/05
Premier Class	3.79%	23.06%	19.11%	—	10.33%	03/04/05
Russell Midcap® Growth Index[6]	6.51%	26.04%	21.16%	—	9.43%	03/04/05	†
AMG TimesSquare International Small Cap Fund#,7,8
Institutional Class	7.09%	25.57%	—	—	21.53%	01/02/13
Premier Class	6.92%	25.37%	—	—	21.41%	01/02/13
MSCI EAFE Small Cap Index[9,10]	5.50%	29.08%	—	—	21.92%	01/02/13	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
#	Commenced operations on January 2, 2013.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2014. All returns are in U.S. dollars ($).
[2]	The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[4]	The Russell 2000® Growth Index is a market capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[5]	Mid capitalization securities are subject to market, liquidity and information risk. Mid-size company securities may underperform, as compared to securities of larger companies, and may also pose greater risk due to narrower product lines, fewer financial resources, less depth in management or a smaller trading market for their stocks. Also, growth stocks may be more volatile than other types of stocks.
[6]	The Russell Midcap® Growth Index is a market capitalization-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[7]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local government attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[8]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.
[9]	The MSCI EAFE Small Cap Index is a market capitalization-weighted index that measures the performance of those MSCI EAFE Small Cap Index companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the MSCI EAFE Small Cap Index is unmanaged, is not available for investment, and does not incur expenses.
[10]	All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell 2000® Growth Index and the Russell Midcap® Growth Index are registered trademarks of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG TimesSquare Small Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG TimesSquare Small Cap Growth Fund**	Russell 2000® Growth Index
Information Technology	32.1%	25.7%
Industrials	24.5%	14.7%
Consumer Discretionary	11.3%	15.2%
Health Care	11.3%	21.7%
Financials	7.4%	7.4%
Energy	4.7%	5.2%
Consumer Staples	3.6%	3.7%
Materials	1.8%	5.5%
Telecommunication Services	0.0%	0.7%
Utilities	0.0%	0.2%
Other Assets and Liabilities	3.3%	0.0%

**	As a percentage of net assets

TOP TEN HOLDINGS

Security Name	% of Net Assets
Solera Holdings, Inc.*	2.4%
On Assignment, Inc.*	2.2
The Ultimate Software Group, Inc.*	2.2
WEX, Inc.*	2.0
Albany International Corp., Class A	2.0
Heartland Payment Systems, Inc.*	1.9
PolyOne Corp.	1.8
Tyler Technologies, Inc.	1.8
The Corporate Executive Board Co.	1.7
Dealertrack Technologies, Inc.*	1.6

Top Ten as a Group	19.6%

*	Top Ten Holding at December 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 96.7%
Consumer Discretionary - 11.3%
Bright Horizons Family Solutions, Inc.*	360,069	$15,461,363
Dorman Products, Inc.*	385,000	18,988,200
G-III Apparel Group, Ltd.*	168,000	13,718,880
Lithia Motors, Inc., Class A	135,031	12,702,366
Mattress Firm Holding Corp.*,1	115,000	5,491,250
Monro Muffler Brake, Inc.	337,166	17,933,860
Oxford Industries, Inc.	121,042	8,069,870
Performance Sports Group, Ltd.*	528,300	9,060,345
Sotheby’s	400,083	16,799,485
William Lyon Homes, Class A*	420,000	12,784,800
Total Consumer Discretionary		131,010,419
Consumer Staples - 3.6%
Annie’s, Inc.*	200,067	6,766,266
The Boston Beer Co., Inc., Class A*	50,571	11,303,630
Inter Parfums, Inc.	280,012	8,274,355
United Natural Foods, Inc.*	237,832	15,482,863
Total Consumer Staples		41,827,114
Energy - 4.7%
Gulfmark Offshore, Inc., Class A	180,025	8,133,530
Hornbeck Offshore Services, Inc.*	310,068	14,548,391
Matador Resources Co.*	245,040	7,174,771
PDC Energy, Inc.*	175,094	11,057,186
Sanchez Energy Corp.*	150,022	5,639,327
Synergy Resources Corp.*	612,000	8,109,000
Total Energy		54,662,205
Financials - 7.4%
American Equity Investment Life Holding Co.	630,004	15,498,098
EverBank Financial Corp.[1]	285,000	5,745,600
Financial Engines, Inc.	210,000	9,508,800
Kennedy-Wilson Holdings, Inc.	245,711	6,589,969
Montpelier Re Holdings, Ltd.	315,627	10,084,283
Portfolio Recovery Associates, Inc.*	275,004	16,370,988
Safety Insurance Group, Inc.	100,003	5,138,154
WisdomTree Investments, Inc.*,1	1,300,034	16,068,420
Total Financials		85,004,312
Health Care - 11.3%
Air Methods Corp.*,1	350,057	18,080,444
Align Technology, Inc.*	180,093	10,092,412
Array BioPharma, Inc.*,1	1,007,594	4,594,629

	Shares	Value
Auxilium Pharmaceuticals, Inc.*,1	402,000	$8,064,120
AVANIR Pharmaceuticals, Inc., Class A*	926,380	5,224,783
Celldex Therapeutics, Inc.*,1	245,050	3,999,216
Clovis Oncology, Inc.*,1	110,000	4,555,100
Cynosure, Inc., Class A*	310,000	6,587,500
Globus Medical, Inc., Class A*	260,219	6,224,438
Horizon Pharma, Inc.*	555,000	8,780,100
Magellan Health Services, Inc.*	156,046	9,712,303
Sangamo BioSciences, Inc.*,1	180,600	2,757,762
Sirona Dental Systems, Inc.*	100,088	8,253,256
Stemline Therapeutics, Inc.*,1	207,974	3,050,979
Surgical Care Affiliates, Inc.*,1	310,685	9,034,720
Team Health Holdings, Inc.*	325,015	16,231,249
Volcano Corp.*	300,056	5,283,986
Total Health Care		130,526,997
Industrials - 24.5%
The Advisory Board Co.*	252,010	13,054,118
Albany International Corp., Class A	600,001	22,776,038
Allegiant Travel Co.	83,016	9,776,794
Chart Industries, Inc.	122,800	10,160,472
The Corporate Executive Board Co.	280,415	19,129,911
DigitalGlobe, Inc.*	421,197	11,709,277
EMCOR Group, Inc.	233,551	10,400,026
EnerNOC, Inc.*	340,000	6,443,000
Healthcare Services Group, Inc.	211,086	6,214,372
McGrath RentCorp	273,026	10,033,706
Old Dominion Freight Line, Inc.*	143,043	9,108,978
On Assignment, Inc.*	730,058	25,968,163
Orbital Sciences Corp.*	400,058	11,821,714
Park-Ohio Holdings Corp.	156,091	9,070,448
RBC Bearings, Inc.	284,759	18,238,814
Rexnord Corp.*	480,472	13,525,287
Rush Enterprises, Inc., Class A*	250,001	8,667,535
SP Plus Corp.*	342,849	7,333,540
Spirit Airlines, Inc.*	180,047	11,386,172
TriMas Corp.*	221,384	8,441,372
TriNet Group, Inc.*	210,000	5,054,700
WageWorks, Inc.*	293,973	14,172,438
WESCO International, Inc.*,1	182,016	15,722,542
West Corp.	215,048	5,763,286
Total Industrials		283,972,703

The accompanying notes are an integral part of these financial statements.

5

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 32.1%
Bottomline Technologies, Inc.*	503,872	$15,075,850
BroadSoft, Inc.*	220,098	5,808,386
Cardtronics, Inc.*	475,062	16,190,113
CommVault Systems, Inc.*	157,798	7,758,928
comScore, Inc.*	181,900	6,453,812
CoStar Group, Inc.*	110,337	17,452,003
Dealertrack Technologies, Inc.*	420,692	19,074,175
EVERTEC, Inc.	666,596	16,158,287
ExlService Holdings, Inc.*	505,019	14,872,810
Global Eagle Entertainment, Inc.*	430,044	5,332,546
Heartland Payment Systems, Inc.	540,054	22,255,625
Imprivata, Inc.*	202,600	3,318,588
Informatica Corp.*	157,368	5,610,169
j2 Global, Inc.[1]	365,023	18,565,070
Jack Henry & Associates, Inc.	310,032	18,425,202
Marketo, Inc.*,1	295,072	8,580,694
MAXIMUS, Inc.	255,005	10,970,315
Monotype Imaging Holdings, Inc.	340,061	9,579,518
NIC, Inc.	700,086	11,096,363
PDF Solutions, Inc.*	445,097	9,444,958
PROS Holdings, Inc.*	360,022	9,518,982
Qlik Technologies, Inc.*	440,360	9,960,943
Shutterstock, Inc.*,1	74,086	6,147,656
Solera Holdings, Inc.	408,061	27,401,296
Tyler Technologies, Inc.*	226,706	20,677,854
The Ultimate Software Group, Inc.*	180,070	24,880,272
Virtusa Corp.*	212,000	7,589,600
WEX, Inc.*	222,803	23,387,631
Total Information Technology		371,587,646
Materials - 1.8%
PolyOne Corp.	504,047	21,240,541
Total Common Stocks (cost $801,690,014)		1,119,831,937
Warrants - 0.0%#
American Standard Energy Corp., 01/26/20, Series A Warrant*,2	150,000	135
American Standard Energy Corp., 01/26/20, Series B Warrant*,2	150,000	135
American Standard Energy Corp., 03/28/20, Series C Warrant*,2	150,000	135
Total Warrants (cost $795,225)		405

	Principal Amount	Value
Short-Term Investments - 7.3%
Repurchase Agreements - 4.0%[3]
Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $10,708,110 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 - 04/20/64, totaling $10,922,232)	$10,708,071	$10,708,071
Daiwa Capital Markets America, dated 06/30/14, due 07/01/14, 0.140%, total to be received $11,046,027 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/01/17 - 03/01/48, totaling $11,266,904)	11,045,984	11,045,984
HSBC Securities USA, Inc., dated 06/30/14, due 07/01/14, 0.070%, total to be received $11,046,005 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.375%, 07/10/14 - 08/15/42, totaling $11,266,937)	11,045,984	11,045,984
Nomura Securities, Inc., dated 06/30/14, due 07/01/14, 0.110%, total to be received $11,046,018 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 07/01/14 - 07/15/56, totaling $11,266,904)	11,045,984	11,045,984
State of Wisconsin Investment Board, dated 06/30/14, due 07/01/14, 0.150%, total to be received $2,662,982 (collateralized by a U.S. Government Agency Obligation, 0.125%, 07/15/22, totaling $2,720,482)	2,662,971	2,662,971
Total Repurchase Agreements		46,508,994

	Shares
Other Investment Companies - 3.3%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	37,563,676	37,563,676
Total Short-Term Investments (cost $84,072,670)		84,072,670

Total Investments - 104.0% (cost $886,557,909)		1,203,905,012
Other Assets, less Liabilities - (4.0)%		(46,143,651)
Net Assets - 100.0%		$1,157,761,361

The accompanying notes are an integral part of these financial statements.

6

AMG TimesSquare Mid Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG TimesSquare Mid Cap Growth Fund**	Russell Midcap® Growth Index
Industrials	24.5%	16.6%
Consumer Discretionary	17.9%	22.9%
Information Technology	16.3%	17.7%
Financials	10.7%	8.9%
Health Care	10.4%	12.9%
Energy	6.1%	7.4%
Materials	4.0%	4.8%
Telecommunication Services	3.9%	1.0%
Consumer Staples	3.3%	7.6%
Utilities	0.0%	0.2%
Other Assets and Liabilities	2.9%	0.0%

**	As a percentage of net assets

TOP TEN HOLDINGS

Security Name	% of Net Assets
SBA Communications Corp., Class A*	3.9%
DaVita HealthCare Partners, Inc.*	3.7
Alliance Data Systems Corp.*	3.6
Nielsen Holdings N.V.*	2.3
Gartner, Inc.	2.0
RenaissanceRe Holdings, Ltd.*	1.9
WABCO Holdings, Inc.*	1.9
Amdocs, Ltd.	1.7
BorgWarner, Inc.	1.7
Equifax, Inc.	1.7

Top Ten as a Group	24.4%

*	Top Ten Holding at December 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 97.1%
Consumer Discretionary - 17.9%
BorgWarner, Inc.	660,600	$43,064,514
Charter Communications, Inc., Class A*	189,500	30,013,010
Discovery Communications, Inc., Class C*,1	460,400	33,420,436
Foot Locker, Inc.	621,200	31,507,264
GNC Holdings, Inc., Class A	439,400	14,983,540
Hanesbrands, Inc.	373,700	36,787,028
Markit, Ltd.*,1	534,200	14,412,716
O’Reilly Automotive, Inc.*	278,700	41,972,220
Pool Corp.	376,700	21,306,152
PVH Corp.	182,500	21,279,500
Ross Stores, Inc.	474,300	31,365,459
Ryanair Holdings PLC, Sponsored ADR*	438,400	24,462,720
Sally Beauty Holdings, Inc.*	1,062,900	26,657,532
Tiffany & Co.	312,700	31,348,175
Tractor Supply Co.	415,000	25,066,000
Wyndham Worldwide Corp.	412,000	31,196,640
Total Consumer Discretionary		458,842,906
Consumer Staples - 3.3%
Church & Dwight Co., Inc.	411,100	28,756,445
The Hershey Co.	263,000	25,608,310
The WhiteWave Foods Co.*	970,100	31,402,137
Total Consumer Staples		85,766,892
Energy - 6.1%
Cameron International Corp.*	374,300	25,343,853
Denbury Resources, Inc.	2,044,100	37,734,086
EP Energy Corp., Class A*,1	1,224,100	28,215,505
Southwestern Energy Co.*	551,200	25,074,088
Whiting Petroleum Corp.*	513,600	41,216,400
Total Energy		157,583,932
Financials - 10.7%
Apollo Global Management LLC, Class A	1,300,100	36,038,772
Assured Guaranty, Ltd.	1,007,600	24,686,200
BankUnited, Inc.	698,100	23,372,388
Intercontinental Exchange, Inc.	208,200	39,328,980
Invesco, Ltd.	730,000	27,557,500
McGraw Hill Financial, Inc.	453,600	37,662,408
Ocwen Financial Corp.*	934,300	34,662,530
RenaissanceRe Holdings, Ltd.	470,700	50,364,900
Total Financials		273,673,678

	Shares	Value
Health Care - 10.4%
Boston Scientific Corp.*	2,038,100	$26,026,537
DaVita HealthCare Partners, Inc.*	1,329,400	96,142,208
Endo International PLC*	350,500	24,542,010
Envision Healthcare Holdings, Inc.*	1,081,400	38,833,074
Premier, Inc., Class A*,1	712,000	20,648,000
Salix Pharmaceuticals, Ltd.*	278,700	34,377,645
United Therapeutics Corp.*,1	287,300	25,423,177
Total Health Care		265,992,651
Industrials - 24.5%
AerCap Holdings N.V.*	417,100	19,103,180
AMETEK, Inc.	471,600	24,655,248
Avis Budget Group, Inc.*	591,100	35,282,759
Copart, Inc.*	795,600	28,609,776
Equifax, Inc.	589,900	42,791,346
Flowserve Corp.	287,100	21,345,885
Fortune Brands Home & Security, Inc.	347,800	13,887,654
Genesee & Wyoming, Inc., Class A*	319,600	33,558,000
Hertz Global Holdings, Inc.*	1,322,300	37,064,069
IHS, Inc., Class A*	192,600	26,130,042
JB Hunt Transport Services, Inc.	277,500	20,473,950
L-3 Communications Holdings, Inc.	218,500	26,383,875
Nielsen Holdings N.V.	1,211,600	58,653,556
Nordson Corp.	136,150	10,917,868
Pall Corp.	239,700	20,467,983
Rockwell Automation, Inc.	206,600	25,858,056
Rockwell Collins, Inc.	364,200	28,458,588
Stericycle, Inc.*	268,300	31,772,086
TransDigm Group, Inc.	113,400	18,967,284
Verisk Analytics, Inc., Class A*	503,000	30,190,060
WABCO Holdings, Inc.*	463,000	49,457,660
WESCO International, Inc.*	282,700	24,419,626
Total Industrials		628,448,551
Information Technology - 16.3%
Alliance Data Systems Corp.*	327,100	91,996,875
Amdocs, Ltd.	933,900	43,267,587
CommVault Systems, Inc.*	420,700	20,685,819
CoStar Group, Inc.*	113,500	17,952,295
Gartner, Inc.*	719,600	50,746,192
Global Payments, Inc.	430,500	31,361,925
Informatica Corp.*	635,900	22,669,835

The accompanying notes are an integral part of these financial statements.

8

AMG TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.3% (continued)
NeuStar, Inc., Class A*,1	728,900	$18,965,978
NXP Semiconductor N.V.*	513,700	33,996,666
Qlik Technologies, Inc.*	732,600	16,571,412
SolarWinds, Inc.*	388,000	15,000,080
Solera Holdings, Inc.	456,050	30,623,757
Vantiv, Inc., Class A*	775,700	26,079,034
Total Information Technology		419,917,455
Materials - 4.0%
Airgas, Inc.	212,400	23,132,484
Ecolab, Inc.	379,100	42,208,994
Reliance Steel & Aluminum Co.	502,600	37,046,646
Total Materials		102,388,124
Telecommunication Services - 3.9%
SBA Communications Corp., Class A*	987,500	101,021,250
Total Common Stocks (cost $1,690,879,325)		2,493,635,439

	Principal Amount
Short-Term Investments - 4.9%
Repurchase Agreements - 1.7%[3]
Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $10,076,853 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 - 04/20/64, totaling $10,278,353)	$10,076,817	10,076,817
Daiwa Capital Markets America, dated 06/30/14, due 07/01/14, 0.140%, total to be received $10,666,810 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/01/17 - 03/01/48, totaling $10,880,104)	10,666,769	10,666,769

	Principal Amount	Value
HSBC Securities USA, Inc., dated 06/30/14, due 07/01/14, 0.070%, total to be received $10,666,790 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.375%, 07/10/14 - 08/15/42, totaling $10,880,136)	$10,666,769	$10,666,769
Nomura Securities, Inc., dated 06/30/14, due 07/01/14, 0.110%, total to be received $10,666,802 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 07/01/14 - 07/15/56, totaling $10,880,104)	10,666,769	10,666,769
State of Wisconsin Investment Board, dated 06/30/14, due 07/01/14, 0.150%, total to be received $2,835,181 (collateralized by a U.S. Government Agency Obligation, 0.125%, 07/15/22, totaling $2,896,399)	2,835,169	2,835,169
Total Repurchase Agreements		44,912,293

	Shares
Other Investment Companies - 3.2%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	71,912,994	71,912,994
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	10,037,600	10,037,600
Total Other Investment Companies		81,950,594
Total Short-Term Investments (cost $126,862,887)		126,862,887
Total Investments - 102.0% (cost $1,817,742,212)		2,620,498,326
Other Assets, less Liabilities - (2.0)%		(51,380,881)
Net Assets - 100.0%		$2,569,117,445

The accompanying notes are an integral part of these financial statements.

9

AMG TimesSquare International Small Cap Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG TimesSquare International Small Cap Fund**	MSCI EAFE Small Cap Index
Consumer Discretionary	27.6%	17.7%
Industrials	27.0%	22.7%
Health Care	12.7%	6.5%
Financials	12.6%	21.5%
Information Technology	12.1%	9.0%
Energy	3.7%	3.9%
Consumer Staples	2.6%	5.9%
Materials	1.6%	9.5%
Telecommunication Services	0.4%	1.4%
Utilities	0.0%	1.9%
Other Assets and Liabilities	(0.3)%	0.0%

**	As a percentage of net assets

TOP TEN HOLDINGS

Security Name	% of Net Assets
Teleperformance*	3.3%
Interpump Group S.p.A.*	3.1
Koito Manufacturing Co., Ltd.*	2.9
CTS Eventim AG & Co. KGaA*	2.7
Slater & Gordon, Ltd.	2.6
Orpea*	2.5
Horiba, Ltd.	2.5
Altran Technologies SA	2.4
Tecan Group AG*	2.3
Wirecard AG	2.2

Top Ten as a Group	26.5%

*	Top Ten Holding at December 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 100.3%
Consumer Discretionary - 27.6%
Cambian Group PLC (United Kingdom)*	11,175	$43,987
CTS Eventim AG & Co. KGaA (Germany)	2,962	84,484
Dalata Hotel Group PLC (Ireland)*	14,975	61,426
De’Longhi S.p.A. (Italy)	2,004	43,319
Dignity PLC (United Kingdom)	623	14,609
Don Quijote Holdings Co., Ltd. (Japan)	740	41,286
Fortuna Entertainment Group N.V. (Netherlands)	3,650	22,932
Greene King PLC (United Kingdom)	3,830	55,290
Invocare, Ltd. (Australia)	1,555	14,822
Izumi Co., Ltd. (Japan)	1,000	31,688
Koito Manufacturing Co., Ltd. (Japan)	3,600	92,252
Nitori Holdings Co., Ltd. (Japan)	1,240	67,843
Paddy Power PLC (Ireland)	773	50,826
Samsonite International, S.A. (Luxembourg)	18,900	62,302
Slater & Gordon, Ltd. (Australia)	16,690	81,288
Sumitomo Rubber Industries, Ltd. (Japan)	1,100	15,899
Tamedia AG (Switzerland)[1]	410	53,631
Yoox S.p.A. (Italy)*	1,350	36,401
Total Consumer Discretionary		874,285
Consumer Staples - 2.6%
Distilleries Co. of Sri Lanka PLC (Sri Lanka)	12,550	19,934
Naturex (France)	319	29,200
Sugi Holdings Co., Ltd. (Japan)	730	33,310
Total Consumer Staples		82,444
Energy - 3.7%
Hunting PLC (United Kingdom)	3,819	56,058
Premier Oil PLC (United Kingdom)	5,785	33,027
TGS Nopec Geophysical Co. ASA (Norway)[1]	945	30,172
Total Energy		119,257
Financials - 12.6%
Amlin PLC (United Kingdom)	4,195	33,577
Challenger, Ltd. (Australia)	8,565	60,081
Credito Real, S.A.B. de C.V. (Mexico)	10,600	23,735
IFG Group PLC (Ireland)	9,640	22,176
kabu.com Securities Co., Ltd. (Japan)	8,100	39,925
The Paragon Group of Cos. PLC (United Kingdom)	3,360	20,226
Shriram Transport Finance Co., Ltd. (India)	3,150	47,408
St. James’s Place PLC (United Kingdom)	3,542	46,144
Tokyo Tatemono Co., Ltd. (Japan)	5,000	46,312

	Shares	Value
Yes Bank, Ltd. (India)	6,600	$59,402
Total Financials		398,986
Health Care - 12.7%
CMIC Holdings Co., Ltd. (Japan)	1,925	31,502
DiaSorin S.p.A. (Italy)	950	39,805
Fisher & Paykel Healthcare Corp, Ltd. (New Zealand)	6,375	26,513
Gerresheimer AG (Germany)	875	60,289
Miraca Holdings, Inc. (Japan)	1,030	49,918
Orpea (France)	1,155	81,000
Recipharm AB (Sweden)*	2,875	40,017
Tecan Group AG (Switzerland)*	650	74,313
Total Health Care		403,357
Industrials - 27.0%
AirAsia BHD (Malaysia)	66,600	47,727
Bossard Holding AG (Switzerland)*	450	53,590
Bufab Holding AB (Sweden)*	4,240	40,931
Daetwyler Holding AG (Switzerland)	255	38,713
HellermannTyton Group PLC (United Kingdom)	12,125	64,633
Interpump Group S.p.A. (Italy)	7,125	98,011
KUKA AG (Germany)	1,000	60,471
LISI (France)	260	40,942
Melrose Industries PLC (United Kingdom)	15,517	69,049
Nabtesco Corp. (Japan)	2,000	44,262
Norma Group SE (Germany)	1,115	61,516
Palfinger AG (Austria)	1,665	61,078
Prosegur Cia de Seguridad, S.A. (Spain)	5,360	38,407
Teleperformance (France)	1,695	103,839
THK Co., Ltd. (Japan)	1,400	33,006
Total Industrials		856,175
Information Technology - 12.1%
accesso Technology Group PLC (United Kingdom)*	4,615	40,675
Altran Technologies SA (France)	7,075	75,569
Horiba, Ltd. (Japan)	2,195	78,775
Indra Sistemas, S.A. (Spain)	1,500	26,785
Spectris PLC (United Kingdom)	697	26,485
Telecity Group PLC (United Kingdom)	4,985	64,294
Wirecard AG (Germany)	1,637	70,600
Total Information Technology		383,183
Materials - 1.6%
Frutarom Industries, Ltd. (Israel)	920	22,996

The accompanying notes are an integral part of these financial statements.

11

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.6% (continued)
JSR Corp. (Japan)	915	$15,709
Regis Resources, Ltd. (Australia)[1]	7,240	11,336
Total Materials		50,041
Telecommunication Services - 0.4%
Let’s GOWEX, S.A. (Spain)	475	12,950
Total Common Stocks (cost $2,698,937)		3,180,678

	Principal Amount	Value
Short-Term Investments - 3.3%
Repurchase Agreements - 0.2%[3]
Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $6,060 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 -04/20/64, totaling $6,181)	$6,060	$6,060

	Shares
Other Investment Companies - 3.1%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	98,427	98,427
Total Short-Term Investments (cost $104,487)		104,487
Total Investments - 103.6% (cost $2,803,424)		3,285,165
Other Assets, less Liabilities - (3.6)%		(113,961)
Net Assets - 100.0%		$3,171,204

The accompanying notes are an integral part of these financial statements.

12

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG TimesSquare Small Cap Growth Fund	$892,834,758	$332,771,569	$(21,701,315)	$311,070,254
AMG TimesSquare Mid Cap Growth Fund	1,839,958,913	802,983,806	(22,444,393)	780,539,413
AMG TimesSquare International Small Cap Fund	2,804,932	516,094	(35,861)	480,233

#	Rounds to less than 0.1%.
*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2014, amounting to:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$45,284,363	3.9%
AMG TimesSquare Mid Cap Growth Fund	$43,948,938	1.7%
AMG TimesSquare International Small Cap Fund	$5,762	0.2%

[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The market value of Illiquid securities at June 30, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$405	0.0%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

13

Notes to Schedules of Portfolio Investments (continued)

Country	AMG TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Australia	5.1%	6.8%
Austria	1.9%	1.0%
Belgium	0.0%	1.4%
Bermuda	0.0%	0.6%
China	0.0%	0.1%
Denmark	0.0%	1.9%
Finland	0.0%	1.6%
France	10.1%	4.1%
Germany	10.3%	6.1%
Hong Kong	0.0%	2.6%
India	3.2%	0.0%
Indonesia	0.0%	0.1%
Ireland	4.1%	1.4%
Israel	0.7%	1.0%
Italy	6.6%	3.7%
Japan	18.9%	27.3%
Luxembourg	1.9%	0.2%
Malaysia	1.4%	0.0%
Mexico	0.7%	0.0%
Netherlands	0.7%	1.6%
New Zealand	0.8%	1.1%
Norway	0.9%	2.1%
Portugal	0.0%	0.7%
Singapore	0.0%	2.4%
Spain	2.4%	2.7%
Sri Lanka	0.6%	0.0%
Sweden	2.5%	4.1%
Switzerland	6.7%	4.2%
United Kingdom	17.3%	21.2%
Supranational & Other	3.2%	0.0%

	100.0%	100.0%

†	As a percentage of net assets as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.

14

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2014. (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks†	$1,119,831,937	—	—	$1,119,831,937
Warrants	—	$405	—	405
Short-Term Investments
Repurchase Agreements	—	46,508,994	—	46,508,994
Other Investment Companies	37,563,676	—	—	37,563,676

Total Investments in Securities	$1,157,395,613	$46,509,399	—	$1,203,905,012

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$2,493,635,439	—	—	$2,493,635,439
Short-Term Investments
Repurchase Agreements	—	$44,912,293	—	44,912,293
Other Investment Companies	81,950,594	—	—	81,950,594

Total Investments in Securities	$2,575,586,033	$44,912,293	—	$2,620,498,326

The accompanying notes are an integral part of these financial statements.

15

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$196,585	$677,700	—	$874,285
Industrials	81,873	774,302	—	856,175
Health Care	106,335	297,022	—	403,357
Financials	45,911	353,075	—	398,986
Information Technology	40,675	342,508	—	383,183
Energy	—	119,257	—	119,257
Consumer Staples	19,934	62,510	—	82,444
Materials	—	50,041	—	50,041
Telecommunication Services	12,950	—	—	12,950
Short-Term Investments
Repurchase Agreements	—	6,060	—	6,060
Other Investment Companies	98,427	—	—	98,427

Total Investments in Securities	$602,690	$2,682,475	—	$3,285,165

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All warrants held in the Fund are Level 2 securities. For a detailed breakout of the warrants by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities (unaudited)

June 30, 2014

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund
Assets:
Investments at value* (including securities on loan valued at $45,394,089, $43,948,938 and $5,762, respectively)	$1,203,905,012	$2,620,498,326	$3,285,165
Receivable for investments sold	6,367,640	8,789,148	53,144
Receivable for Fund shares sold	521,875	2,047,220	—
Dividends, interest and other receivables	288,959	564,346	7,788
Prepaid expenses	51,636	52,386	—
Receivable from affiliate	—	509	7,990
Total assets	1,211,135,122	2,631,951,935	3,354,087

Liabilities:
Payable upon return of securities loaned	46,508,994	44,912,293	6,060
Payable for investments purchased	3,476,245	7,791,569	138,164
Payable for Fund shares repurchased	2,296,921	7,719,160	—
Payable to affiliate	16,296	—	—
Foreign bank overdraft**	—	—	2,435
Accrued expenses:
Investment advisory and management fees	944,175	2,101,970	2,344
Shareholder servicing fees - Premier Class	43,365	174,375	7
Trustees fees and expenses	5,420	8,760	365
Other	82,345	126,363	33,508
Total liabilities	53,373,761	62,834,490	182,883

Net Assets	$1,157,761,361	$2,569,117,445	$3,171,204

Net Assets Represent:
Paid-in capital	$803,920,636	$1,710,062,177	$2,580,646
Undistributed net investment income (loss)	(1,342,699)	(1,172,437)	35,181
Accumulated net realized gain from investments	37,836,321	57,471,591	73,622
Net unrealized appreciation of investments and foreign currency translations	317,347,103	802,756,114	481,755
Net Assets	$1,157,761,361	$2,569,117,445	$3,171,204
Institutional Class:
Net Assets	$836,353,149	$1,594,344,246	$3,136,183
Shares outstanding	49,019,091	83,013,097	244,284
Net asset value, offering and redemption price per share	$17.06	$19.21	$12.84
Premier Class:
Net Assets	$321,408,212	$974,773,199	$35,021
Shares outstanding	19,164,918	51,526,888	2,731
Net asset value, offering and redemption price per share	$16.77	$18.92	$12.82
* Investments at cost	$886,557,909	$1,817,742,212	$2,803,424
** Foreign bank overdraft at cost	—	—	$2,430

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations (unaudited)

For the six months ended June 30, 2014

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund
Investment Income:
Dividend income	$4,878,173 [1]	$12,846,698 [2]	$56,497
Securities lending income	68,582	38,556	94
Interest income	97	944	—
Foreign withholding tax	—	(82,933)	(4,708)
Total investment income	4,946,852	12,803,265	51,883
Expenses:
Investment advisory and management fees	5,903,770	12,469,968	14,253
Shareholder servicing fees - Premier Class	185,727	1,165,471	39
Transfer agent	43,006	59,331	206
Custodian	40,136	73,019	15,683
Professional fees	33,803	56,574	13,337
Registration fees	31,466	30,450	8,841
Trustees fees and expenses	26,480	53,494	—
Reports to shareholders	12,484	78,726	2,763
Miscellaneous	15,636	36,572	573
Total expenses before offsets	6,292,508	14,023,605	55,695
Expense repayments	92,178	—	—
Expense reimbursements	—	—	(39,028)
Expense reductions	(28,082)	(44,845)	—
Fee waivers	—	(3,058)	—
Net expenses	6,356,604	13,975,702	16,667

Net investment income (loss)	(1,409,752)	(1,172,437)	35,216
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	38,562,873	64,876,193	74,611
Net realized gain on foreign currency transactions	—	—	518
Net change in unrealized appreciation (depreciation) of investments	(108,132,686)	31,083,273	112,339
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	(15)
Net realized and unrealized gain (loss)	(69,569,813)	95,959,466	187,453

Net increase (decrease) in net assets resulting from operations	$(70,979,565)	$94,787,029	$222,669

[1]	Includes non-recurring dividends of $ 2,408,593.
[2]	Includes non-recurring dividends of $ 2,912,500.

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

For the six months ended June 30, 2014 (unaudited) and the year ended December 31, 2013

	AMG TimesSquare Small Cap Growth Fund		AMG TimesSquare Mid Cap Growth Fund		AMG TimesSquare International Small Cap Fund*
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(1,409,752)	$(5,641,336)	$(1,172,437)	$(4,938,625)	$35,216	$17,313
Net realized gain on investments and foreign currency translations	38,562,873	113,414,259	64,876,193	247,617,095	75,129	47,706
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(108,132,686)	285,965,669	31,083,273	365,708,499	112,324	369,431
Net increase in net assets resulting from operations	(70,979,565)	393,738,592	94,787,029	608,386,969	222,669	434,450
Distributions to Shareholders:
From net investment income:
Institutional Class	—	—	—	—	—	(45,341)
Premier Class	—	—	—	—	—	(205)
From net realized gain on investments:
Institutional Class	—	(55,441,467)	—	(133,378,430)	—	(20,921)
Premier Class	—	(20,373,722)	—	(125,566,721)	—	(94)
From return of capital:
Institutional Class	—	—	—	—	—	(41,773)
Premier Class	—	—	—	—	—	(189)
Total distributions to shareholders	—	(75,815,189)	—	(258,945,151)	—	(108,523)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(19,097,107)	131,810,678	(59,210,540)	567,584,394	160,935	2,461,673
Total increase (decrease) in net assets	(90,076,672)	449,734,081	35,576,489	917,026,212	383,604	2,787,600
Net Assets:
Beginning of period	1,247,838,033	798,103,952	2,533,540,956	1,616,514,744	2,787,600	—
End of period	$1,157,761,361	$1,247,838,033	$2,569,117,445	$2,533,540,956	$3,171,204	$2,787,600
End of period undistributed net investment income (loss)	$(1,342,699)	$67,053	$(1,172,437)	—	$35,181	$(35)

*	Commenced operations on January 2, 2013.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

19

AMG TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,
Institutional Class		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.08	$13.00	$12.76	$13.01	$10.22	$7.53
Income from Investment Operations:
Net investment loss[1]	(0.02)[16]	(0.08)[4]	(0.02)[5]	(0.06)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments[1]	(1.00)	6.28	1.66	0.41	2.84	2.71
Total from investment operations	(1.02)	6.20	1.64	0.35	2.79	2.69
Distributions to Shareholders from:
Net realized gain on investments	—	(1.12)	(1.40)	(0.60)	—	—
Net Asset Value, End of Period	$17.06	$18.08	$13.00	$12.76	$13.01	$10.22
Total Return[2]	(5.64)%[14]	47.69%	13.01%[6]	2.64%[6]	27.30%	35.72%
Ratio of net expenses to average net assets (with offsets/reductions)	1.04%[15]	1.06%[7]	1.03%[8]	1.03%	1.03%	1.03%
Ratio of expenses to average net assets (with offsets)	1.05%[15]	1.07%[7]	1.05%[8]	1.05%	1.05%	1.05%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.05%[15]	1.07%[7]	1.06%[8]	1.06%	1.07%	1.09%
Ratio of net investment loss to average net assets[2]	(0.20)%[15]	(0.53)%[7]	(0.12)%[8]	(0.48)%	(0.51)%	(0.20)%
Portfolio turnover	30%	61%	65%	44%	56%	65%
Net assets at end of period (000’s omitted)	$836,353	$896,706	$665,011	$520,075	$438,500	$412,270

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,
Premier Class		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.80	$12.82	$12.59	$12.86	$10.11	$7.46
Income from Investment Operations:
Net investment loss[1]	(0.03)[16]	(0.10)[4]	(0.04)[5]	(0.08)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments[1]	(1.00)	6.18	1.65	0.40	2.81	2.68
Total from investment operations	(1.03)	6.08	1.61	0.32	2.75	2.65
Distributions to Shareholders from:
Net realized gain on investments	—	(1.10)	(1.38)	(0.59)	—	—
Net Asset Value, End of Period	$16.77	$17.80	$12.82	$12.59	$12.86	$10.11
Total Return[2]	(5.79)%[14]	47.44%	12.95%	2.46%	27.20%	35.52%
Ratio of net expenses to average net assets (with offsets/reductions)	1.15%[15]	1.19%[7]	1.14%[8]	1.14%	1.14%	1.14%
Ratio of expenses to average net assets (with offsets)	1.16%[15]	1.20%[7]	1.16%[8]	1.16%	1.16%	1.16%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.16%[15]	1.20%[7]	1.17%[8]	1.18%	1.18%	1.20%
Ratio of net investment loss to average net assets[2]	(0.33)%[15]	(0.63)%[7]	(0.27)%[8]	(0.59)%	(0.62)%	(0.31)%
Portfolio turnover	30%	61%	65%	44%	56%	65%
Net assets at end of period (000’s omitted)	$321,408	$351,132	$133,093	$184,685	$180,199	$139,337

20

AMG TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31,
Institutional Class			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.49		$15.05	$13.34	$14.04	$11.88	$8.67
Income from Investment Operations:
Net investment income (loss)[1]	0.00	#,16	(0.03)[9]	(0.02)[5]	(0.04)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments[1]	0.72		5.54	2.51	(0.22)	2.20	3.23
Total from investment operations	0.72		5.51	2.49	(0.26)	2.16	3.21
Distributions to Shareholders from:
Net realized gain on investments	—		(2.07)	(0.78)	(0.44)	—	—
Net Asset Value, End of Period	$19.21		$18.49	$15.05	$13.34	$14.04	$11.88
Total Return[2]	3.89%[14]		36.72%	18.71%	(1.89)%	18.18%	37.02%
Ratio of net expenses to average net assets (with offsets/reductions)	1.03%[15]		1.04%[10]	1.06%[11]	1.06%	1.06%	1.10%
Ratio of expenses to average net assets (with offsets)	1.03%[15]		1.05%[10]	1.07%[11]	1.07%	1.08%	1.11%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.03%[15]		1.05%[10]	1.07%[11]	1.07%	1.08%	1.11%
Ratio of net investment loss to average net assets[2]	0.03%[15]		(0.17)%[10]	(0.16)%[11]	(0.29)%	(0.30)%	(0.25)%
Portfolio turnover	21%		54%	42%	60%	57%	55%
Net assets at end of period (000’s omitted)	$1,594,344		$1,319,016	$952,858	$854,828	$923,687	$678,956

	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31,
Premier Class			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.23		$14.87	$13.21	$13.92	$11.81	$8.64
Income from Investment Operations:
Net investment loss[1]	(0.02)[16]		(0.07)[9]	(0.05)[5]	(0.07)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments[1]	0.71		5.47	2.48	(0.21)	2.17	3.21
Total from investment operations	0.69		5.40	2.43	(0.28)	2.11	3.17
Distributions to Shareholders from:
Net realized gain on investments	—		(2.04)	(0.77)	(0.43)	—	—
Net Asset Value, End of Period	$18.92		$18.23	$14.87	$13.21	$13.92	$11.81
Total Return[2]	3.78%[6,14]		36.43%	18.44%	(2.01)%	17.87%[6]	36.69%[6]
Ratio of net expenses to average net assets (with offsets/reductions)	1.23%[15]		1.24%[10]	1.26%[11]	1.26%	1.26%	1.30%
Ratio of expenses to average net assets (with offsets)	1.23%[15]		1.25%[10]	1.27%[11]	1.27%	1.28%	1.31%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.23%[15]		1.25%[10]	1.27%[11]	1.27%	1.28%	1.31%
Ratio of net investment loss to average net assets[2]	(0.24)%[15]		(0.38)%[10]	(0.36)%[11]	(0.49)%	(0.50)%	(0.45)%
Portfolio turnover	21%		54%	42%	60%	57%	55%
Net assets at end of period (000’s omitted)	$974,773		$1,214,525	$663,656	$648,295	$599,994	$570,544

21

AMG TimesSquare International Small Cap Fund

Financial Highlights

For a share outstanding throughout the period

Institutional Class	For the six months ended June 30, 2014 (unaudited)	For the period ended December 31, 2013*
Net Asset Value, Beginning of Period	$11.98	$10.00
Income from Investment Operations:
Net investment income[1]	0.14	0.10 [12]
Net realized and unrealized gain on investments[1]	0.72	2.36
Total from investment operations	0.86	2.46
Distributions to Shareholders from:
Net investment income	—	(0.21)
Net realized gain on investments	—	(0.09)
Return of capital	—	(0.18)
Total distributions to shareholders	—	(0.48)
Net Asset Value, End of Period	$12.84	$11.98
Total Return[2]	7.18%[6,14]	24.77%[6,14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.05%[15]	1.07%[13,15]
Ratio of expenses to average net assets (with offsets)	1.05%[15]	1.07%[13,15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	3.51%[15]	8.05%[13,15]
Ratio of net investment income to average net assets[2]	2.22%[15]	0.88%[13,15]
Portfolio turnover	46%	58%
Net assets at end of period (000’s omitted)	$3,136	$2,768

22

AMG TimesSquare International Small Cap Fund

Financial Highlights

For a share outstanding throughout the period

Premier Class	For the six months ended June 30, 2014 (unaudited)	For the period ended December 31, 2013*
Net Asset Value, Beginning of Period	$11.98	$10.00
Income from Investment Operations:
Net investment income[1]	0.13	0.11 [12]
Net realized and unrealized gain on investments[1]	0.71	2.35
Total from investment operations	0.84	2.46
Less Distributions to Shareholders from:
Net investment income	—	(0.21)
Net realized gain on investments	—	(0.09)
Return of capital	—	(0.18)
Total distributions to shareholders	—	(0.48)
Net Asset Value, End of Period	$12.82	$11.98
Total Return[2]	7.01%[6,14]	24.77%[6,14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.29%[15]	1.08%[13,15]
Ratio of expenses to average net assets (with offsets)	1.29%[15]	1.08%[13,15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	3.78%[15]	8.50%[13,15]
Ratio of net investment income to average net assets[2]	2.14%[15]	0.97%[13,15]
Portfolio turnover	46%	58%
Net assets at end of period (000’s omitted)	$35	$19

23

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commenced operations on January 2, 2013.
#	Round to less than $0.01 per share.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-recurring dividends. Without these dividends net investment loss per share would have been $(0.09) and $(0.11) for the Institutional Class and Premier Class, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.06) and $(0.08) for AMG TimesSquare Small Cap Growth Fund’s Institutional Class and Premier Class, respectively, and $(0.04) and $(0.06) for AMG TimesSquare Mid Cap Growth Fund’s Institutional Class and Premier Class, respectively.
[6]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[7]	Includes non-routine extraordinary expenses amounting to 0.018% and 0.017% of average net assets for the Institutional Class and Premier Class, respectively.
[8]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.003% of average net assets for the Institutional Class and Premier Class, respectively.
[9]	Includes non-recurring dividends. Without these dividends net investment loss per share would have been $(0.06) and $(0.10) for the Institutional Class and Premier Class, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.019% and 0.019% of average net assets for the Institutional Class and Premier Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.004% of average net assets for the Institutional Class and Premier Class, respectively.
[12]	Includes non-recurring dividends. Without these dividends net investment income per share would have been $0.09 and $0.10 for the Institutional Class and Premier Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.020% and 0.028% of average net assets for the Institutional Class and Premier Class, respectively.
[14]	Not annualized.
[15]	Annualized.
[16]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05) and $(0.06) for AMG TimesSquare Small Cap Growth Fund’s Institutional Class and Premier Class, respectively, and $(0.02) and $(0.04) for AMG TimesSquare Mid Cap Growth Fund’s Institutional Class and Premier Class, respectively.

24

Notes to Financial Statements (unaudited)

June 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (formerly Managers AMG Funds) (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”) (formerly TimesSquare Small Cap Growth Fund), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”) (formerly TimesSquare Mid Cap Growth Fund) and AMG TimesSquare International Small Cap Fund (“International Small Cap”) (formerly TimesSquare International Small Cap Fund), each a “Fund” and collectively the “Funds.” International Small Cap will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2014, International Small Cap received no fees.

Effective June 26, 2006, Small Cap was closed to new investors. Shareholders who owned shares of Small Cap when it was closed may continue to purchase additional shares in their existing accounts. Financial advisors, institutions, intermediaries, and other platforms that have existing client assets or accounts in the Fund may add to existing client accounts and may open new accounts for existing or new clients. Exchanges into the Fund are not permitted, unless the exchange is being made into an existing shareholder or intermediary account, as described above. Fund management may reopen the Fund to certain investors in the future.

Effective December 31, 2010, Mid Cap was closed to new investors. Shareholders who owned shares of Mid Cap when it was closed, including shareholders who held an account directly with the Fund and those shareholders who invested in the Fund through a financial intermediary account, the ManagersChoice®program, a financial platform, defined contribution, defined benefit or asset allocation program (collectively, “financial intermediaries”), may continue to purchase shares of the Fund. In addition, certain financial intermediaries that, at Fund management’s discretion, had accounts or client assets in the Fund on or before March 31, 2011, regardless of whether such financial intermediary was acting on a discretionary or non-discretionary basis, may continue to purchase shares of the Fund for those accounts and may open new Fund accounts for existing or new clients. Exchanges into the Fund are not permitted unless the exchange is being made into an existing shareholder account or an existing financial intermediary account at the time of the exchange as described above. Fund management may, in its discretion, reopen the Fund to certain investors in the future. The Fund reserves the right to modify this policy at any time.

The International Small Cap Fund commenced operations on January 2, 2013.

The Fund offers both Institutional Class and Premier Class shares. Each class represents an interest in the same assets of the Funds. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

25

Notes to Financial Statements (continued)

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded as soon as the Trust becomes aware of the ex-dividend date except for Korean securities where dividends are recorded on confirmation date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2014, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Small Cap - $28,082 or 0.005% and Mid Cap - $44,845 or 0.004%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2014, the Funds’ custodian expense was not reduced.

26

Notes to Financial Statements (continued)

Overdraft fees are computed at 1% above the Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2014, the Funds did not incur overdraft fees.

For the year ended December 31, 2013, Small Cap transferred securities and cash to a shareholder in connection with a redemption-in-kind transaction in the amount of $49,700,986. For the purposes of U.S. GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to the differing treatments for losses deferred due to excise tax regulations, wash sales, REITS, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2013 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010 (post-enactment capital losses) may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2014, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2014, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

27

Notes to Financial Statements (continued)

For the six-months ended June 30, 2014 (unaudited) and the year ended December 31, 2013, the capital stock transactions by class for Small Cap, Mid Cap and International Small Cap were:

	Small Cap				Mid Cap
	Period ended June 30, 2014 (Unaudited)		2013		Period ended June 30, 2014 (Unaudited)		2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Institutional Class:
Proceeds from sale of shares	4,340,177	$74,885,012	6,974,381	$110,977,876	18,365,117	$347,775,619	15,369,006	$268,805,552
Reinvestment of distributions	—	—	3,042,854	54,893,095	—	—	7,097,577	129,956,635
Cost of shares repurchased	(4,926,429)	(84,268,271)	(11,573,645)	(191,736,150)[2]	(6,692,869)	(124,264,405)	(14,443,969)	(255,673,124)

Net increase (decrease)	(586,252)	$(9,383,259)	(1,556,410)	$(25,865,179)	11,672,248	$223,511,214	8,022,614	$143,089,063

Premier Class:
Proceeds from sale of shares	3,115,540	$50,649,712	10,685,471	$177,863,604 [1]	4,383,340	$80,310,912	28,329,523	$534,469,9481
Reinvestment of distributions	—	—	1,145,403	20,353,794	—	—	5,664,665	102,247,211
Cost of shares repurchased	(3,673,357)	(60,363,560)	(2,492,711)	(40,541,541)	(19,480,631)	(363,032,666)	(12,009,567)	(212,221,828)

Net increase (decrease)	(557,817)	$(9,713,848)	9,338,163	$157,675,857	(15,097,291)	$(282,721,754)	21,984,621	$424,495,331

[1]	Includes a contribution of capital by the Investment Manager. (See Note 2 in the Notes to Financial Statements.)
[2]	See Note 1(c).

	International Small Cap
	Period ended June 30, 2014 (Unaudited)		2013
	Shares	Amount	Shares	Amount
Institutional Class:
Proceeds from sale of shares	41,947	$508,210	223,110	$2,350,601
Reinvestment of distributions	—	—	9,153	107,642
Cost of shares repurchased	(28,709)	(360,445)	(1,217)	(13,836)

Net increase	13,238	$147,765	231,046	$2,444,407

Premier Class:
Proceeds from sale of shares	1,111	$13,170	2,020	$21,933
Reinvestment of distributions	—	—	42	488
Cost of shares repurchased	—	—	(442)	(5,155)

Net increase	1,111	$13,170	1,620	$17,266

At June 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap - three collectively own 48%; Mid Cap - three collectively own 45%; International Small Cap - five collectively own 82%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2014, the market value of repurchase agreements outstanding for Small Cap, Mid Cap and International Small Cap was $46,508,994, $44,912,293 and $6,060, respectively.

28

Notes to Financial Statements (continued)

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Portfolio’s investments in emerging market countries are exposed to additional risks. A Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2014, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	1.00%
Mid Cap	1.00%
International Small Cap	0.90%

Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a reimbursement agreement between the Investment Manager and TimesSquare, TimesSquare reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to the following percentages of Small Cap, Mid Cap and International Small Cap Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances:

	Small Cap	Mid Cap	International Small Cap
Institutional Class	1.05%	1.19%	1.05%
Premier Class	1.25%	1.39%	1.30%

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s respective contractual expense limitation amount. For the six months ended June 30, 2014, each Fund’s components of reimbursement available are detailed in the following chart:

	Small Cap	Mid Cap	International Small Cap
Reimbursement Available - 12/31/13	$115,887	—	$137,774
Additional Reimbursements	—	—	39,028
Repayments	(92,178)	—	—
Expired Reimbursements	—	—	—
Reimbursement Available - 6/30/14	$23,709	—	$176,802

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund has made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2014, the management fee for Mid Cap was reduced by $3,058.

29

Notes to Financial Statements (continued)

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Funds are distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

For the Premier Class of each Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Premier Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2014, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Small Cap
Premier Class	0.20%	0.11%
Mid Cap
Premier Class	0.20%	0.20%
International Small Cap
Premier Class	0.25%	0.24%

During the period ended December 31, 2013, the Premier Class of the AMG TimesSquare Small Cap Growth Fund and the Premier Class of the AMG TimesSquare Mid Cap Growth Fund recorded a capital contribution by the Investment Manager of $20,828 and $41,984, respectively. The contributions represented payments in connection with the reallocation of certain shareholder servicing expenses for which each Fund had reimbursed the Investment Manager in prior periods, plus interest.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2014, the following Funds either borrowed from or lent to other Funds in the AMG Fund family: Small Cap lent varying amounts not exceeding $1,557,012 for five days earning interest of $97 and Mid Cap lent various amounts not exceeding $14,647,875 for five days earning interest of $944. The interest earned is included in the Statement of Operations as interest income. For the six months ended June 30, 2014, International Small Cap neither borrowed from nor lent to other Funds in the AMG Funds family. At June 30, 2014, the Funds had no interfund loans outstanding.

30

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2014, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$345,407,526	$368,422,758
Mid Cap	526,492,761	607,763,729
International Small Cap	1,662,650	1,449,961

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2014.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2014, the value of the securities loaned and cash collateral received, were as follows.

Fund	Securities Loaned	Cash Collateral Received
Small Cap	$45,394,089	$46,508,994
Mid Cap	43,948,938	44,912,293
International Small Cap	5,762	6,060

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expects the risks of loss to be remote.

31

Notes to Financial Statements (continued)

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. The following tables are a summary of the Funds’ open repurchase agreements which are subject to a master netting agreement as of June 30, 2014:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Cash Collateral Received
Small Cap
Cantor Fitzgerald Securities, Inc.	$10,708,071	$10,708,071	—	—
Daiwa Capital Markets America	11,045,984	11,045,984	—	—
HSBC Securities USA, Inc.	11,045,984	11,045,984	—	—
Nomura Securities, Inc.	11,045,984	11,045,984	—	—
State of Wisconsin Investment Board	2,662,971	2,662,971	—	—

Total	$46,508,994	$46,508,994	—	—

Mid Cap
Cantor Fitzgerald Securities, Inc.	$10,076,817	$10,076,817	—	—
Daiwa Capital Markets America	10,666,769	10,666,769	—	—
HSBC Securities USA, Inc.	10,666,769	10,666,769	—	—
Nomura Securities, Inc.	10,666,769	10,666,769	—	—
State of Wisconsin Investment Board	2,835,169	2,835,169	—	—

Total	$44,912,293	$44,912,293	—	—

International Small Cap
Cantor Fitzgerald Securities, Inc.	$6,060	$6,060	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

32

Annual Renewal of Investment Management and Subadvisory Agreements

AMG TimesSquare Mid Cap Growth Fund (formerly TimesSquare Mid Cap Growth Fund), AMG TimesSquare Small Cap Growth Fund (formerly TimesSquare Small Cap Growth Fund) and AMG TimesSquare International Small Cap Fund (formerly TimesSquare International Small Cap Fund): Approval of Investment Management and Subadvisory Agreements on June 19-20, 2014

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of AMG TimesSquare Mid Cap Growth Fund (formerly TimesSquare Mid Cap Growth Fund), AMG TimesSquare Small Cap Growth Fund (formerly TimesSquare Small Cap Growth Fund) and AMG TimesSquare International Small Cap Fund (formerly TimesSquare International Small Cap Fund) (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations

33

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year and 5-year periods ended March 31, 2014 and for the period from the Fund’s inception on March 4, 2005 through March 31, 2014 was below, above, at and above, respectively, the median performance for the Peer Group and below, above, below and above, respectively, the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance. The Trustees’ also took into account the fact that the Fund ranked in the top quintile relative to its Peer Group for the 3-year period and for the period from the Fund’s inception on March 4, 2005. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was below, above, above and above, respectively, the median performance for the Peer Group and below, above, below and above, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance. The Trustees noted that the Fund ranked in the top quartile relative to its Peer Group for the 3-year period and in the top 5% of the Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year period ended March 31, 2014 and for the period from the Fund’s inception on January 2, 2013 through March 31, 2014 was above and below, respectively, the median performance for the Peer Group and below the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Fund Benchmark. The Trustees took into account that the Fund commenced operations on January 2, 2013. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager. The Trustees also noted management’s discussion of the current asset level of each Fund, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each

34

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.19% for Institutional Class shares and 1.39% for Premier Class shares. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05% for Institutional Class shares and 1.25% for Premier Class shares. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the

Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform the Investment Manager’s duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform the Subadvisor’s duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

35

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

TimesSquare Capital Management, LLC

1177 Avenue of the Americas

39th Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

Managers FQ Global Risk-Balanced

(formerly FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds June 30, 2014 AMG Managers Skyline Special Equities Fund: SKSEX

www.amgfunds.com |	SAR018-0614

AMG Managers Skyline Special Equities Fund

Semi-Annual Report—June 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	9

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	10

Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	11

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	12

Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	13

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	14

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	19

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2014	Expense Ratio for the Period	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During the Period*
AMG Managers Skyline Special Equities Fund
Based on Actual Fund Return	1.32%	$1,000	$1,013	$6.59
Hypothetical (5% return before expenses)	1.32%	$1,000	$1,018	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) then divided by 365.

4

Fund Performance (unaudited)

Periods ended June 30, 2014

The table below shows the average annual total returns for the AMG Managers Skyline Special Equities Fund, the Russell 2000® Value Index and the Russell 2000® Index for the same time periods ended June 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Skyline Special Equities Fund[2,3]	1.26%	27.89%	24.10%	10.54%[4]
Russell 2000® Value Index[5]	4.20%	22.54%	19.88%	8.24%
Russell 2000® Index[6]	3.19%	23.64%	20.21%	8.70%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[4]	Effective after the close of business on December 31, 2007, the Fund was reorganized into the AMG Managers Skyline Special Equities Fund, a series of AMG Funds. The returns shown include the performance of the predecessor Fund.
[5]	The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment, and does not incur expenses.
[6]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index of the 3,000 largest U.S. companies as measured by market capitalization and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Value Index and the Russell 2000® Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC Insured, nor bank guaranteed. May lose value.

5

AMG Managers Skyline Special Equities Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Managers Skyline Special Equities Fund**	Russell 2000® Value Index	Russell 2000® Index
Industrials	26.3%	13.3%	14.0%
Financials	21.2%	38.4%	23.0%
Information Technology	16.9%	10.1%	17.8%
Consumer Discretionary	16.3%	11.2%	13.2%
Materials	8.1%	4.7%	5.1%
Energy	3.6%	7.5%	6.3%
Health Care	3.5%	4.9%	13.3%
Consumer Staples	0.0%	2.6%	3.1%
Telecommunication Services	0.0%	0.8%	0.8%
Utilities	0.0%	6.5%	3.4%
Other Assets and Liabilities	4.1%	0.0%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Sanmina Corp.	2.3%
Zebra Technologies Corp., Class A	2.2
Avery Dennison Corp.	2.1
Headwaters, Inc.	2.1
Spirit AeroSystems Holdings, Inc., Class A*	2.1
Brunswick Corp.*	2.1
Korn/Ferry International*	2.1
BancorpSouth, Inc.*	1.9
The Hanover Insurance Group, Inc.	1.9
Plantronics, Inc.	1.8

Top Ten as a Group	20.6%

*	Top Ten Holding at December 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG Managers Skyline Special Equities Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 16.3%
Asbury Automotive Group, Inc.*	212,657	$14,618,042
Ascena Retail Group, Inc.*	1,087,600	18,597,960
Brunswick Corp.[1]	691,200	29,120,256
Chico’s FAS, Inc.	1,291,400	21,902,144
The Children’s Place, Inc.	301,300	14,953,519
Drew Industries, Inc.	64,050	3,203,140
Gildan Activewear, Inc.	260,900	15,361,792
Hillenbrand, Inc.	753,800	24,588,956
La-Z-Boy, Inc.	838,100	19,418,777
MDC Partners, Inc., Class A	944,492	20,297,133
Signet Jewelers, Ltd.	185,400	20,503,386
Winnebago Industries, Inc.*	1,010,900	25,454,462
Total Consumer Discretionary		228,019,567
Energy - 3.6%
Bristow Group, Inc.	226,200	18,236,244
TETRA Technologies, Inc.*	1,186,300	13,974,614
Ultra Petroleum Corp.*	642,600	19,078,794
Total Energy		51,289,652
Financials - 21.2%
BancorpSouth, Inc.	1,074,700	26,405,379
BBCN Bancorp, Inc.	914,500	14,586,275
Berkshire Hills Bancorp, Inc.	286,112	6,643,521
Brookline Bancorp, Inc.	1,429,200	13,391,604
Evercore Partners, Inc., Class A	414,800	23,909,072
First Busey Corp.	1,470,887	8,545,853
First Midwest Bancorp, Inc.	1,498,904	25,526,335
Greenhill & Co., Inc.[1]	420,200	20,694,850
The Hanover Insurance Group, Inc.	414,000	26,144,100
Janus Capital Group, Inc.[1]	1,136,855	14,187,950
Park Sterling Corp.	2,133,300	14,058,447
Reinsurance Group of America, Inc.	296,547	23,397,558
Sterling Bancorp	1,304,920	15,659,040
Symetra Financial Corp.	1,047,100	23,811,054
Umpqua Holdings Corp.	1,259,614	22,572,283
Validus Holdings, Ltd.	463,400	17,720,416
Total Financials		297,253,737
Health Care - 3.5%
AMN Healthcare Services, Inc.*	58,700	722,010
Cross Country Healthcare, Inc.*	2,117,664	13,807,169

	Shares	Value
Symmetry Medical, Inc.*	1,280,485	$11,345,097
Teleflex, Inc.	219,350	23,163,360
Total Health Care		49,037,636
Industrials - 26.3%
CBIZ, Inc.*,1	2,675,875	24,163,151
Columbus McKinnon Corp.	340,950	9,222,697
Curtiss-Wright Corp.	179,200	11,748,352
G&K Services, Inc., Class A	269,400	14,027,658
General Cable Corp.	577,221	14,811,491
Herman Miller, Inc.	519,000	15,694,560
ICF International, Inc.*	519,600	18,373,056
Korn/Ferry International*	990,800	29,099,796
Luxfer Holdings PLC, ADR	627,000	11,881,650
Manpowergroup, Inc.	307,100	26,057,435
McGrath RentCorp	683,200	25,107,600
Mueller Water Products, Inc., Class A	1,143,200	9,877,248
Quality Distribution, Inc.*	1,302,400	19,353,664
Rush Enterprises, Inc., Class A*	426,177	14,775,557
Spirit AeroSystems Holdings, Inc., Class A*	870,700	29,342,590
Steelcase, Inc., Class A	1,499,500	22,687,435
Stock Building Supply Holdings, Inc.*	786,300	15,513,699
Swift Transportation Co.*	568,500	14,343,255
TriMas Corp.*	593,100	22,614,903
Triumph Group, Inc.	290,000	20,247,800
Total Industrials		368,943,597
Information Technology - 16.9%
Benchmark Electronics, Inc.*	857,689	21,853,916
EVERTEC, Inc.	598,300	14,502,792
Fairchild Semiconductor International, Inc.*	1,003,900	15,660,840
Integrated Silicon Solution, Inc.*	833,000	12,303,410
International Rectifier Corp.*	587,000	16,377,300
Perficient, Inc.*	875,300	17,042,091
Plantronics, Inc.	543,800	26,129,590
Rudolph Technologies, Inc.*	954,400	9,429,472
Sanmina Corp.*	1,407,600	32,065,128
Virtusa Corp.*	422,512	15,125,930
WNS Holdings, Ltd., ADR*	886,900	17,010,742
Xcerra Corp.*	1,021,706	9,297,525
Zebra Technologies Corp., Class A*	371,400	30,573,648
Total Information Technology		237,372,384

The accompanying notes are an integral part of these financial statements.

7

AMG Managers Skyline Special Equities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 8.1%
Avery Dennison Corp.	586,300	$30,047,875
Berry Plastics Group, Inc.*	697,800	18,003,240
Headwaters, Inc.*	2,125,800	29,527,362
Koppers Holdings, Inc.	508,800	19,461,600
PH Glatfelter Co.	616,601	16,358,425
Total Materials		113,398,502
Total Common Stocks (cost $1,153,337,388)		1,345,315,075

	Principal Amount
Short-Term Investments - 5.0%
Repurchase Agreements - 1.0%[2]
Bank of Nova Scotia, dated 06/30/14, due 07/01/14, 0.090%, total to be received $3,338,240 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.375%, 07/02/14 - 11/15/43, totaling $3,405,005)	$3,338,232	3,338,232
Barclays Capital, dated 06/30/14, due 07/01/14, 0.030%, total to be received $702,683 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.125%, 06/30/19 - 06/30/21, totaling $716,736)	702,682	702,682
Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $3,338,244 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 - 04/20/64, totaling $3,404,997)	3,338,232	3,338,232

	Principal Amount	Value
HSBC Securities USA, Inc., dated 06/30/14, due 07/01/14, 0.070%, total to be received $3,338,238 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.375%, 07/10/14 - 08/15/42, totaling $3,405,007)	$3,338,232	$3,338,232
Nomura Securities USA, Inc., dated 06/30/14,due 07/01/14, 0.110%, total to be received $3,338,242 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 07/01/14 - 07/15/56, totaling $3,404,997)	3,338,232	3,338,232
Total Repurchase Agreements		14,055,610

	Shares
Other Investment Companies - 4.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	56,151,673	56,151,673
Total Short-Term Investments (cost $70,207,283)		70,207,283
Total Investments - 100.9% (cost $1,223,544,671)		1,415,522,358

Other Assets, less Liabilities - (0.9)%		(13,318,495)

Net Assets - 100.0%		$1,402,203,863

The accompanying notes are an integral part of these financial statements.

8

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,224,773,809 for federal income tax purposes at June 30, 2014, the aggregate gross unrealized appreciation and/or depreciation were $201,493,899 and $10,745,350, respectively, resulting in net unrealized appreciation of investments of $190,748,549.

*	Non-income producing security.

[1]	Some or all of these securities, amounting to a market value of $13,656,402, or 1.0% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.

[3]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2014: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Skyline Special Equities Fund
Investments in Securities
Common Stocks†	$1,345,315,075	—	—	$1,345,315,075
Short-Term Investments
Repurchase Agreements	—	$14,055,610	—	14,055,610
Other Investment Companies	56,151,673	—	—	56,151,673

Total Investments in Securities	$1,401,466,748	$14,055,610	—	$1,415,522,358

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2014, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities (unaudited)

June 30, 2014

Assets:
Investments at value* (including securities on loan valued at $13,656,402)	$1,415,522,358
Receivable for investments sold	2,692,636
Receivable for Fund shares sold	2,652,732
Dividends, interest and other receivables	756,926
Receivable from affiliate	138,025
Prepaid expenses	76,245
Total assets	1,421,838,922
Liabilities:
Payable upon return of securities loaned	14,055,610
Payable for Fund shares repurchased	2,713,848
Payable for investments purchased	1,225,325
Accrued expenses:
Investment advisory and management fees	1,020,844
Administrative fees	283,568
Shareholder servicing fees	283,568
Trustee fees and expenses	496
Other	51,800
Total liabilities	19,635,059
Net Assets	$1,402,203,863
Net Assets Represent:
Paid-in capital	$1,175,070,281
Undistributed net investment income	128,753
Accumulated net realized gain from investments	35,027,142
Net unrealized appreciation of investments	191,977,687
Net Assets	$1,402,203,863
Shares outstanding	34,834,438
Net asset value, offering and redemption price per share	$40.25
* Investments at cost	$1,223,544,671

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations (unaudited)

For the six months ended June 30, 2014

Investment Income:
Dividend income	$7,970,885
Securities lending income	30,235
Interest income	161
Foreign withholding tax	(101,525)
Total investment income	7,899,756
Expenses:
Investment advisory and management fees	5,298,411
Administrative fees	1,471,781
Shareholder servicing fees	1,471,781
Registration fees	44,938
Transfer agent	35,464
Reports to shareholders	33,505
Custodian	31,502
Professional fees	30,785
Trustees fees and expenses	22,951
Miscellaneous	14,284
Total expenses before offsets	8,455,402
Expense reimbursements	(684,399)
Net expenses	7,771,003
Net investment income	128,753
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	30,076,068
Net change in unrealized appreciation (depreciation) of investments	888,847
Net realized and unrealized gain	30,964,915
Net increase in net assets resulting from operations	$31,093,668

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

For the six months ended June 30, 2014 (unaudited) and the year ended December 31, 2013

	2014	2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$128,753	$(806,700)
Net realized gain on investments	30,076,068	30,110,919
Net change in unrealized appreciation (depreciation) of investments	888,847	157,192,276
Net increase in net assets resulting from operations	31,093,668	186,496,495
Distributions to Shareholders:
From net investment income	—	(175,142)
From net realized gain on investments	—	(89,937)
Total distributions to shareholders	—	(265,079)
Capital Share Transactions:
Proceeds from sale of shares	720,521,674	636,298,280
Reinvestment of dividends and distributions	—	263,023
Cost of shares repurchased	(318,649,345)	(60,879,055)
Net increase from capital share transactions	401,872,329	575,682,248
Total increase in net assets	432,965,997	761,913,664
Net Assets:
Beginning of period	969,237,866	207,324,202
End of period	$1,402,203,863	$969,237,866
End of period undistributed net investment income	$128,753	—

Share Transactions:
Sale of shares	18,619,611	18,250,594
Reinvested shares from dividends and distributions	—	6,610
Shares repurchased	(8,168,273)	(1,776,898)
Net increase in shares	10,451,338	16,480,306

The accompanying notes are an integral part of these financial statements.

12

AMG Managers Skyline Special Equities Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended	For the year ended December 31,
	June 30, 2014
	(unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$39.75	$26.23	$21.98	$22.45	$17.80	$11.65
Income from Investment Operations:
Net investment income (loss)[1]	0.00 †	(0.06)[4]	0.02 [5]	(0.08)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments[1]	0.50	13.59	4.23	(0.39)	4.74	6.21
Total from investment operations	0.50	13.53	4.25	(0.47)	4.65	6.15
Distributions to Shareholders from:
Net investment income	—	(0.01)	—	—	—	—
Net realized gain on investments	—	(0.00)#	—	—	—	—
Total distributions to shareholders	—	(0.01)	—	—	—	—
Net Asset Value, End of Period	$40.25	$39.75	$26.23	$21.98	$22.45	$17.80
Total Return[2]	1.26%[9]	51.59%	19.34%	(2.09)%[6]	26.12%[6]	52.79%
Ratio of net expenses to average net assets (with offsets/reductions)	1.32%[10]	1.33%[7]	1.32%[8]	1.32%	1.32%	1.32%
Ratio of expenses to average net assets (with offsets)	1.32%[10]	1.33%[7]	1.32%[8]	1.32%	1.32%	1.32%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.44%[10]	1.47%[7]	1.49%[8]	1.51%	1.52%	1.53%
Ratio of net investment income (loss) to average net assets[2]	0.02%[10]	(0.18)%[7]	0.10%[8]	(0.35)%	(0.50)%	(0.47)%
Portfolio turnover	18%	39%	47%	45%	48%	61%
Net assets at end of period (000’s omitted)	$1,402,204	$969,238	$207,324	$188,117	$224,903	$252,807

Notes to Financial Highlights (unaudited)

†	Rounds to less than $0.01 per share or 0.01%.
#	Rounds to less than $(0.01) per share or (0.01)%.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.13).
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05).
[6]	The total return is based on the Financial Statement Net Asset Values as shown above.
[7]	Includes non-routine extraordinary expenses amounting to 0.012% of average net assets.
[8]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[9]	Not annualized.
[10]	Annualized.

13

Notes to Financial Statements (unaudited)

June 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (formerly Managers AMG Funds) (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the AMG Managers Skyline Special Equities Fund (formerly Skyline Special Equities Portfolio) (the “Fund”). The Fund will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 30 days of the purchase of those shares. For the six months ended June 30, 2014, the Fund had redemption fees amounting to $82,888.

Effective August 1, 2014, the Fund was closed to new investors. Shareholders who owned shares of the Fund when it was closed, including shareholders who held an account directly with the Fund and those shareholders who invested in the Fund through a financial intermediary account, a financial platform, defined contribution, defined benefit or asset allocation program (collectively, “financial intermediaries”), may continue to purchase shares of the Fund. In addition, certain financial intermediaries that, at Fund management’s discretion, had accounts or client assets in the Fund on or before July 31, 2014, regardless of whether such financial intermediary was acting on a discretionary or nondiscretionary basis, may continue to purchase shares of the Fund for those accounts and may open new Fund accounts for existing or new clients. Exchanges into the Fund are not permitted unless the exchange is being made into an existing shareholder account or an existing financial intermediary account at the time of the exchange as described above. Fund management may, in its discretion, reopen the Fund to certain investors in the future. The Fund reserves the right to modify this policy at any time.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of

14

Notes to Financial Statements (continued)

securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the

Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2014, the Fund’s custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2014, the Fund did not incur overdraft fees.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales, REITs and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2013, and for all open tax years (generally, the

15

Notes to Financial Statements (continued)

three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2014, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the year ended December 31, 2014, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: two collectively own 65%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2014, the market value of repurchase agreements outstanding was $14,055,610.

i. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2014, the Fund paid an investment management fee at the annual rate of 0.90% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.32% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed the Fund’s expense contractual expense limitation amount. For the six months ended June 30, 2014, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 12/31/13	$1,373,309
Additional Reimbursements	684,399
Repayments	—
Expired Reimbursements	(203,842)

Reimbursement Available - 06/30/14	$1,853,866

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank

16

Notes to Financial Statements (continued)

trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Fund is distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Fund’s average daily net asset value as shown in table below.

The impact on the annualized expense ratio for the six months ended June 30, 2014, was as follows:

	Maximum Amount Allowed	Actual Amount Incurred
Single Class	0.25%	0.25%

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2014, the Fund lent $2,197,948, for five days earning interest of $161. The interest earned is included in the Statement of Operations as interest income. At June 30, 2014, the Fund had no interfund loans outstanding.

3. PURCHASE AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term and U.S. Government obligations) for the six months ended June 30, 2014, were $637,560,801 and $206,622,007, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At June 30, 2014, the value of the securities loaned and cash collateral received was $13,656,402 and $14,055,610, respectively.

17

Notes to Financial Statements (continued)

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open repurchase agreements which are subject to a master netting agreement as of June 30, 2014:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Cash Collateral Received	Net Amount
Bank of Nova Scotia	$3,338,232	$3,338,232	—	—
Barclays Capital	702,682	702,682	—	—
Cantor Fitzgerald Securities, Inc.	3,338,232	3,338,232	—	—
HSBC Securities USA, Inc.	3,338,232	3,338,232	—	—
Nomura Securities USA, Inc.	3,338,232	3,338,232	—	—

Total	$14,055,610	$14,055,610	—	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

18

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Skyline Special Equities Fund (formerly Skyline Special Equities Portfolio): Approval of Investment Management and Subadvisory Agreements on June 19-20, 2014

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for AMG Managers Skyline Special Equities Fund (formerly Skyline Special Equities Portfolio) (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation a review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of

19

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Value Index. The Trustees took into account management’s discussion of the Fund’s performance and noted that the Fund ranked in the top decile relative to its Peer Group for all relevant time periods. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund, which bears the

20

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadvisor’s name. The Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s annual operating expenses (subject to certain excluded expenses) to 1.32%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*      *      *      *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

21

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Skyline Asset Management, L.P.

120 South LaSalle Street, Suite 1320

Chicago, IL 60603

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity) Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com
SAR018-0614

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2014

AMG GW&K Small Cap Core Fund

(formerly GW&K Small Cap Equity Fund)

Investor Class: GWETX    |    Service Class: GWESX     |    Institutional Class: GWEIX

AMG GW&K Municipal Enhanced Yield Fund

Investor Class: GWMNX    |    Service Class: GWMRX    |    Institutional Class: GWMEX

AMG GW&K Municipal Bond Fund

Investor Class: GWMTX    |    Service Class: GWMSX    |    Institutional Class: GWMIX

www.amgfunds.com |	SAR019-0614

AMG Funds

Semi-Annual Report—June 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
AMG GW&K Small Cap Core Fund	4
AMG GW&K Municipal Enhanced Yield Fund	7
AMG GW&K Municipal Bond Fund	12

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	20

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	22
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	23
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	24
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	25
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	31

NOTES TO FINANCIAL STATEMENTS	32
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	39

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2014	Expense Ratio for the Period	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During the Period*
AMG GW&K Small Cap Core Fund
Investor Class
Based on Actual Fund Return	1.38%	$1,000	$999	$6.84
Hypothetical (5% return before expenses)	1.38%	$1,000	$1,018	$6.90
Service Class
Based on Actual Fund Return	1.10%	$1,000	$1,000	$5.45
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,019	$5.51
Institutional Class
Based on Actual Fund Return	0.95%	$1,000	$1,001	$4.71
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.76

AMG GW&K Municipal Enhanced Yield Fund
Investor Class
Based on Actual Fund Return	0.98%	$1,000	$1,116	$5.14
Hypothetical (5% return before expenses)	0.98%	$1,000	$1,020	$4.91
Service Class
Based on Actual Fund Return	0.79%	$1,000	$1,117	$4.15
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96
Institutional Class
Based on Actual Fund Return	0.64%	$1,000	$1,118	$3.36
Hypothetical (5% return before expenses)	0.64%	$1,000	$1,022	$3.21

AMG GW&K Municipal Bond Fund
Investor Class
Based on Actual Fund Return	0.74%	$1,000	$1,052	$3.76
Hypothetical (5% return before expenses)	0.74%	$1,000	$1,021	$3.71
Service Class
Based on Actual Fund Return	0.54%	$1,000	$1,052	$2.75
Hypothetical (5% return before expenses)	0.54%	$1,000	$1,022	$2.71
Institutional Class
Based on Actual Fund Return	0.34%	$1,000	$1,053	$1.73
Hypothetical (5% return before expenses)	0.34%	$1,000	$1,023	$1.71

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)

Periods ended June 30, 2014

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Small Cap Core Fund[2,3,4]
Investor Class	(0.12)%	20.70%	21.05%	8.87%	8.34%	12/10/96
Service Class	0.00%	21.00%	—	—	19.98%	07/27/09
Institutional Class	0.08%	21.17%	—	—	20.22%	07/27/09
Russell 2000® Index[5]	3.19%	23.64%	20.21%	8.70%	8.46%	12/10/96	†

AMG GW&K Municipal Enhanced Yield Fund[2,6,7,8]
Investor Class	11.58%	9.68%	—	—	8.60%	07/27/09
Service Class	11.69%	10.05%	—	—	8.85%	07/27/09
Institutional Class	11.78%	10.23%	9.23%	—	4.69%	12/30/05
Barclays U.S. Municipal Bond BAA Index[9]	9.76%	4.56%	7.30%	0.00%#	3.58%	12/30/05	†

AMG GW&K Municipal Bond Fund[2,8,11]
Investor Class	5.19%	5.76%	5.68%	—	5.68%	06/30/09
Service Class	5.19%	5.91%	5.91%	—	5.91%	06/30/09
Institutional Class	5.28%	6.10%	6.20%	—	6.20%	06/30/09
Barclays 10-Year Municipal Bond Index[10]	5.69%	6.34%	6.10%	5.31%	6.10%	06/30/09	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
#	Rounds to less than 0.01%.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2014. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund inception dates and returns for all periods beginning prior to November 7, 2008 reflects performance of the predecessor Fund, The BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc.
[4]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[5]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. The Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.
[6]	The Fund inception dates and returns for all periods beginning prior to November 7, 2008 reflects performance of the predecessor Fund, The BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc.
[7]	Issuers of bonds may not be able to meet interest or principal payments when the bonds come due. High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[8]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[9]	The Barclays U.S. Municipal Bond BAA Index is a subset of the Barclays U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.
[10]	The Barclays 10-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with a minimum credit rating of Baa by Moody’s. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.
[11]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall. Issuer of bonds may not be able to meet interest of principal payments when the bonds come due. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

The Russell 2000® Index is a registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K Small Cap Core Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Small Cap Core Fund**	Russell 2000® Index
Financials	19.0%	23.0%
Information Technology	18.6%	17.8%
Industrials	17.9%	14.0%
Consumer Discretionary	14.6%	13.2%
Health Care	11.9%	13.3%
Materials	5.1%	5.1%
Energy	4.5%	6.3%
Utilities	3.6%	3.4%
Consumer Staples	2.6%	3.1%
Telecommunications Services	0.0%	0.8%
Other Assets and Liabilities	2.2%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
United Rentals, Inc.	2.3%
Wabtec Corp.	2.1
Trinity Industries, Inc.	1.9
Avago Technologies, Ltd.	1.7
Jarden Corp.	1.7
Kate Spade & Co.	1.7
DexCom, Inc.	1.5
Red Hat, Inc.	1.5
Sprouts Farmers Market, Inc.	1.5
Flowserve Corp.	1.4

Top Ten as a Group	17.3%

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 14.6%
Grand Canyon Education, Inc.*	165,315	$7,599,531
Group 1 Automotive, Inc.	73,351	6,184,223
Hibbett Sports, Inc.*,1	81,815	4,431,919
Life Time Fitness, Inc.*	35,550	1,732,707
Monro Muffler Brake, Inc.	37,355	1,986,912
Oxford Industries, Inc.	40,525	2,701,802
Pier 1 Imports, Inc.	144,170	2,221,660
The Ryland Group, Inc.	117,850	4,648,004
Steiner Leisure, Ltd.*	28,000	1,212,120
Texas Roadhouse, Inc.	176,960	4,600,960
Tumi Holdings, Inc.*	151,117	3,041,985
Tupperware Brands Corp.	45,013	3,767,588
Total Consumer Discretionary		44,129,411
Consumer Staples - 2.6%
Susser Holdings Corp.*	62,751	5,065,261
WD-40 Co.	38,059	2,862,798
Total Consumer Staples		7,928,059
Energy - 4.5%
Dril-Quip, Inc.*	36,923	4,033,469
Forum Energy Technologies, Inc.*	152,624	5,560,092
Matador Resources Co.*	139,770	4,092,466
Total Energy		13,686,027
Financials - 19.0%
American Campus Communities, Inc.	72,395	2,768,385
AMERISAFE, Inc.	54,611	2,221,029
Cohen & Steers, Inc.[1]	105,295	4,567,697
Glacier Bancorp, Inc.	181,665	5,155,653
Iberiabank Corp.	72,194	4,995,103
MarketAxess Holdings, Inc.	107,245	5,797,665
National Health Investors, Inc.	59,937	3,749,659
Pebblebrook Hotel Trust	118,570	4,382,347
Portfolio Recovery Associates, Inc.*	80,014	4,763,233
ProAssurance Corp.	82,195	3,649,458
STAG Industrial, Inc.	139,165	3,341,352
Stifel Financial Corp.*	103,100	4,881,785
Texas Capital Bancshares, Inc.*	64,470	3,478,157
ViewPoint Financial Group, Inc.	139,683	3,758,870
Total Financials		57,510,393

	Shares	Value
Health Care - 11.9%
Air Methods Corp.*	78,450	$4,051,943
Analogic Corp.	40,151	3,141,414
Cantel Medical Corp.	60,357	2,210,273
Cepheid, Inc.*	83,795	4,017,132
Globus Medical, Inc., Class A*	142,721	3,413,886
Hanger, Inc.*	90,010	2,830,815
HMS Holdings Corp.*	90,205	1,841,084
ICU Medical, Inc.*	57,655	3,506,001
IPC The Hospitalist Co., Inc.*	69,510	3,073,732
Medidata Solutions, Inc.*	65,030	2,783,934
West Pharmaceutical Services, Inc.	117,640	4,962,055
Total Health Care		35,832,269
Industrials - 17.9%
CLARCOR, Inc.	76,635	4,739,875
The Corporate Executive Board Co.	72,868	4,971,055
Healthcare Services Group, Inc.	125,855	3,705,171
Heartland Express, Inc.	222,365	4,745,269
The Middleby Corp.*	64,770	5,357,774
Mobile Mini, Inc.	91,165	4,365,892
Primoris Services Corp.	99,702	2,875,406
Proto Labs, Inc.*	53,167	4,355,441
RBC Bearings, Inc.	69,285	4,437,704
Ritchie Bros. Auctioneers, Inc.[1]	165,511	4,079,846
The Toro Co.	71,089	4,521,260
Universal Forest Products, Inc.	57,100	2,756,217
US Ecology, Inc.	65,255	3,194,232
Total Industrials		54,105,142
Information Technology - 18.6%
Blackbaud, Inc.	122,531	4,379,258
Cardtronics, Inc.*	99,500	3,390,960
Cavium, Inc.*	72,170	3,583,962
Cognex Corp.*	141,970	5,451,648
Cohu, Inc.	75,525	808,118
CoStar Group, Inc.*	16,573	2,621,351
EPAM Systems, Inc.*	57,030	2,495,063
FEI Co.	71,343	6,472,950
Hittite Microwave Corp.	57,918	4,514,708
NIC, Inc.	46,032	729,607
Power Integrations, Inc.	80,372	4,624,605

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 18.6% (continued)
PROS Holdings, Inc.*	94,380	$2,495,407
Rofin-Sinar Technologies, Inc.*	102,707	2,469,076
SciQuest, Inc.*	121,415	2,147,831
Solera Holdings, Inc.	61,556	4,133,485
Tyler Technologies, Inc.*	64,584	5,890,707
Total Information Technology		56,208,736
Materials - 5.1%
Compass Minerals International, Inc.	35,287	3,378,377
Flotek Industries, Inc.*	112,720	3,625,075
KapStone Paper and Packaging Corp.*	113,940	3,774,832
Silgan Holdings, Inc.	89,880	4,567,702
Total Materials		15,345,986
Utilities - 3.6%
Cleco Corp.	94,535	5,572,838
NorthWestern Corp.	102,297	5,338,880
Total Utilities		10,911,718
Total Common Stocks (cost $237,568,008)		295,657,741

	Principal Amount
Short-Term Investments - 3.4%
Repurchase Agreements - 1.6%[2]
Barclays Capital, dated 06/30/14, due 07/01/14, 0.030%, total to be received $240,803 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.125%, 06/30/19 - 06/30/21, totaling $245,619)	$240,803	240,803
Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $1,144,018 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 - 04/20/64, totaling $1,166,894)	1,144,014	1,144,014
Daiwa Capital Markets America, dated 06/30/14, due 07/01/14, 0.140%, total to be received $1,144,018 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/01/17 - 03/01/48, totaling $1,166,894)	1,144,014	1,144,014

	Principal Amount	Value
HSBC Securities USA, Inc., dated 06/30/14, due 07/01/14, 0.070%, total to be received $1,144,016 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.375%, 07/10/14 - 08/15/42, totaling $1,166,898)	$1,144,014	$1,144,014
Nomura Securities USA, Inc., dated 06/30/14, due 07/01/14, 0.110%, total to be received $1,144,018 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 07/01/14 - 07/15/56, totaling $1,166,894)	1,144,014	1,144,014
Total Repurchase Agreements		4,816,859

	Shares
Other Investment Companies - 1.8%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	5,535,395	5,535,395
Total Short-Term Investments (cost $10,352,254)		10,352,254
Total Investments - 101.2% (cost $247,920,262)		306,009,995
Other Assets, less Liabilities - (1.2)%		(3,627,927)
Net Assets - 100.0%		$302,382,068

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Municipal Enhanced Yield Fund**
Transportation	26.0%
Healthcare	19.0%
Industrial Development	11.3%
Utilities	10.8%
Lease/Rent	6.0%
Education	5.1%
Public Services	5.0%
Other	3.2%
General Obligation	2.8%
Certificate of Participation	2.8%
Recreation	2.2%
Tax	2.1%
State and Non-State Appropriated Tobacco	1.3%
Other Assets and Liabilities	2.4%

**	As a percentage of net assets.

Rating	AMG GW&K Municipal Enhanced Yield Fund**
U.S. Government and Agency
Obligation	0.0%
Aaa	2.1%
Aa	10.8%
A	33.5%
Baa	51.4%
Ba & lower	2.2%
Not Rated	0.0%

***	As a percentage of market value of fixed income securities. Chart does not include equity securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Metropolitan Transportation Authority, Series A, 5.000%, 11/15/43	3.7%
New York City Water & Sewer System Revenue, Series CC-1, 5.000%, 06/15/47	3.6
Saint John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	2.6
Chicago O’Hare International Airport Senior Lien Revenue, Series D, 5.000%, 01/01/44*	2.5
New Jersey Economic Development Authority, Industrial Revenue, Private Activity - The Goethals Bridge Replacement Project, 5.375%, 01/01/43	2.5
California Public Works Board Lease Revenue, Various Capital Projects, Series I, 5.000%, 11/01/38	2.5
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Project, Series A, 5.000%, 10/01/53	2.4
Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	2.4
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39*	2.3
Route 460 Funding Corp. Toll Road Revenue, Series 2012 A, 5.125%, 07/01/49	2.3

Top Ten as a Group	26.8%

*	Top Ten Holding at December 31, 2013.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Enhanced Yield Fund

Fund Snapshots (continued)

June 30, 2014

STATE BREAKDOWN

State	% of Net Assets
New York	10.3%
New Jersey	9.4%
Texas	8.3%
Illinois	8.7%
Florida	8.6%
California	6.2%
Massachusetts	5.5%
Louisiana	4.9%
Pennsylvania	4.7%
Virginia	4.6%
District of Columbia	4.5%
Colorado	4.1%
Indiana	2.6%
Virgin Islands	2.4%
Nebraska	2.2%
Michigan	2.2%
West Virginia	1.9%
New Hampshire	1.7%
Ohio	1.6%
Tennessee	1.5%
Arizona	1.2%
Kentucky	0.6%
Other Assets and Liabilities	2.3%

100.0%

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Principal Amount	Value
Municipal Bonds - 97.6%
Arizona - 1.2%
Phoenix Industrial Development Authority, Rowan University, 5.000%, 06/01/42	$2,660,000	$2,787,281
California - 6.2%
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.250%, 02/01/37	605,000	614,583
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	3,655,000	3,818,378
California Public Works Board Lease Revenue, Various Capital Projects, Series I, 5.000%, 11/01/38	5,305,000	5,835,765
California Statewide Communities Development Authority Student Housing Revenue, University of California Irvine Campus Apartments Project, Series 2011, 5.375%, 05/15/38	2,210,000	2,375,662
Sacramento County Public Facilities Financing Corporation COPS, 5.750%, 02/01/30	1,935,000	2,110,795
Total California		14,755,183
Colorado - 4.1%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	3,370,000	4,439,469
Regional Transportation District County COPS, Series A, 5.000%, 06/01/39	5,000,000	5,371,550
Total Colorado		9,811,019
District of Columbia - 4.5%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/31 (National Insured)[4]	4,940,000	5,062,611
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Project, Series A, 5.000%, 10/01/53	5,500,000	5,681,390
Total District of Columbia		10,744,001
Florida - 8.6%
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	3,980,000	4,252,710
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/29	4,800,000	5,110,128
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.000%, 07/01/44	4,500,000	4,867,740
Miami-Dade County Special Obligation Revenue, Series 2012 B, 5.000%, 10/01/37	3,210,000	3,485,001
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	52,393
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	2,500,000	2,726,525
Total Florida		20,494,497
Illinois - 8.7%
Chicago O’Hare International Airport Senior Lien Revenue, Series D, 5.000%, 01/01/44	5,655,000	5,996,166
Illinois State General Obligation, 5.000%, 02/01/39	2,395,000	2,487,255
Illinois State General Obligation, 5.500%, 07/01/38	3,845,000	4,186,167
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42	4,640,000	4,885,363
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	2,580,000	3,000,334
Total Illinois		20,555,285
Indiana - 2.6%
Indiana State Finance Authority Hospital Revenue, Community Health Network, Series 2012 A, 5.000%, 05/01/42	2,950,000	3,135,850
Indiana State Finance Authority Midwestern Division, Ohio Valley Electric Corp., Series 2012 A, 5.000%, 06/01/39	2,900,000	2,951,040
Total Indiana		6,086,890
Kentucky - 0.6%
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	1,365,000	1,523,190

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Louisiana - 4.9%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	$4,690,000	$5,332,202
Saint John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	5,905,000	6,191,570
Total Louisiana		11,523,772
Massachusetts - 5.5%
Massachusetts Development Finance Agency Revenue, Cap Cod Healthcare Obligation, 5.250%, 11/15/41	3,140,000	3,428,566
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	770,000	903,510
Massachusetts State Development Finance Agency Revenue, Covanta Energy Project, Series 2012 B, 4.875%, 11/01/42	5,000,000	5,011,100
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	3,360,000	3,645,970
Total Massachusetts		12,989,146
Michigan - 2.2%
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	4,765,000	5,207,192
Nebraska - 2.2%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,080,000	5,293,868
New Hampshire - 1.7%
New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	4,000,000	4,097,920
New Jersey - 9.4%
New Jersey Economic Development Authority, Industrial Revenue, Private Activity - The Goethals Bridge Replacement Project, 5.125%, 01/01/34	1,000,000	1,069,390
New Jersey Economic Development Authority, Industrial Revenue, Private Activity - The Goethals Bridge Replacement Project, 5.375%, 01/01/43	5,505,000	5,882,643
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	995,000	1,084,799
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,400,000	4,490,552
New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	4,045,000	4,473,770
New Jersey Transportation Trust Fund Authority, Series A, 5.000%, 06/15/42	5,000,000	5,271,350
Total New Jersey		22,272,504
New York - 10.3%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	4,655,000	5,010,223
Metropolitan Transportation Authority, Series A, 5.000%, 11/15/43	8,000,000	8,666,400
New York City Water & Sewer System Revenue, Series CC-1, 5.000%, 06/15/47	7,840,000	8,640,621
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,850,000	2,111,201
Total New York		24,428,445
Ohio - 1.6%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	3,535,000	3,855,448
Pennsylvania - 4.7%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	5,255,000	5,582,071
Pennsylvania Higher Educational Facilities Authority, La Salle University, 5.000%, 05/01/42	4,000,000	4,162,760
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,350,000	1,516,779
Total Pennsylvania		11,261,610

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Tennessee - 1.5%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	$175,000	$204,494
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2012 A, 5.000%, 08/15/42	3,270,000	3,429,870
Total Tennessee		3,634,364
Texas - 8.3%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,620,000	4,096,754
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A, 5.000%, 01/01/43	2,765,000	2,915,610
Fort Bend County Industrial Development Corp. Industrial Revenue, Series 2012 A, 4.750%, 05/01/38	1,955,000	1,988,509
Grand Parkway Transportation Corp. 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	4,000,000	4,353,120
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Co. - Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	1,535,000	1,643,908
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 A, 6.250%, 12/15/26	3,785,000	4,609,487
Total Texas		19,607,388
Virgin Islands - 2.4%
Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	5,150,000	5,583,630
Virginia - 4.6%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	4,950,000	5,155,870
Industrial Development Authority of Washington County, Virginia, Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	110,000	128,439
Route 460 Funding Corp. Toll Road Revenue, Series 2012 A, 5.125%, 07/01/49	5,315,000	5,522,604
Total Virginia		10,806,913
West Virginia - 1.8%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38[5]	4,035,000	4,393,469
Total Municipal Bonds (cost $223,042,206)		231,713,015

	Shares
Other Investment Companies - 4.9%[3]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01%
(cost $11,496,690)	11,496,690	11,496,690
Total Investments - 102.5% (cost $234,538,896)		243,209,705
Other Assets, less Liabilities - (2.5)%		(5,877,428)
Net Assets - 100.0%		$237,332,277

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Municipal Bond Fund**
Transportation	27.2%
General Obligation	21.4%
Utilities	18.8%
Education	7.7%
Public Services	6.1%
Tax	5.8%
Lease/Rent	3.2%
Healthcare	3.0%
Industrial Development	1.9%
Certificate of Participation	1.7%
Other	1.2%
Recreation	0.3%
Other Assets and Liabilities	1.7%

**	As a percentage of net assets.

Rating	AMG GW&K Municipal Bond Fund**
Aaa	24.0%
Aa	52.6%
A	22.8%
Baa	0.6%
Not Rated	0.0%

*** As a percentage of market value of fixed income securities. Chart does not include equity securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
New York State Thruway Authority, General Revenue Junior Indebtedness, Series A, 5.000%, 05/01/19*	2.9%
Houston Utility System Revenue, Series C, 5.000%, 05/15/24	2.2
Texas Transportation Commission State Highway Fund, 5.000%, 04/01/23	2.1
Florida State Board of Education, Series D, 5.000%, 06/01/24	1.9
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24 (FGIC Insured)	1.7
District of Columbia Public Improvements General Obligation, Series A, 5.000%, 06/01/27	1.6
Ohio State General Obligation, Series R, 5.000%, 05/01/21	1.5
New York State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.000%, 02/15/25	1.4
California State Public Works Board Lease Revenue, Correctional Facility Improvements, Series A, 5.000%, 09/01/25	1.4
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lein, Series C, 5.000%, 10/01/24*	1.4

Top Ten as a Group	18.1%

*	Top Ten Holding at December 31, 2013.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Bond Fund

Fund Snapshots (continued)

June 30, 2014

STATE BREAKDOWN

State	% of Net Assets
New York	18.6%
Florida	7.7%
Washington	7.0%
Texas	7.0%
Ohio	6.9%
California	6.9%
New Jersey	6.2%
Illinois	5.0%
Wisconsin	4.2%
Arizona	3.9%
District of Columbia	3.9%
Massachusetts	2.9%
Michigan	2.8%
Kentucky	2.8%
Colorado	2.5%
Pennsylvania	1.8%
South Carolina	1.6%
North Carolina	1.3%
Virginia	1.1%
Nebraska	0.9%
Mississippi	0.8%
Oklahoma	0.6%
Oregon	0.6%
New Mexico	0.4%
Georgia	0.4%
Iowa	0.2%
Maine	0.2%
Vermont	0.1%
Other Assets and Liabilities	1.7%

100.0%

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Principal Amount	Value
Municipal Bonds - 98.3%
Arizona - 3.9%
Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	$2,380,000	$2,837,031
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/21	1,525,000	1,839,912
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	4,120,000	4,974,859
Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.000%, 10/01/21	3,020,000	3,673,558
Phoenix Civic Improvement Corp. Junior Lien Water System Revenue, Series 2009 A, 5.000%, 07/01/23	660,000	768,682
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	1,045,000	1,221,971
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)[4]	690,000	794,597
Total Arizona		16,110,610
California - 6.9%
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	2,755,000	3,253,710
California State Health Facilities Financing Authority Revenue, Saint Joseph Health System, Series A, 5.000%, 07/01/27	1,225,000	1,411,665
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (National Insured)[4]	215,000	237,106
California State Public Works Board Lease Revenue, California State Prison Project, Series 2011 C, 5.250%, 10/01/22	1,000,000	1,191,370
California State Public Works Board Lease Revenue, Correctional Facility Improvements, Series A, 5.000%, 09/01/25	5,000,000	5,947,250
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	290,045
California State Tax Exempt General Obligation, 5.000%, 02/01/23	2,145,000	2,540,688
California State Tax Exempt General Obligation, 5.000%, 09/01/25	1,750,000	2,025,047
California State Tax Exempt General Obligation, 5.250%, 09/01/23	1,740,000	2,106,461
Los Angeles County Metropolitan Transportation Authority, Series 2013 A, 5.000%, 07/01/20	3,070,000	3,707,271
Los Angeles Department of Water & Power, Power Systems, Series B, 5.000%, 07/01/26	1,000,000	1,196,120
Los Angeles Unified School District General Obligation, Series KRY, 5.250%, 07/01/28	1,350,000	1,595,848
Orange County Transportation Authority Toll Road Revenue, Senior Lien-91 Express Lanes, 5.000%, 08/15/21	1,080,000	1,269,616
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	1,175,000	1,395,853
Total California		28,168,050
Colorado - 2.5%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	250,000	285,902
Denver City & County Co. Airport Revenue, Series B, 5.000%, 11/15/24	2,750,000	3,186,397
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24 (FGIC Insured)[4]	6,000,000	6,927,000
Total Colorado		10,399,299
District of Columbia - 3.9%
District of Columbia Public Improvements General Obligation, Series A, 5.000%, 06/01/20	3,020,000	3,574,442
District of Columbia Public Improvements General Obligation, Series A, 5.000%, 06/01/27	5,500,000	6,424,660
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lein, Series C, 5.000%, 10/01/24	5,000,000	5,897,350
Total District of Columbia		15,896,452
Florida - 7.7%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/20	2,845,000	3,335,336
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/22	795,000	926,668
Florida State Board of Education Capital Outlay, Series 2011 C, 5.000%,0 06/01/22	3,655,000	4,396,015

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Florida - 7.7% (continued)
Florida State Board of Education, Series D, 5.000%, 06/01/24	$6,500,000	$7,725,055
Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.000%, 07/01/20	3,750,000	4,459,500
JEA Water and Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,670,000	1,956,973
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	375,000	439,181
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 B, 5.000%, 10/01/22 (AGM Insured)[4]	530,000	607,465
Orlando Utilities Commission Utility System Revenue, Series 2010 C, 5.000%, 10/01/20	800,000	957,328
Orlando Utilities Commission Utility System Revenue, Series 2011 B, 5.000%, 10/01/19	715,000	845,495
Reedy Creek Improvement District, Utility Revenue, Series 1, 5.000%, 10/01/25	2,000,000	2,338,360
Tampa Bay Regional Water Supply Authority Revenue, 5.000%, 10/01/19	1,610,000	1,902,956
Tampa Bay Regional Water Supply Authority Revenue, Series 2011 B, 5.000%, 10/01/19	1,590,000	1,879,316
Total Florida		31,769,648
Georgia - 0.4%
Atlanta Department of Aviation FAC Charge Revenue, Series A, 5.000%, 01/01/25	1,500,000	1,761,165
Illinois - 5.0%
Chicago O’Hare International Airport Revenue, Series 2011 B, 5.000%, 01/01/22	345,000	399,993
Chicago O’Hare International Airport Revenue, Senior Lein, Series B, 5.000%, 01/01/23	3,150,000	3,722,890
Chicago Waterworks Revenue, 5.000%, 11/01/22	1,730,000	2,002,544
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (National Insured)[4]	335,000	407,759
Illinois State Miscellaneous Revenue, 5.000%, 02/01/24	1,030,000	1,149,449
Illinois State Miscellaneous Revenue, 5.000%, 02/01/25	2,000,000	2,219,940
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, 5.000%, 06/15/23	3,570,000	4,259,617
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/20	305,000	354,791
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	795,000	921,087
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/22	1,015,000	1,216,609
Illinois State Unemployment Insurance, Series 2012 B, 5.000%, 12/15/18	1,500,000	1,625,310
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22	2,055,000	2,408,254
Total Illinois		20,688,243
Iowa - 0.2%
Iowa Special Obligation, Prison Infrastructure Fund, Series 2010, 5.000%, 06/15/21	665,000	792,002
Kentucky - 2.8%
Kentucky Infrastructure Authority, Wastewater & Drinking Water, Series A, 5.000%, 02/01/22	3,240,000	3,774,730
Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/22	1,600,000	1,919,024
Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/24	1,515,000	1,815,743
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	570,000	669,927
Kentucky Turnpike Authority Revenue, Revitalization Projects, Series A, 5.000%, 07/01/23	2,750,000	3,129,857
Total Kentucky		11,309,281
Maine - 0.2%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	635,000	717,969

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Massachusetts - 2.9%
Massachusetts State Bay Transportation Authority Sales Tax Revenue, Series 2004 C, 5.500%, 07/01/23	$1,750,000	$2,207,538
Massachusetts State Development Finance Agency Revenue, Boston College, Series S, 5.000%, 07/01/23	2,895,000	3,511,114
Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series 2008 T-1, 5.000%, 10/01/24	1,655,000	1,904,226
Massachusetts State School Building Authority Sales Tax Revenue, Series 2012 A, 5.000%, 08/15/21	2,710,000	3,264,683
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	680,000	800,306
Total Massachusetts		11,687,867
Michigan - 2.8%
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/20	1,935,000	2,278,076
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22	3,475,000	3,784,935
Michigan State Trunk Line Fund, Series 2006, 5.000%, 09/01/19 (AGM Insured)[4]	3,015,000	3,180,192
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/19 (National Insured)[4]	1,105,000	1,219,113
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,144,070
Total Michigan		11,606,386
Mississippi - 0.8%
Mississippi Development Bank Special Obligation, Madison County Highway Project, Series C, 5.000%, 01/01/22	2,585,000	3,068,834
Nebraska - 0.9%
Nebraska Public Power District Revenue, Series 2012 B, 5.000%, 01/01/20	2,020,000	2,363,642
Nebraska Public Power District Revenue, Series 2012 C, 5.000%, 01/01/21	1,250,000	1,399,313
Total Nebraska		3,762,955
New Jersey - 6.2%
New Jersey Economic Development Authority Lease Reveue, Rutgers University, 5.000%, 06/15/23	1,375,000	1,645,463
New Jersey Economic Development Authority, Schools Facilities Construction, Series 2013 NN, 5.000%, 03/01/21	1,910,000	2,203,796
New Jersey Economic Development Authority, Schools Facilities Construction, Series II, 5.000%, 03/01/22	2,000,000	2,310,380
New Jersey Economic Development Authority, Schools Facilities Construction, Series NN, 5.000%, 03/01/26	2,625,000	2,939,790
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/20	2,000,000	2,298,660
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,700,000	3,170,799
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/24	1,900,000	2,218,288
New Jersey Transportation Trust Fund Authority, Series 2003 B, 5.250%, 12/15/19	1,290,000	1,506,901
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	1,165,000	1,344,911
New Jersey Transportation Trust Fund Authority, Series 2011 B, 5.250%, 06/15/23	1,550,000	1,803,177
Rutgers The State University of New Jersey, Series J, 5.000%, 05/01/24	3,325,000	3,962,303
Total New Jersey		25,404,468
New Mexico - 0.4%
New Mexico Finance Authority, Transportation Revenue, Sub Lein, Series A-2, 5.000%, 12/15/20	1,520,000	1,808,815
New York - 18.6%
Long Island Power Authority, Series 2012 B, 5.000%, 09/01/23	1,510,000	1,723,589
Metropolitan Transportation Authority Dedicated Tax Fund, Series A, 5.250%, 11/15/26	2,090,000	2,456,502
Metropolitan Transportation Authority Revenue, Series 2012 A, 5.000%, 11/15/23	2,315,000	2,762,929
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	2,165,000	2,508,347
New York City General Obligation, Series 2013 H, 5.000%, 08/01/25	2,070,000	2,418,319

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New York - 18.6% (continued)
New York City General Obligation, Series E, 5.250%, 08/01/22	$3,000,000	$3,626,820
New York City General Obligation, Series I, 5.000%, 08/01/24	3,490,000	4,080,019
New York City Health & Hospital Corp., 5.000%, 02/15/23	1,020,000	1,187,321
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	150,000	169,161
New York City Transitional Finance Authority Future Tax Secured Revenue, Series H, 5.000%, 11/01/21	3,000,000	3,606,000
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	1,165,000	1,386,210
New York State Dormitory Authority Revenue, State University Facilities, Series A, 5.000%, 07/01/22	4,180,000	4,966,300
New York State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.000%, 02/15/25	5,000,000	6,000,950
New York State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.000%, 03/15/22	3,320,000	3,930,116
New York State Thruway Authority, General Revenue Junior Indebtedness, Series A, 5.000%, 05/01/19	10,285,000	11,955,181
New York State Thruway Authority, Personal Income Tax Revenue, Series A, 5.000%, 03/15/24	2,500,000	2,983,725
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/19	3,355,000	3,893,075
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	675,000	780,820
New York State Thruway Authority, Series 2012 I, 5.000%, 01/01/21	2,780,000	3,254,185
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.000%, 03/15/23	2,600,000	3,054,662
Sales Tax Asset Receivable Corp., Series 2004 A, 5.250%, 10/15/19 (National Insured)[4]	2,000,000	2,028,880
Triborough Bridge & Tunnel Authority Revenue, Series 2013 A, 5.000%, 11/15/22	1,520,000	1,817,920
Triborough Bridge & Tunnel Authority Revenue, Series 2013 B, 5.000%, 11/15/21	1,525,000	1,834,575
Utility Debt Securitization Authority, Series TE, 5.000%, 12/15/28	3,200,000	3,780,960
Total New York		76,206,566
North Carolina - 1.3%
North Carolina Eastern Municipal Power Agency, Series 2012 D, 5.000%, 01/01/23	3,000,000	3,469,830
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2012 A, 5.000%, 01/01/19	1,450,000	1,676,606
Total North Carolina		5,146,436
Ohio - 6.9%
American Municipal Power, Inc., 5.000%, 02/15/23	2,500,000	2,893,400
Cleveland Department of Public Utilities Division of Water, Series A, 5.000%, 01/01/22	3,010,000	3,584,790
Miami University, General Receipts Revenue, Series 2011, 5.000%, 09/01/22	1,000,000	1,176,580
Ohio State Adult Correctional Building Fund Project, Series 2013, 5.000%, 10/01/21	2,200,000	2,636,414
Ohio State General Obligation, Common Schools, Series A, 5.000%, 09/15/23	4,100,000	5,005,444
Ohio State General Obligation, Series 2012 A, 5.000%, 09/15/21	1,410,000	1,702,801
Ohio State General Obligation, Series R, 5.000%, 05/01/21	5,000,000	6,009,300
Ohio State University, Series A, 5.000%, 12/01/20	2,570,000	2,987,856
Ohio State Water Development Authority, 5.000%, 06/01/23	2,035,000	2,491,919
Total Ohio		28,488,504
Oklahoma - 0.6%
Oklahoma Capital Improvement Authority, Series A, 5.000%, 07/01/22	2,025,000	2,446,828
Oregon - 0.6%
Oregon State Facilities Authority, Legacy Health Project, Series 2011 A, 5.250%, 05/01/19	1,050,000	1,227,881
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,030,000	1,176,466
Total Oregon		2,404,347

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Pennsylvania - 1.8%
Monroeville Finance Authority, University of Pittsburgh Medical Center, 5.000%, 02/15/22	$1,330,000	$1,562,285
Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	2,245,000	2,549,310
Pennsylvania Economic Development Financing Authority Revenue, Series B, 5.000%, 07/01/22	1,600,000	1,742,368
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	310,000	358,109
Saint Mary Hospital Authority Health System Revenue, Catholic Health East, Series A, 5.000%, 11/15/26	1,100,000	1,247,873
Total Pennsylvania		7,459,945
South Carolina - 1.6%
South Carolina Transportation Infrastructure Bank, Series 2012 A, 5.000%, 10/01/21	2,415,000	2,865,470
South Carolina Transportation Infrastructure Bank, Series B, 5.000%, 10/01/21	3,135,000	3,719,772
Total South Carolina		6,585,242
Texas - 7.0%
Austin Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	2,780,000	3,348,232
Harris County Cultural Education Facilities Finance Corp., Memorial Herman Health System, Series A, 5.000%, 12/01/25	2,800,000	3,289,300
Houston Utility System Revenue, Series C, 5.000%, 05/15/24	7,410,000	8,963,062
Texas A&M University, Series D, 5.000%, 05/15/21	1,510,000	1,822,932
Texas Transportation Commission Mobility Fund, 5.000%, 04/01/21	290,000	323,279
Texas Transportation Commission State Highway Fund, 5.000%, 04/01/23	7,000,000	8,588,650
Texas Transportation Commission State Highway Fund, First Tier, 5.000%, 04/01/21	1,350,000	1,503,981
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	615,000	708,523
Total Texas		28,547,959
Vermont - 0.1%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	463,248
Virginia - 1.1%
Virginia College Building Authority, Educational Facilities Authority Revenue, 21ST Century College & Equipment Programs, Series B, 5.000%, 02/01/23	2,260,000	2,694,214
Virginia College Building Authority, Series 2010 B, 5.000%, 09/01/19	1,695,000	1,990,388
Total Virginia		4,684,602
Washington - 7.0%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,310,000	1,571,004
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A, 5.000%, 07/01/21	3,250,000	3,904,582
Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/23	3,055,000	3,547,405
Snohomish County Public Utility District No. 1 Revenue, Series 2010 A, 5.000%, 12/01/19	1,080,000	1,277,586
Spokane Public Facilities District, Series B, 5.000%, 12/01/20	1,000,000	1,167,860
Tacoma Electric System Revenue, Series A, 5.000%, 01/01/20	2,725,000	3,215,173
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2012 A, 5.000%, 10/01/21	1,500,000	1,779,795
Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/20	3,685,000	4,329,728
Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/21	3,000,000	3,586,800
Washington State General Obligation, Series 2010 A, 5.000%, 08/01/20	3,850,000	4,551,893
Total Washington		28,931,826
Wisconsin - 4.2%
Wisconsin State Department of Transportation, Series 1, 5.000%, 07/01/21	4,385,000	5,157,812

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Wisconsin - 4.2% (continued)
Wisconsin State General Obligation, Series 1, 5.000%, 05/01/20	$3,000,000	$3,570,870
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/23	1,960,000	2,344,807
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/24	3,170,000	3,779,845
Wisconsin State General Obligation, Series C, 5.000%, 05/01/23	2,235,000	2,549,979
Total Wisconsin		17,403,313
Total Municipal Bonds (cost $394,405,852)		403,720,860

	Shares
Other Investment Companies - 1.0%[3]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $4,326,195)	4,326,195	4,326,195
Total Investments - 99.3% (cost $398,732,047)		408,047,055
Other Assets, less Liabilities - 0.7%		2,797,610
Net Assets - 100.0%		$410,844,665

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
AMG GW&K Small Cap Core Fund	$247,819,152	$62,626,758	$(4,435,915)	$58,190,843
AMG GW&K Municipal Enhanced Yield Fund	234,626,727	9,336,068	(753,090)	8,582,978
AMG GW&K Municipal Bond Fund	398,732,047	9,963,963	(648,955)	9,315,008

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Enhanced Yield Fund	$2,778,918	1.2%

[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2014, amounting to:

Fund	Market Value	% of Net Assets
AMG GW&K Small Cap Core Fund	$4,704,017	1.6%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At June 30, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Enhanced Yield Fund	$5,062,611	2.1%
AMG GW&K Municipal Bond Fund	15,402,112	3.7%

[5]	Variable Rate Security. The rate listed is as of June 30, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2014: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Small Cap Core Fund
Investments in Securities
Common Stocks†	$295,657,741	—	—	$295,657,741
Short-Term Investments
Repurchase Agreements	—	$4,816,859	—	4,816,859
Other Investment Companies	5,535,395	—	—	5,535,395

Total Investments in Securities	$301,193,136	$4,816,859	—	$306,009,995

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$231,713,015	—	$231,713,015
Other Investment Companies	$11,496,690	—	—	11,496,690

Total Investments in Securities	$11,496,690	$231,713,015	—	$243,209,705

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$403,720,860	—	$403,720,860
Other Investment Companies	$4,326,195	—	—	4,326,195

Total Investments in Securities	$4,326,195	$403,720,860	—	$408,047,055

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

AGM:	Assured Guaranty Municipal Corp.
COPS:	Certificates of Participation
FGIC:	Financial Guaranty Insurance Company
National:	National Public Finance Guarantee Corp.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2014

	AMG GW&K Small Cap Core Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Municipal Bond Fund
Assets:
Investments at value* (including securities on loan valued at $4,704,017, $0 and $0, respectively)	$306,009,995	$243,209,705	$408,047,055
Receivable for investments sold	1,611,036	5,474,080	2,930,300
Receivable for Fund shares sold	497,898	219,436	2,187,329
Dividends, interest and other receivables	228,190	2,851,003	5,140,973
Receivable from affiliate	24,338	18,023	105,172
Prepaid expenses	26,905	36,989	40,388
Total assets	308,398,362	251,809,236	418,451,217
Liabilities:
Payable upon return of securities loaned	4,816,859	—	—
Payable for investments purchased	679,441	14,257,852	6,611,097
Payable for Fund shares repurchased	236,224	46,827	730,267
Accrued expenses:
Investment advisory and management fees	181,616	98,302	115,858
Administrative fees	60,538	31,457	82,755
Shareholder service fees - Investor Class	8,524	665	4,059
Shareholder service fees - Service Class	4,056	920	11,033
Distribution fees - Investor Class	10,147	2,770	6,765
Trustees fees and expenses	615	700	580
Other	18,274	37,466	44,138
Total liabilities	6,016,294	14,476,959	7,606,552

Net Assets	$302,382,068	$237,332,277	$410,844,665
Net Assets Represent:
Paid-in capital	$228,918,129	$233,933,526	$401,043,494
Undistributed net investment income	11,996	3,591	32,180
Accumulated net realized gain (loss) from investments	15,362,210	(5,275,649)	453,983
Net unrealized appreciation of investments	58,089,733	8,670,809	9,315,008
Net Assets	$302,382,068	$237,332,277	$410,844,665
Investor Class:
Net Assets	$50,521,822	$13,335,982	$33,089,100
Shares outstanding	2,078,360	1,355,140	2,878,541
Net asset value, offering and redemption price per share	$24.31	$9.84	$11.50
Service Class:
Net Assets	$33,517,547	$6,789,200	$67,887,581
Shares outstanding	1,372,364	689,881	5,896,805
Net asset value, offering and redemption price per share	$24.42	$9.84	$11.51
Institutional Class:
Net Assets	$218,342,699	$217,207,095	$309,867,984
Shares outstanding	8,907,956	22,100,863	26,829,989
Net asset value, offering and redemption price per share	$24.51	$9.83	$11.55
* Investments at cost	$247,920,262	$234,538,896	$398,732,047

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended June 30, 2014

	AMG GW&K Small Cap Core Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Municipal Bond Fund
Investment Income:
Dividend income	$1,508,903 [1]	$214	$606
Securities lending income	40,248	—	—
Interest income	289	5,388,368	4,046,626
Foreign withholding tax	(6,475)	—	—
Total investment income	1,542,965	5,388,582	4,047,232
Expenses:
Investment advisory and management fees	1,094,008	578,954	596,720
Administrative fees	364,669	289,477	426,229
Distribution fees - Investor Class	69,886	12,770	37,945
Shareholder servicing fees - Investor Class	50,131	4,551	22,767
Shareholder servicing fees - Service Class	25,037	5,128	58,962
Professional fees	20,168	20,176	23,827
Registration fees	14,716	17,384	24,134
Custodian	12,434	12,315	19,147
Transfer agent	11,516	5,062	9,451
Reports to shareholders	10,145	8,907	8,759
Trustees fees and expenses	6,032	4,807	6,680
Miscellaneous	2,945	2,920	4,397
Total expenses before offsets	1,681,687	962,451	1,239,018
Fee waivers	—	(104,212)	—
Expense reimbursements	(150,718)	(94,539)	(539,560)
Net expenses	1,530,969	763,700	699,458
Net investment income	11,996	4,624,882	3,347,774
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	13,665,874	(452,544)	263,982
Net change in unrealized appreciation (depreciation) of investments	(13,247,405)	21,509,873	13,392,704
Net realized and unrealized gain	418,469	21,057,329	13,656,686

Net increase in net assets resulting from operations	$430,465	$25,682,211	$17,004,460

[1]	Includes non-recurring dividends of $166,048.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2014 (unaudited) and the year ended December 31,

	AMG GW&K Small Cap Core Fund		AMG GW&K Municipal Enhanced Yield Fund		AMG GW&K Municipal Fund Bond
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$11,996	$(68,908)	$4,624,882	$11,669,177	$3,347,774	$4,612,084
Net realized gain (loss) on investments	13,665,874	11,109,017	(452,544)	(4,821,153)	263,982	657,968
Net change in unrealized appreciation (depreciation) of investments	(13,247,405)	56,941,446	21,509,873	(32,073,071)	13,392,704	(10,012,903)
Net increase (decrease) in net assets resulting from operations	430,465	67,981,555	25,682,211	(25,225,047)	17,004,460	(4,742,851)
Distributions to Shareholders:
From net investment income:
Investor Class	—	—	(190,026)	(621,586)	(244,371)	(403,081)
Service Class	—	—	(133,007)	(210,911)	(532,533)	(769,786)
Institutional Class	—	—	(4,300,276)	(10,832,659)	(2,577,446)	(3,400,461)
From net realized gain on investments:
Investor Class	—	(2,426,685)	—	(63,080)	—	(109,207)
Service Class	—	(1,256,478)	—	(39,281)	—	(216,679)
Institutional Class	—	(6,070,507)	—	(1,529,874)	—	(787,354)
Total distributions to shareholders	—	(9,753,670)	(4,623,309)	(13,297,391)	(3,354,350)	(5,686,568)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	27,269,286	112,022,616	1,860,434	(69,861,782)	110,804,727	117,040,476

Total increase (decrease) in net assets	27,699,751	170,250,501	22,919,336	(108,384,220)	124,454,837	106,611,057
Net Assets:
Beginning of period	274,682,317	104,431,816	214,412,941	322,797,161	286,389,828	179,778,771
End of period	$302,382,068	$274,682,317	$237,332,277	$214,412,941	$410,844,665	$286,389,828
End of period undistributed net investment income	$11,996	—	$3,591	$2,018	$32,180	$38,756

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,
Investor Class		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$24.34	$17.72	$15.87	$15.64	$12.05	$9.10
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)[17]	(0.07)[4]	0.14 [5]	(0.02)	0.01	0.09
Net realized and unrealized gain on investments[1]	0.01	7.56	2.15	0.25	3.58	2.86
Total from investment operations	(0.03)	7.49	2.29	0.23	3.59	2.95
Distributions to Shareholders from:
Net investment income	—	—	(0.08)	—	0.00 [6]	—
Net realized gain on investments	—	(0.87)	(0.36)	—	—	—
Total distributions to shareholders	—	(0.87)	(0.44)	(0.00)[6]	—	—
Net Asset Value, End of Period	$24.31	$24.34	$17.72	$15.87	$15.64	$12.05
Total Return[2]	(0.12)%[15]	42.26%	14.45%	1.47%	29.81%	32.42%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.38%[16]	1.37%[8]	1.41%[9]	1.39%	1.42%	1.22%
Ratio of expenses to average net assets (with offsets)	1.38%[16]	1.37%[8]	1.41%[9]	1.39%	1.42%	1.22%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.48%[16]	1.50%[8]	1.62%[9]	1.71%	1.84%	1.70%
Ratio of net investment income (loss) to average net assets[2]	(0.36)%[16]	(0.32)%[8]	0.78%[9]	(0.14)%	0.07%	1.02%
Portfolio turnover	16%	19%	14%	25%	19%	109%
Net assets at end of period (000’s omitted)	$50,522	$69,992	$14,707	$3,349	$1,914	$1,260

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,				For the period ended December 31, 2009*
Service Class		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.42	$17.73	$15.85	$15.59	$12.01	$10.65
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)[17]	(0.02)[4]	0.06 [5]	0.01	0.04	0.02
Net realized and unrealized gain on investments[1]	0.01	7.58	2.26	0.25	3.56	1.42
Total from investment operations	—	7.56	2.32	0.26	3.60	1.44
Distributions to Shareholders from:
Net investment income	—	—	(0.08)	—	(0.02)	(0.08)
Net realized gain on investments	—	(0.87)	(0.36)	—	—	—
Total distributions to shareholders	—	(0.87)	(0.44)	—	(0.02)	(0.08)
Net Asset Value, End of Period	$24.42	$24.42	$17.73	$15.85	$15.59	$12.01
Total Return[2]	0.00%[6,15]	42.64%[7]	14.67%[7]	1.67%[7]	30.01%[7]	13.46%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	1.10%[16]	1.13%[8]	1.20%[9]	1.20%	1.20%	1.17%[16]
Ratio of expenses to average net assets (with offsets)	1.10%[16]	1.13%[8]	1.20%[9]	1.20%	1.20%	1.17%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.20%[16]	1.26%[8]	1.41%[9]	1.52%	1.62%	1.53%[16]
Ratio of net investment income (loss) to average net assets[2]	(0.05)%[16]	(0.09)%[8]	0.44%[9]	0.04%	0.30%	0.43%[16]
Portfolio turnover	16%	19%	14%	25%	19%	109%
Net assets at end of period (000’s omitted)	$33,518	$35,836	$13,052	$19,007	$18,788	$15,382

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,				For the period ended December 31, 2009*
Institutional Class		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.49	$17.76	$15.87	$15.59	$12.01	$10.65
Income from Investment Operations:
Net investment income[1]	0.01 [17]	0.02 [4]	0.14 [5]	0.05	0.07	0.03
Net realized and unrealized gain on investments[1]	0.01	7.58	2.23	0.25	3.57	1.41
Total from investment operations	0.02	7.60	2.37	0.30	3.64	1.44
Distributions to Shareholders from:
Net investment income	—	—	(0.12)	(0.02)	(0.06)	(0.08)
Net realized gain on investments	—	(0.87)	(0.36)	—	—	—
Total distributions to shareholders	—	(0.87)	(0.48)	(0.02)	(0.06)	(0.08)
Net Asset Value, End of Period	$24.51	$24.49	$17.76	$15.87	$15.59	$12.01
Total Return[2]	0.08%[15]	42.81%[7]	14.97%[7]	1.90%	30.28%	13.56%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.95%[16]	0.97%[8]	0.96%[9]	0.95%	0.95%	0.95%[16]
Ratio of expenses to average net assets (with offsets)	0.95%[16]	0.97%[8]	0.96%[9]	0.95%	0.95%	0.95%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.05%[16]	1.10%[8]	1.17%[9]	1.27%	1.37%	1.32%[16]
Ratio of net investment income to average net assets[2]	0.12%[16]	0.07%[8]	0.84%[9]	0.30%	0.55%	0.62%[16]
Portfolio turnover	16%	19%	14%	25%	19%	109%
Net assets at end of period (000’s omitted)	$218,343	$168,854	$76,673	$40,425	$17,941	$9,995

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,				For the period ended December 31, 2009*
Investor Class		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.98	$10.24	$9.55	$8.79	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.17 [1]	0.35 [1]	0.36 [1]	0.37 [1]	0.37	0.18
Net realized and unrealized gain (loss) on investments	0.86 [1]	(1.18)[1]	0.93 [1]	0.78 [1]	(0.03)	0.60
Total from investment operations	1.03	(0.83)	1.29	1.15	0.34	0.78
Distributions to Shareholders from:
Net investment income	(0.17)	(0.36)	(0.36)	(0.37)	(0.36)	(0.20)
Net realized gain on investments	—	(0.07)	(0.24)	(0.02)	—	—
Total distributions to shareholders	(0.17)	(0.43)	(0.60)	(0.39)	(0.36)	(0.20)
Net Asset Value, End of Period	$9.84	$8.98	$10.24	$9.55	$8.79	$8.81
Total Return[2]	11.58%[15]	(8.27)%[7]	13.69%[7]	13.48%	3.81%	9.51%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.98%[16]	1.12%[10]	1.07%[11]	1.17%[12]	1.27%	1.04%[16]
Ratio of expenses to average net assets (with offsets)	0.98%[16]	1.12%[10]	1.07%[11]	1.17%[12]	1.27%	1.04%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.15%[16]	1.30%[10]	1.27%[11]	1.40%	1.57%	1.56%[16]
Ratio of net investment income to average net assets[2]	3.65%[16]	3.58%[10]	3.53%[11]	4.02%	4.10%	4.52%[16]
Portfolio turnover	45%	52%	70%	31%	50%	82%
Net assets at end of period (000’s omitted)	$13,336	$8,030	$21,413	$5,689	$557	$125

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,				For the period ended December 31, 2009*
Service Class		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.98	$10.23	$9.54	$8.79	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.18 [1]	0.38 [1]	0.38 [1]	0.40 [1]	0.39	0.21
Net realized and unrealized gain (loss) on investments	0.86 [1]	(1.18)[1]	0.93 [1]	0.77 [1]	(0.02)	0.58
Total from investment operations	1.04	(0.80)	1.31	1.17	0.37	0.79
Distributions to Shareholders from:
Net investment income	(0.18)	(0.38)	(0.38)	(0.40)	(0.39)	(0.21)
Net realized gain on investments	—	(0.07)	(0.24)	(0.02)	—	—
Total distributions to shareholders	(0.18)	(0.45)	(0.62)	(0.42)	(0.39)	(0.21)
Net Asset Value, End of Period	$9.84	$8.98	$10.23	$9.54	$8.79	$8.81
Total Return[2]	11.69%[15]	(7.95)%	13.90%	13.65%	4.09%	9.62%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.79%[16]	0.78%[10]	0.86%[11]	0.94%[12]	1.01%	0.79%[16]
Ratio of expenses to average net assets (with offsets)	0.79%[16]	0.78%[10]	0.86%[11]	0.94%[12]	1.01%	0.79%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.96%[16]	0.96%[10]	1.06%[11]	1.16%	1.31%	1.31%[16]
Ratio of net investment income to average net assets[2]	3.85%[16]	3.99%[10]	3.74%[11]	4.48%	4.36%	4.77%[16]
Portfolio turnover	45%	52%	70%	31%	50%	82%
Net assets at end of period (000’s omitted)	$6,789	$5,222	$6,401	$2,145	$1,181	$11

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,
Institutional Class		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.97	$10.22	$9.53	$8.78	$8.81	$6.70
Income from Investment Operations:
Net investment income	0.19 [1]	0.39 [1]	0.40 [1]	0.41 [1]	0.40	0.37
Net realized and unrealized gain (loss) on investments	0.86 [1]	(1.17)[1]	0.93 [1]	0.78 [1]	(0.03)	2.11
Total from investment operations	1.05	(0.78)	1.33	1.19	0.37	2.48
Distributions to Shareholders from:
Net investment income	(0.19)	(0.40)	(0.40)	(0.42)	(0.40)	(0.37)
Net realized gain on investments	—	(0.07)	(0.24)	(0.02)	—	—
Total distributions to shareholders	(0.19)	(0.47)	(0.64)	(0.44)	(0.40)	(0.37)
Net Asset Value, End of Period	$9.83	$8.97	$10.22	$9.53	$8.78	$8.81
Total Return[2]	11.78%[15]	(7.80)%	14.13%[7]	13.94%	4.15%	37.62%
Ratio of net expenses to average net assets (with offsets/reductions)	0.64%[16]	0.66%[10]	0.65%[11]	0.69%[12]	0.79%	0.79%
Ratio of expenses to average net assets (with offsets)	0.64%[16]	0.66%[10]	0.65%[11]	0.69%[12]	0.79%	0.79%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.81%[16]	0.84%[10]	0.85%[11]	0.91%	1.09%	1.31%
Ratio of net investment income to average net assets[2]	4.02%[16]	4.08%[10]	3.96%[11]	4.69%	4.58%	4.77%
Portfolio turnover	45%	52%	70%	31%	50%	82%
Net assets at end of period (000’s omitted)	$217,207	$201,161	$294,983	$138,250	$48,079	$17,544

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,				For the period ended December 31, 2009**
Investor Class		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.02	$11.52	$11.21	$10.29	$10.27	$10.00
Income from Investment Operations:
Net investment income[1]	0.09	0.18	0.20	0.27	0.31	0.15
Net realized and unrealized gain (loss) on investments[1]	0.48	(0.47)	0.38	0.97	0.09	0.33
Total from investment operations	0.57	(0.29)	0.58	1.24	0.40	0.48
Distributions to Shareholders from:
Net investment income	(0.09)	(0.17)	(0.19)	(0.27)	(0.31)	(0.15)
Net realized gain on investments	—	(0.04)	(0.08)	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.09)	(0.21)	(0.27)	(0.32)	(0.38)	(0.21)
Net Asset Value, End of Period	$11.50	$11.02	$11.52	$11.21	$10.29	$10.27
Total Return[2]	5.19%[15]	(2.51)%[7]	5.27%[7]	12.16%	3.89%	4.79%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.74%[16]	0.81%[13]	0.80%[14]	0.81%	0.75%	0.59%[16]
Ratio of expenses to average net assets (with offsets)	0.74%[16]	0.81%[13]	0.80%[14]	0.81%	0.75%	0.59%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.06%[16]	1.17%[13]	1.18%[14]	1.34%	1.45%	2.31%[16]
Ratio of net investment income to average net assets[2]	1.64%[16]	1.56%[13]	1.71%[14]	2.46%	2.91%	2.93%[16]
Portfolio turnover	6%	28%	39%	26%	22%	13%
Net assets at end of period (000’s omitted)	$33,089	$28,655	$22,726	$8,777	$2,856	$850

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,				For the period ended December 31, 2009**
Service Class		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.04	$11.54	$11.23	$10.30	$10.28	$10.00
Income from Investment Operations:
Net investment income[1]	0.10	0.21	0.23	0.30	0.33	0.16
Net realized and unrealized gain (loss) on investments[1]	0.47	(0.47)	0.38	0.97	0.09	0.33
Total from investment operations	0.57	(0.26)	0.61	1.27	0.42	0.49
Distributions to Shareholders from:
Net investment income	(0.10)	(0.20)	(0.22)	(0.29)	(0.33)	(0.15)
Net realized gain on investments	—	(0.04)	(0.08)	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.10)	(0.24)	(0.30)	(0.34)	(0.40)	(0.21)
Net Asset Value, End of Period	$11.51	$11.04	$11.54	$11.23	$10.30	$10.28
Total Return[2]	5.19%[15]	(2.24)%	5.53%	12.52%	4.05%	4.89%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.54%[16]	0.53%[13]	0.55%[14]	0.54%	0.55%	0.54%[16]
Ratio of expenses to average net assets (with offsets)	0.54%[16]	0.53%[13]	0.55%[14]	0.54%	0.55%	0.54%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.86%[16]	0.89%[13]	0.93%[14]	1.09%	1.25%	2.26%[16]
Ratio of net investment income to average net assets[2]	1.84%[16]	1.84%[13]	1.97%[14]	2.80%	3.13%	2.98%[16]
Portfolio turnover	6%	28%	39%	26%	22%	13%
Net assets at end of period (000’s omitted)	$67,888	$53,024	$35,444	$22,705	$15,032	$12,752

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,				For the period ended December 31, 2009**
Institutional Class		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.08	$11.58	$11.26	$10.33	$10.31	$10.00
Income from Investment Operations:
Net investment income[1]	0.12	0.23	0.25	0.30	0.35	0.17
Net realized and unrealized gain (loss) on investments[1]	0.46	(0.47)	0.40	0.99	0.09	0.36
Total from investment operations	0.58	(0.24)	0.65	1.29	0.44	0.53
Distributions to Shareholders from:
Net investment income	(0.11)	(0.22)	(0.25)	(0.31)	(0.35)	(0.16)
Net realized gain on investments	—	(0.04)	(0.08)	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.11)	(0.26)	(0.33)	(0.36)	(0.42)	(0.22)
Net Asset Value, End of Period	$11.55	$11.08	$11.58	$11.26	$10.33	$10.31
Total Return[2]	5.28%[15]	(2.02)%	5.80%[7]	12.71%[7]	4.27%[7]	5.31%[7,15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.34%[16]	0.36%[13]	0.35%[14]	0.34%	0.34%	0.34%[16]
Ratio of expenses to average net assets (with offsets)	0.34%[16]	0.36%[13]	0.35%[14]	0.34%	0.34%	0.34%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.66%[16]	0.72%[13]	0.73%[14]	0.83%	1.04%	2.06%[16]
Ratio of net investment income to average net assets[2]	2.03%[16]	2.01%[13]	2.15%[14]	2.79%	3.31%	3.18%[16]
Portfolio turnover	6%	28%	39%	26%	22%	13%
Net assets at end of period (000’s omitted)	$309,868	$204,711	$121,609	$32,019	$1,180	$231

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commenced operations on July 27, 2009.
**	Commenced operations on June 30, 2009.
1	Per share numbers have been calculated using average shares.
2	Total returns and net investment income would have been lower had certain expenses not been offset.
3	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
4	Includes non-recurring dividends. Without these dividends net investment income per share would have been $(0.09), $(0.04) and $0.00 for the Investor Class, Service Class and Institutional Class, respectively.
5	Includes non-recurring dividends. Without these dividends net investment income per share would have been $0.03, $(0.05) and $0.03 for the Investor Class, Service Class and Institutional Class, respectively.
6	Rounds to less than $0.01 or 0.00%.
7	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
8	Includes non-routine extraordinary expenses amounting to 0.015%, 0.017% and 0.018% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
9	Includes non-routine extraordinary expenses amounting to 0.008%, 0.004% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
10	Includes non-routine extraordinary expenses amounting to 0.024%, 0.022% and 0.023% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
11	Includes non-routine extraordinary expenses amounting to 0.006%, 0.005% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
12	Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.64% from 0.79%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.
13	Includes non-routine extraordinary expenses amounting to 0.021%, 0.020% and 0.020% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
14	Includes non-routine extraordinary expenses amounting to 0.005%, 0.005% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
15	Not annualized.
16	Annualized.
17	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.05), $(0.02), and $0.00 for AMG GW&K Small Cap Core Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.

Notes to Financial Statements (unaudited)

June 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (formerly Managers AMG Funds) (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG GW&K Small Cap Core Fund (“Small Cap Core”) (formerly GW&K Small Cap Equity Fund), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”) (formerly GW&K Municipal Enhanced Yield Fund) and AMG GW&K Municipal Bond Fund (“Municipal Bond”) (formerly GW&K Municipal Bond Fund), each a “Fund” and collectively the “Funds.”

Each Fund offers three classes of shares: Investor Class, Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective November 1, 2013, Small Cap Core was closed to new investors. Shareholders who owned shares of Small Cap Core when it was closed, including shareholders who held an account directly with the Fund and those shareholders who invested in the Fund through a financial intermediary account, the ManagersChoice® program, a financial platform, defined contribution, defined benefit or asset allocation program (collectively, “financial intermediaries”), may continue to purchase shares of the Fund. In addition, certain financial intermediaries that, at Fund management’s discretion, had accounts or client assets in the Fund on or before October 31, 2013, regardless of whether such financial intermediary was acting on a discretionary or non-discretionary basis, may continue to purchase shares of the Fund for those accounts and may open new Fund accounts for existing or new clients. Exchanges into the Fund are not permitted unless the exchange is being made into an existing shareholder account or an existing financial intermediary account at the time of the exchange as described above. Fund management may, in its discretion, reopen the Fund to certain investors in the future. The Fund reserves the right to modify this policy at any time.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Short term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair

Notes to Financial Statements (continued)

valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2014, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2014, overdraft fees for Small Cap Core, Municipal Enhanced and Municipal Bond equaled $9, $190 and $112, respectively.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

Notes to Financial Statements (continued)

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales, REITs and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on Small Cap Core’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2013, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2014, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains for an unlimited time period.

Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Expires
Small Cap Core
(Post-Enactment)	—	—	Unlimited
Municipal Enhanced
(Post-Enactment)	$2,187,952	—	Unlimited
Municipal Bond
(Post-Enactment)	—	—	Unlimited

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the six months ended June 30, 2014 (unaudited) and December 31, 2013, the capital stock transactions by class for Small Cap Core, Municipal Enhanced and Municipal Bond were as follows:

	Small Cap Core				Municipal Enhanced
	2014		2013		2014		2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	247,625	$5,877,939	2,728,282	$57,807,003	774,626	$7,406,326	1,278,527	$12,816,750
Reinvestment of distributions	—	—	95,850	2,332,983	19,752	189,596	70,944	684,564
Cost of shares repurchased	(1,044,635)	(24,919,346)	(778,821)	(17,203,313)	(333,399)	(3,169,338)	(2,546,069)	(24,684,293)

Net increase (decrease)	(797,010)	$(19,041,407)	2,045,311	$42,936,673	460,979	$4,426,584	(1,196,598)	$(11,182,979)

Service Class:
Proceeds from sale of shares	31,043	$740,603	845,272	$18,202,654	521,813	$4,949,194	399,979	$3,813,904
Reinvestment of distributions	—	—	28,040	684,732	13,897	132,955	26,690	250,192
Cost of shares repurchased	(126,020)	(3,005,579)	(142,092)	(3,162,147)	(427,263)	(4,108,422)	(471,070)	(4,572,489)

Net increase (decrease)	(94,977)	$(2,264,976)	731,220	$15,725,239	108,447	$973,727	(44,401)	$(508,393)

Institutional Class:
Proceeds from sale of shares	2,629,211	$63,288,343	3,803,655	$80,451,528	2,470,537	$23,392,330	8,512,856	$81,871,318
Reinvestment of distributions	—	—	208,697	5,110,997	342,463	3,268,258	892,864	8,414,657
Cost of shares repurchased	(615,620)	(14,712,674)	(1,436,301)	(32,201,821)	(3,139,651)	(30,200,465)	(15,835,719)	(148,456,385)

Net increase (decrease)	2,013,591	$48,575,669	2,576,051	$53,360,704	(326,651)	$(3,539,877)	(6,429,999)	$(58,170,410)

	Municipal Bond
	2014		2013
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	796,695	$9,054,461	1,822,098	$20,569,840
Reinvestment of distributions	21,160	240,689	45,135	504,499
Cost of shares repurchased	(538,538)	(6,102,520)	(1,239,936)	(13,875,025)

Net increase	279,317	$3,192,630	627,297	$7,199,314

Service Class:
Proceeds from sale of shares	2,245,272	$25,544,454	3,367,067	$37,890,398
Reinvestment of distributions	29,837	339,725	57,053	637,451
Cost of shares repurchased	(1,180,668)	(13,356,448)	(1,693,082)	(18,946,361)

Net increase	1,094,441	$12,527,731	1,731,038	$19,581,488

Institutional Class:
Proceeds from sale of shares	11,165,515	$127,176,150	15,047,219	$169,526,811
Reinvestment of distributions	224,823	2,570,811	367,179	4,121,663
Cost of shares repurchased	(3,041,940)	(34,662,595)	(7,432,814)	(83,388,800)

Net increase	8,348,398	$95,084,366	7,981,584	$90,259,674

Notes to Financial Statements (continued)

At June 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap Core - two collectively own 46%; Municipal Enhanced - two collectively own 78%; Municipal Bond - two collectively own 63%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2014, the market value of repurchase agreements outstanding for Small Cap Core was $4,816,859.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Gannett Welsh & Kotler, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2014, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap Core	0.75%
Municipal Enhanced	0.50%
Municipal Bond	0.35%

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Small Cap Core, Municipal Enhanced and Municipal Bond to 0.95%, 0.64% and 0.34%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certian circumstances.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended June 30, 2014, each Fund’s components of reimbursement available are detailed in the following chart

	Small Cap Core	Municipal Enhanced	Municipal Bond
Reimbursement Available - 12/31/13	$586,195	$702,996	$1,546,047
Additional Reimbursements	150,718	94,539	539,560
Expired Reimbursements	(74,468)	(52,370)	(79,849)

Reimbursement Available - 06/30/14	$662,445	$745,165	$2,005,758

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as intermediary with the Funds’ shareholders. The Funds pay a fee to the Administrator at the rate of 0.25% per annum of each Fund’s average daily net assets for this service. Effective February 1, 2012, the Administrator for Municipal Enhanced is voluntarily waiving a portion of its administration fee on 90% of the Fund’s net assets. The waiver, which may be modified or terminated at any time after August 1, 2012, amounts to 0.10% on the first $250 million of the Fund’s net assets and 0.15% on the remaining net assets. For the six months ended June 30, 2014, the amount waived was $104,212 or 0.09%.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Funds are distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed

Notes to Financial Statements (continued)

selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributors of up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees.”) Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2014, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Small Cap Core
Investor Class	0.25%	0.18%
Service Class	0.25%	0.15%
Municipal Enhanced
Investor Class	0.25%	0.09%
Service Class	0.25%	0.15%
Municipal Bond
Investor Class	0.25%	0.15%
Service Class	0.25%	0.20%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating

Funds. For the six months ended June 30, 2014, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Small Cap Core borrowed varying amounts not exceeding $4,863,765, for four days paying interest of $162. The interest amount is included in the Statement of Operations as miscellaneous expense. Small Cap Core lent $6,334,762, for three days earning interest of $289. The interest amount is included in the Statement of Operations as interest income. For the six months ended June 30, 2014, Municipal Enhanced and Municipal Bond neither borrowed from nor lent to other Funds in the AMG Fund family. At June 30, 2014, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2014, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap Core	$66,884,776	$44,617,953
Municipal Enhanced	102,406,296	102,675,027
Municipal Bond	129,006,130	19,318,101

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2014.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. For the six months ended June 30, 2014, the Municipal Enhanced and Municipal Bond Funds did not incur any activity. At June 30, 2014, the value of the securities loaned and cash collateral received for Small Cap Core was $4,704,017 and $4,816,859, respectively.

Notes to Financial Statements (continued)

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For security lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements which are subject to a master netting agreement as of June 30, 2014:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Cash Collateral Received	Net Amount
Small Cap Core
Barclays Capital	$240,803	$240,803	—	—
Cantor Fitzgerald Securities, Inc.	1,144,014	1,144,014	—	—
Daiwa Capital Markets America	1,144,014	1,144,014	—	—
HSBC Securities USA, Inc.	1,144,014	1,144,014	—	—
Nomura Securities USA, Inc.	1,144,014	1,144,014	—	—

Total	$4,816,859	$4,816,859	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG GW&K Small Cap Core Fund (formerly GW&K Small Cap Equity Fund), AMG GW&K Municipal Enhanced Yield Fund (formerly GW&K Municipal Enhanced Yield Fund) and AMG GW&K Municipal Bond Fund (formerly GW&K Municipal Bond Fund): Approval of Investment Management and Subadvisory Agreements on June 19-20, 2014

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of AMG GW&K Small Cap Core Fund (formerly GW&K Small Cap Equity Fund), AMG GW&K Municipal Enhanced Yield Fund (formerly GW&K Municipal Enhanced Yield Fund) and AMG GW&K Municipal Bond Fund (formerly GW&K Municipal Bond Fund) (each a “Fund”) and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the

Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund,

among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that the Fund ranked in the top quartile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year and 5-year periods ended March 31, 2014 and for the period from the Fund’s inception on June 30, 2005 through March 31, 2014 was below, above, above and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Peer Group. The Trustees also noted the Fund’s strong intermediate-term and longer-term performance compared to the Fund Benchmark. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year and 3-year periods ended March 31, 2014 and for the period from the Fund’s inception on June 30, 2009 through March 31, 2014 was above the median performance of the Peer Group and below, above and above, respectively, the performance of the Fund Benchmark, the Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the

Fund Benchmark. The Trustees also noted that the Fund ranked in the top quintile relative to its Peer Group for the 3-year period and for the period from the Fund’s inception on June 30, 2009. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that, in the case of AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund, the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. In the case of AMG GW&K Municipal Bond Fund, the Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager. The Trustees also noted management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadvisor from these relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.95%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.64%. The Board also noted that the Investment Manager and the Subadvisor previously reduced the Fund’s expense limitation in 2011. The Board also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through at least May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform the Investment Manager’s duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform the Subadvisor’s duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Gannett Welsh & Kotler, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Midcap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2014

AMG Renaissance Large Cap Growth Fund

Investor Class: MRLTX    |    Service Class: MRLSX    |    Institutional Class: MRLIX

AMG Renaissance International Equity Fund

Investor Class: RIEIX    |    Service Class: RIESX    |    Institutional Class: RIELX

www.amgfunds.com |	SAR024-0614

AMG Funds

Semi-Annual Report—June 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Renaissance Large Cap Growth Fund	4
AMG Renaissance International Equity Fund	6

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	9

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	11
Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	13
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	14
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	15
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	19

NOTES TO FINANCIAL STATEMENTS	20
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	25

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six months ended June 30, 2014	Expense Ratio for the Period	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During the Period*
AMG Renaissance Large Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.16%	$1,000	$1,079	$5.98
Hypothetical (5% return before expenses)	1.16%	$1,000	$1,019	$5.81
Service Class
Based on Actual Fund Return	0.81%	$1,000	$1,082	$4.18
Hypothetical (5% return before expenses)	0.81%	$1,000	$1,021	$4.06
Institutional Class
Based on Actual Fund Return	0.66%	$1,000	$1,082	$3.41
Hypothetical (5% return before expenses)	0.66%	$1,000	$1,022	$3.31
AMG Renaissance International Equity Fund[1]
Investor Class
Based on Actual Fund Return	1.10%	$1,000	$1,014	$0.46
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,002	$0.45
Service Class
Based on Actual Fund Return	0.85%	$1,000	$1,014	$0.35
Hypothetical (5% return before expenses)	0.85%	$1,000	$1,002	$0.35
Institutional Class
Based on Actual Fund Return	0.85%	$1,000	$1,014	$0.35
Hypothetical (5% return before expenses)	0.85%	$1,000	$1,002	$0.35
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
[1]	Commenced operations on June 16, 2014, and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (16), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2014

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Since Inception	Inception Date
AMG Renaissance Large Cap Growth Fund[2,3]
Investor Class	7.88%	27.63%	16.81%	16.62%	06/03/09
Service Class	8.17%	28.20%	17.17%	16.97%	06/03/09
Institutional Class	8.16%	28.25%	17.37%	17.16%	06/03/09
Russell 1000® Growth Index[4]	6.31%	26.92%	19.24%	18.71%	06/03/09	†
AMG Renaissance International Equity Fund[2,5,6]
Investor Class	—	—	—	1.40%	06/16/14
Service Class	—	—	—	1.40%	06/16/14
Institutional Class	—	—	—	1.40%	06/16/14
MSCI ACWI ex USA (Net)[7,8]	—	—	—	1.01%	06/16/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large capitalization companies are out of favor. The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[4]	The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1,000 companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[5]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[6]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.
[7]	The MSCI ACWI ex USA Index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 22 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. Unlike the Fund, the Index is unmanaged, is not available for investment and does not incur expenses.
[8]	All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell 1000® Growth Index is a registered trademark of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Renaissance Large Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Renaissance Large Cap Growth Fund**	Russell 1000® Growth Index
Information Technology	31.1%	27.7%
Consumer Discretionary	23.6%	18.4%
Industrials	16.3%	12.3%
Health Care	12.6%	12.8%
Financials	7.3%	5.2%
Consumer Staples	3.6%	10.5%
Materials	3.6%	4.3%
Energy	1.8%	6.4%
Utilities	0.0%	0.1%
Telecommunication Services	0.0%	2.3%
Other Assets and Liabilities	0.1%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Hanesbrands, Inc.	2.0%
The Manitowoc Co., Inc.	2.0
KLA-Tencor Corp.	1.9
Lam Research Corp.	1.9
F5 Networks, Inc.	1.9
SanDisk Corp.	1.9
Apple, Inc.	1.9
NetApp, Inc.	1.9
The Walt Disney Co.	1.8
Skyworks Solutions, Inc.	1.8

Top Ten as a Group	19.0%

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 99.9%
Consumer Discretionary - 23.6%
AutoZone, Inc.*	514	$275,627
BorgWarner, Inc.	4,156	270,930
Fossil Group, Inc.*	2,626	274,469
The Gap, Inc.	6,674	277,438
Hanesbrands, Inc.	3,097	304,869
The Home Depot, Inc.	3,276	265,225
Lowe’s Cos., Inc.	5,599	268,696
Macy’s, Inc.	4,731	274,493
O’Reilly Automotive, Inc.*	1,768	266,261
The Priceline Group, Inc.*	223	268,269
PulteGroup, Inc.	13,350	269,136
The Walt Disney Co.	3,244	278,141
Whirlpool Corp.	1,976	275,099
Total Consumer Discretionary		3,568,653
Consumer Staples - 3.6%
Archer-Daniels-Midland Co.	6,205	273,703
CVS Caremark Corp.	3,595	270,955
Total Consumer Staples		544,658
Energy - 1.8%
National Oilwell Varco, Inc.	3,373	277,767
Financials - 7.3%
American Express Co.	2,863	271,613
BlackRock, Inc.	863	275,815
Franklin Resources, Inc.	4,766	275,665
TD Ameritrade Holding Corp.	8,649	271,146
Total Financials		1,094,239
Health Care - 12.6%
Allergan, Inc.	1,622	274,475
Becton, Dickinson and Co.	2,224	263,099
Biogen Idec, Inc.*	867	273,374
Express Scripts Holding Co.*	3,953	274,061
Gilead Sciences, Inc.*	3,348	277,583
McKesson Corp.	1,445	269,073
Medtronic, Inc.	4,309	274,742
Total Health Care		1,906,407
Industrials - 16.3%
Alaska Air Group, Inc.	2,873	273,079
The Boeing Co.	2,142	272,527
Cummins, Inc.	1,721	265,533

	Shares	Value
Danaher Corp.	3,343	$263,194
Kirby Corp.*	2,316	271,296
The Manitowoc Co., Inc.	9,266	304,481
Rockwell Automation, Inc.	2,196	274,851
Union Pacific Corp.	2,652	264,537
United Parcel Service, Inc., Class B	2,662	273,281
Total Industrials		2,462,779
Information Technology - 31.1%
Apple, Inc.	3,026	281,206
EMC Corp.	10,430	274,726
F5 Networks, Inc.*	2,541	283,169
Google, Inc., Class A*	232	135,643
Google, Inc., Class C*	232	133,465
KLA-Tencor Corp.	3,993	290,052
Lam Research Corp.	4,235	286,201
MasterCard, Inc., Class A	3,731	274,117
Microsoft Corp.	6,412	267,380
NetApp, Inc.	7,633	278,757
Oracle Corp.	6,785	274,996
QUALCOMM, Inc.	3,466	274,507
SanDisk Corp.	2,707	282,692
Skyworks Solutions, Inc.	5,915	277,768
Synopsys, Inc.*	6,786	263,433
Texas Instruments, Inc.	5,586	266,955
Visa, Inc., Class A	1,306	275,187
Western Digital Corp.	2,982	275,239
Total Information Technology		4,695,493
Materials - 3.6%
Packaging Corp. of America	3,777	270,018
PPG Industries, Inc.	1,296	272,354
Total Materials		542,372
Total Common Stocks (cost $11,438,363)		15,092,368
Other Investment Companies - 4.8%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $733,918)	733,918	733,918
Total Investments - 104.7% (cost $12,172,281)		15,826,286
Other Assets, less Liabilities - (4.7)%		(714,299)
Net Assets - 100.0%		$15,111,987

The accompanying notes are an integral part of these financial statements.

5

AMG Renaissance International Equity Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Renaissance International Equity Fund**	MSCI ACWI ex USA (Net)
Industrials	16.8%	11.0%
Consumer Discretionary	16.7%	10.8%
Financials	14.9%	26.5%
Information Technology	13.1%	6.9%
Telecommunication Services	11.1%	5.2%
Energy	9.3%	9.6%
Health Care	5.6%	8.1%
Materials	3.7%	8.4%
Consumer Staples	3.7%	9.9%
Utilities	0.0%	3.6%
Other Assets and Liabilities	5.1%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Melco Crown Entertainment, Ltd.	2.0%
Controladora Vuela Cia de Aviacion SAB de CV	2.0
Gran Tierra Energy, Inc.	2.0
Lenovo Group, Ltd.	1.9
Validus Holdings, Ltd.	1.9
Canadian National Railway Co.	1.9
KDDI Corp.	1.9
NetEase, Inc.	1.9
Avago Technologies, Ltd.	1.9
Pandora A/S	1.9

Top Ten as a Group	19.3%

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG Renaissance International Equity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 94.9%
Consumer Discretionary - 16.7%
Astra International Tbk PT, ADR (Indonesia)	3,482	$43,072
Bridgestone Corp., ADR (Japan)	2,348	40,940
Kingfisher PLC, Sponsored ADR (United Kingdom)	3,374	41,433
Melco Crown Entertainment, Ltd., ADR (Cayman Islands)	1,267	45,245
Pandora A/S, ADR (Denmark)	2,254	43,096
The Swatch Group AG, ADR (Switzerland)	1,415	42,790
Tata Motors, Ltd., Sponsored ADR (India)	1,042	40,701
Valeo, S.A., Sponsored ADR (France)	598	40,186
Volkswagen AG, Sponsored ADR (Germany)	798	41,376
Total Consumer Discretionary		378,839
Consumer Staples - 3.7%
Anheuser-Busch InBev N.V., Sponsored ADR (Belgium)	370	42,528
Herbalife, Ltd. (Cayman Islands)	631	40,725
Total Consumer Staples		83,253
Energy - 9.3%
China Petroleum & Chemical Corp., ADR (China)	437	41,528
Gran Tierra Energy, Inc. (United States)*	5,457	44,311
Royal Dutch Shell PLC, ADR (United Kingdom)	516	42,503
Statoil ASA, Sponsored ADR (Norway)	1,336	41,189
Suncor Energy, Inc. (Canada)	998	42,545
Total Energy		212,076
Financials - 14.9%
Allianz SE, ADR (Germany)	2,507	42,090
Allied World Assurance Co. Holdings AG (Switzerland)	1,117	42,468
AXA, S.A., Sponsored ADR (France)	1,707	40,934
Bank Mandiri Persero Tbk PT, ADR (Indonesia)	5,126	41,623
HSBC Holdings PLC, Sponsored ADR (United Kingdom)	811	41,199
Manulife Financial Corp. (Canada)	2,167	43,058
Validus Holdings, Ltd. (Bermuda)	1,143	43,708
Zurich Insurance Group AG, ADR (Switzerland)*	1,415	42,591
Total Financials		337,671
Health Care - 5.6%
AstraZeneca PLC, Sponsored ADR (United Kingdom)	562	41,762
Roche Holding AG, Sponsored ADR (Switzerland)	1,132	42,224
WuXi PharmaTech Cayman, Inc., ADR (Cayman Islands)*	1,306	42,915
Total Health Care		126,901

	Shares	Value
Industrials - 16.8%
AerCap Holdings N.V. (Netherlands)*	931	$42,640
Canadian National Railway Co. (Canada)	670	43,563
Controladora Vuela Cia de Aviacion SAB de CV, ADR (Mexico)*	4,946	44,514
Copa Holdings, S.A., Class A (Panama)	294	41,916
JGC Corp., ADR (Japan)	682	41,568
Keppel Corp, Ltd., Sponsored ADR (Singapore)	2,486	42,983
Rolls-Royce Holdings PLC, Sponsored ADR (United Kingdom)*	457	42,213
Safran, S.A., ADR (France)	2,525	41,127
WABCO Holdings, Inc. (United States)*	388	41,446
Total Industrials		381,970
Information Technology - 13.1%
Advanced Semiconductor Engineering, Inc., ADR (Taiwan)	6,419	41,723
Avago Technologies, Ltd. (Singapore)	598	43,098
Cap Gemini, S.A., ADR (France)	1,148	41,018
Check Point Software Technologies, Ltd. (Israel)*	621	41,626
Lenovo Group, Ltd., ADR (Hong Kong)	1,613	43,857
NetEase, Inc., ADR (Cayman Islands)	550	43,098
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	1,955	41,817
Total Information Technology		296,237
Materials - 3.7%
Agrium, Inc. (Canada)	453	41,508
Methanex Corp. (Canada)	689	42,566
Total Materials		84,074
Telecommunication Services - 11.1%
BT Group PLC, Sponsored ADR (United Kingdom)	631	41,413
China Mobile, Ltd., Sponsored ADR (Hong Kong)	867	42,145
KDDI Corp., ADR (Japan)	2,827	43,112
Nippon Telegraph & Telephone Corp., ADR (Japan)	1,339	41,790
SK Telecom Co, Ltd., ADR (South Korea)	1,623	42,101
Telefonica Brasil, S.A., ADR (Brazil)	2,067	42,394
Total Telecommunication Services		252,955
Total Common Stocks (cost $2,123,741)		2,153,976

The accompanying notes are an integral part of these financial statements.

7

AMG Renaissance International Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.5%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $34,220)	34,220	$34,220

Value
Total Investments - 96.4% (cost $2,157,961)	$2,188,196
Other Assets, less Liabilities - 3.6%	82,138
Net Assets - 100.0%	$2,270,334

The accompanying notes are an integral part of these financial statements.

8

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and /or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Renaissance Large Cap Growth Fund	$12,192,439	$3,765,348	$(131,501)	$3,633,847
AMG Renaissance International Equity Fund	2,157,961	40,925	(10,690)	30,235

*	Non-income producing security.
[1]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Australia	0.0%	5.5%
Austria	0.0%	0.2%
Belgium	1.9%	0.9%
Bermuda	1.9%	0.1%
Brazil	1.9%	2.3%
Canada	1.9%	7.5%
Cayman Islands	1.9%	0.0%
Chile	0.0%	0.3%
China	1.9%	2.7%
Columbia	0.0%	0.2%
Czech Republic	0.0%	0.1%
Denmark	1.9%	1.1%
Egypt	0.0%	0.0%#
Finland	0.0%	0.6%
France	1.9%	6.9%
Germany	1.9%	6.6%
Greece	0.0%	0.2%
Hong Kong	2.0%	3.2%
Hungary	0.0%	0.0%#
India	2.0%	1.5%
Indonesia	2.0%	0.5%
Ireland	0.0%	0.2%
Israel	3.8%	0.4%
Italy	0.0%	1.8%
Japan	3.8%	14.4%
Luxembourg	0.0%	0.3%
Malaysia	0.0%	0.8%
Mexico	3.9%	1.1%
Netherlands	3.9%	2.2%
New Zealand	0.0%	0.1%

The accompanying notes are an integral part of these financial statements.

9

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Norway	3.9%	0.5%
Panama	5.5%	0.0%
Peru	0.0%	0.1%
Philippines	0.0%	0.2%
Poland	0.0%	0.4%
Portugal	0.0%	0.1%
Russia	0.0%	1.2%
Singapore	7.5%	1.0%
South Africa	0.0%	1.6%
South Korea	7.7%	3.3%
Spain	0.0%	2.6%
Sweden	0.0%	2.1%
Switzerland	7.8%	6.4%
Taiwan	7.9%	2.6%
Thailand	0.0%	0.5%
Turkey	0.0%	0.4%
United Kingdom	9.7%	15.1%
United States	11.5%	0.2%

	100.0%	100.0%

†	As a percentage of total market value on June 30, 2014.
#	Rounds to less than 0.1%.

As of June 30, 2014, all securities for the Funds were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedules of Portfolio Investments. (See Note 1(a) in the Notes to Financial Statements.)

As of June 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a BDR (Brazilian Depositary Receipt) and GDR (Global Depositary Receipt) are comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/BDR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/BDR/GDRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (unaudited)

June 30, 2014

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund**
Assets:
Investments at value*	$15,826,286	$2,188,196
Receivable for Fund shares sold	31,137	—
Receivable for investments sold	—	81,905
Dividends and other receivables	9,155	1,015
Receivable from affiliate	8,392	5,586
Prepaid expenses	20,705	—
Total assets	15,895,675	2,276,702
Liabilities:
Payable for investments purchased	493,528	—
Payable for Fund shares repurchased	259,987	—
Accrued expenses:
Investment advisory and management fees	6,662	368
Administrative fees	3,028	230
Shareholder servicing fees - Service Class	1,389	—
Shareholder servicing fees - Investor Class	185	—
Distribution fees - Investor Class	185	1
Trustees fees and expenses	102	5
Other	18,622	5,764
Total liabilities	783,688	6,368

Net Assets	$15,111,987	$2,270,334
* Investments at cost	$12,172,281	$2,157,961

** Commenced operations on June 16, 2014.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (continued)

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund
Net Assets Represent:
Paid-in capital	$7,409,621	$2,240,003
Undistributed net investment income	44,555	403
Accumulated net realized gain (loss) from investments	4,003,806	(307)
Net unrealized appreciation of investments	3,654,005	30,235
Net Assets	$15,111,987	$2,270,334
Investor Class:
Net Assets	$916,522	$10,138
Shares outstanding	71,937	1,000
Net asset value, offering and redemption price per share	$12.74	$10.14
Service Class:
Net Assets	$11,335,655	$110,629
Shares outstanding	883,056	10,911
Net asset value, offering and redemption price per share	$12.84	$10.14
Institutional Class:
Net Assets	$2,859,810	$2,149,567
Shares outstanding	224,806	212,000
Net asset value, offering and redemption price per share	$12.72	$10.14

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations (unaudited)

For the six months ended June 30, 2014

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund*
Investment Income:
Dividend income	$97,172	$1,236 [1]
Foreign withholding tax	—	(51)
Total investment income	97,172	1,185
Expenses:
Investment advisory and management fees	41,742	368
Administrative fees	18,973	230
Distribution fees - Investor Class	1,157	1
Shareholder servicing fees - Service Class	8,527	—
Shareholder servicing fees - Investor Class	1,157	—
Professional fees	13,307	1,898
Registration fees	12,040	3,410
Reports to shareholders	8,547	153
Transfer agent	1,917	6
Custodian	2,779	297
Trustees fees and expenses	370	4
Miscellaneous	1,063	1
Total expenses before offsets	111,579	6,368
Expense reimbursements	(50,444)	(5,586)
Expense reductions	(1,974)	—
Net expenses	59,161	782

Net investment income	38,011	403
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,398,821	(307)
Net change in unrealized appreciation (depreciation) of investments	(259,431)	30,235
Net realized and unrealized gain	1,139,390	29,928

Net increase in net assets resulting from operations	$1,177,401	$30,331

*	Commenced operations on June 16, 2014.
[1]	Includes non-recurring dividends of $417.

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

For the six months ended June 30, 2014 (unaudited) and the year ended December 31, 2013

	AMG Renaissance Large Cap Growth Fund		AMG Renaissance International Equity Fund*
	June 30,	December 31,	June 30,
	2014	2013	2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$38,011	$146,581	$403
Net realized gain (loss) on investments	1,398,821	6,919,296	(307)
Net change in unrealized appreciation (depreciation) of investments	(259,431)	829,348	30,235
Net increase in net assets resulting from operations	1,177,401	7,895,225	30,331
Distributions to Shareholders:
From net investment income:
Investor Class	—	(4,813)	—
Service Class	—	(77,002)	—
Institutional Class	—	(58,222)	—
From net realized gain on investments:
Investor Class	—	(235,896)	—
Service Class	—	(2,695,939)	—
Institutional Class	—	(1,663,519)	—
Total distributions to shareholders	—	(4,735,391)	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(1,997,436)	(12,278,649)	2,240,003
Total increase (decrease) in net assets	(820,035)	(9,118,815)	2,270,334
Net Assets:
Beginning of period	15,932,022	25,050,837	—
End of period	$15,111,987	$15,932,022	$2,270,334
End of period undistributed net investment income	$44,555	$6,544	$403

*	Commenced operations on June 16, 2014.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

AMG Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended	For the year ended December 31,					For the
	June 30, 2014						period ended
Investor Class	(unaudited)	2013	2012	2011		2010	December 31, 2009*
Net Asset Value, Beginning of Period	$11.80	$11.63	$10.77	$12.90		$11.47	$10.00
Income from Investment Operations:
Net investment income	0.01 [3]	0.01 [3]	0.01 [3]	0.00	#,3	0.03 [3]	0.01
Net realized and unrealized gain (loss) on investments	0.93 [3]	3.95 [3]	1.83 [3]	(0.55)[3]		1.75 [3]	1.64
Total from investment operations	0.94	3.96	1.84	(0.55)		1.78	1.65
Distributions to Shareholders from:
Net investment income	—	(0.08)	(0.01)	—		(0.04)	(0.03)
Net realized gain on investments	—	(3.71)	(0.97)	(1.58)		(0.31)	(0.15)
Total distributions to shareholders	—	(3.79)	(0.98)	(1.58)		(0.35)	(0.18)
Net Asset Value, End of Period	$12.74	$11.80	$11.63	$10.77		$12.90	$11.47
Total Return[1]	7.97%[4,8]	34.17%[4]	17.10%	(4.42)%		15.53%	16.46%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.13%[5,9]	1.17%[6]	1.15%[7]	1.12%		1.01%	0.91%[9]
Ratio of expenses to average net assets (with offsets)	1.16%[5,9]	1.18%[6]	1.17%[7]	1.15%		1.07%	0.91%[9]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.82%[5,9]	1.71%[6]	1.65%[7]	1.68%		1.57%	2.06%[9]
Ratio of net investment income to average net assets[1]	0.14%[5,9]	0.10%[6]	0.10%[7]	0.03%		0.24%	0.43%[9]
Portfolio turnover	26%	53%	86%	107%		72%	6%
Net assets at end of period (000’s omitted)	$917	$984	$562	$769		$1,269	$290

	For the six months ended	For the year ended December 31,					For the
Service Class	June 30, 2014 (unaudited)	2013	2012	2011		2010	period ended December 31, 2009*
Net Asset Value, Beginning of Period	$11.87	$11.68	$10.83	$12.94		$11.49	$10.00
Income from Investment Operations:
Net investment income	0.03 [3]	0.07 [3]	0.05 [3]	0.04	[3]	0.05 [3]	0.03
Net realized and unrealized gain (loss) on investments	0.94 [3]	3.97 [3]	1.82 [3]	(0.56)[3]		1.76 [3]	1.63
Total from investment operations	0.97	4.04	1.87	(0.52)		1.81	1.66
Distributions to Shareholders from:
Net investment income	—	(0.11)	(0.05)	(0.01)		(0.05)	(0.02)
Net realized gain on investments	—	(3.74)	(0.97)	(1.58)		(0.31)	(0.15)
Total distributions to shareholders	—	(3.85)	(1.02)	(1.59)		(0.36)	(0.17)
Net Asset Value, End of Period	$12.84	$11.87	$11.68	$10.83		$12.94	$11.49
Total Return[1]	8.17%[8]	34.75%	17.42%	(4.14)%		15.77%	16.60%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.78%[5,9]	0.77%[6]	0.82%[7]	0.81%		0.81%	0.86%[9]
Ratio of expenses to average net assets (with offsets)	0.81%[5,9]	0.78%[6]	0.84%[7]	0.84%		0.87%	0.86%[9]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.47%[5,9]	1.30%[6]	1.32%[7]	1.37%		1.37%	2.01%[9]
Ratio of net investment income to average net assets[1]	0.49%[5,9]	0.49%[6]	0.43%[7]	0.34%		0.44%	0.48%[9]
Portfolio turnover	26%	53%	86%	107%		72%	6%
Net assets at end of period (000’s omitted)	$11,336	$11,336	$8,814	$14,772		$23,309	$20,692

15

AMG Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended	For the year ended December 31,				For the
	June 30, 2014					period ended
Institutional Class	(unaudited)	2013	2012	2011	2010	December 31, 2009*
Net Asset Value, Beginning of Period	$11.76	$11.58	$10.74	$12.94	$11.49	$10.00
Income from Investment Operations:
Net investment income	0.04 [3]	0.08 [3]	0.08 [3]	0.06 [3]	0.08 [3]	0.04
Net realized and unrealized gain (loss) on investments	0.92 [3]	3.94 [3]	1.81 [3]	(0.55)[3]	1.76 [3]	1.63
Total from investment operations	0.96	4.02	1.89	(0.49)	1.84	1.67
Less Distributions to Shareholders from:
Net investment income	—	(0.13)	(0.08)	(0.12)	(0.07)	(0.03)
Net realized gain on investments	—	(3.71)	(0.97)	(1.59)	(0.32)	(0.15)
Total distributions to shareholders	—	(3.84)	(1.05)	(1.71)	(0.39)	(0.18)
Net Asset Value, End of Period	$12.72	$11.76	$11.58	$10.74	$12.94	$11.49
Total Return[1]	8.16%[8]	34.95%	17.62%	(3.90)%	15.99%	16.72%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.63%[5,9]	0.67%[6]	0.65%[7]	0.63%	0.60%	0.66%[9]
Ratio of expenses to average net assets (with offsets)	0.66%[5,9]	0.68%[6]	0.67%[7]	0.66%	0.66%	0.66%[9]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.32%[5,9]	1.16%[6]	1.15%[7]	1.23%	1.08%	1.81%[9]
Ratio of net investment income to average net assets[1]	0.64%[5,9]	0.58%[6]	0.64%[7]	0.46%	0.65%	0.68%[9]
Portfolio turnover	26%	53%	86%	107%	72%	6%
Net assets at end of period (000’s omitted)	$2,860	$3,612	$15,674	$9,226	$4,254	$246

16

AMG Renaissance International Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the period ended June 30, 2014**
Investor Class	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[3]	0.00	#,10
Net realized and unrealized gain on investments[3]	0.14
Total from investment operations	0.14
Net Asset Value, End of Period	$10.14
Total Return[1]	1.40%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.10%[9]
Ratio of expenses to average net assets (with offsets)	1.10%[9]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	7.18%[9]
Ratio of net investment income to average net assets[1]	0.19%[9]
Portfolio turnover	8%
Net assets at end of period (000’s omitted)	$10

	For the period ended June 30, 2014**
Service Class	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[3]	0.00	#,10
Net realized and unrealized gain on investments[3]	0.14
Total from investment operations	0.14
Net Asset Value, End of Period	$10.14
Total Return[1]	1.40%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.85%[9]
Ratio of expenses to average net assets (with offsets)	0.85%[9]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	6.87%[9]
Ratio of net investment income to average net assets[1]	0.52%[9]
Portfolio turnover	8%
Net assets at end of period (000’s omitted)	$111

17

AMG Renaissance International Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the period ended June 30, 2014**
Institutional Class	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[3]	0.00	#,10
Net realized and unrealized gain on investments[3]	0.14
Total from investment operations	0.14
Net Asset Value, End of Period	$10.14
Total Return[1]	1.40%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.85%[9]
Ratio of expenses to average net assets (with offsets)	0.85%[9]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	6.93%[9]
Ratio of net investment income to average net assets[1]	0.44%[9]
Portfolio turnover	8%
Net assets at end of period (000’s omitted)	$2,150

18

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commenced operations on June 3, 2009.
**	Commenced operations on June 16, 2014.
#	Rounds to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[3]	Per share numbers have been calculated using average shares.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[5]	Includes non-routine extraordinary expenses amounting to less than 0.000%, 0.000% and 0.000% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.019%, 0.019% and 0.021% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.004%, 0.004% and 0.004% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[8]	Not annualized.
[9]	Annualized.
[10]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been less than $0.00, $0.00 and $0.00 for the Investor Class, Service Class and Institutional Class, respectively.

19

Notes to Financial Statements (unaudited)

June 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (formerly Managers AMG Funds) (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the AMG Renaissance Large Cap Growth Fund ( “Large Cap Growth”) (formerly Renaissance Large Cap Growth) and AMG Renaissance International Equity Fund (“International Equity”), each a “Fund” and collectively the “Funds.”

The International Equity Fund commenced operations on June 16, 2014.

Each Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework

20

Notes to Financial Statements (continued)

for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2014, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Large Cap Growth - $1,974 or 0.03% and International Equity - $0 or 0.00%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2014, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2014, overdraft fees for Large Cap Growth and International Equity equaled $85 and $0, respectively.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it

21

Notes to Financial Statements (continued)

invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2013, and for all open tax years (generally, the three prior taxable years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2014, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2014 such amounts may be used to offset future realized capital gains for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. For the six months ended June 30, 2014 (unaudited) and the year ended December 31, 2013, the capital stock transactions by class for Large Cap Growth and International Equity were:

	Large Cap Growth				International Equity*
	June 30, 2014		December 31, 2013		June 30, 2014
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	12,423	$149,492	37,591	$519,887	1,000	$10,245
Reinvestment of distributions	—	—	20,521	240,709	—	—
Cost of shares repurchased	(23,842)	(285,172)	(23,122)	(307,289)	—	—

Net increase (decrease)	(11,419)	$(135,680)	34,990	$453,307	1,000	$10,245

Service Class:
Proceeds from sale of shares	79,957	$969,545	169,015	$2,288,303	10,911	$110,000
Reinvestment of distributions	—	—	235,155	2,772,475	—	—
Cost of shares repurchased	(151,603)	(1,873,121)	(203,983)	(2,722,243)	—	(201)

Net increase (decrease)	(71,646)	$(903,576)	200,187	$2,338,535	10,911	$109,799

Institutional Class:
Proceeds from sale of shares	53,125	$665,646	343,438	$4,454,444	212,000	$2,120,003
Reinvestment of distributions	—	—	109,765	1,282,049	—	—
Cost of shares repurchased	(135,545)	(1,623,826)	(1,499,451)	(20,806,984)	—	(44)

Net increase (decrease)	(82,420)	$(958,180)	(1,046,248)	$(15,070,491)	212,000	$2,119,959

*	Commenced operations on June 16, 2014.

At June 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Large Cap Growth - one collectively own 21%; International Equity - two collectively own 89%. Transactions by these shareholders may have a material impact on their respective Funds.

h. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

22

Notes to Financial Statements (continued)

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

i. FOREIGN SECURITIES

International Equity invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Portfolio’s investments in emerging market countries are exposed to additional risks. A Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Renaissance Group LLC (“Renaissance”), which serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2014, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective daily net assets:

Large Cap Growth	0.55%
International Equity	0.40%

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Large Cap Growth and International Equity to 0.66% and 0.85%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended June 30, 2014, each Fund’s components of reimbursement available are detailed in the following chart:

	Large Cap Growth	International Equity
Reimbursement Available - 12/31/13	$400,230	—
Additional Reimbursements	50,444	$5,586
Repayments	—	—
Expired Reimbursements	(67,793)	—

Reimbursement Available - 06/30/14	$382,881	$5,586

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. The Funds pay a fee to the Administrator at the rate of 0.25% per annum of each Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the annual retainer paid to each Independent Trustee of the Board was $1050,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Funds are distributed by AMG Distributors, Inc. (formerly “Managers Distributors, Inc.”) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation

23

Notes to Financial Statements (continued)

arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2014, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Large Cap Growth
Investor Class	0.25%	0.25%
Service Class	0.25%	0.15%
International Equity
Investor Class	0.25%	0.00%
Service Class	0.15%	0.00%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2014, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Large Cap Growth borrowed varying amounts not exceeding $1,557,012, for seven days paying interest of $118. The interest amount is included in the Statement of Operations as miscellaneous expense. International Equity neither borrowed from nor lent to other Funds in the AMG Funds family. At June 30, 2014, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2014, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Large Cap Growth	$3,934,970	$5,980,126
International Equity	2,205,953	81,905

The Funds had no purchases or sales of U.S. government obligation during the six months ended June 30, 2014.

4. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

5. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

24

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Renaissance Large Cap Growth Fund (formerly Renaissance Large Cap Growth Fund): Approval of Investment Management and Subadvisory Agreements on June 19-20, 2014

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for AMG Renaissance Large Cap Growth Fund (formerly Renaissance Large Cap Growth Fund) (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation a review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the

Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio

25

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares for the one-year and three-year periods ended March 31, 2014 and for the period from the Fund’s inception on June 3, 2009 through March 31, 2014 was above the median performance for the Peer Group and above, below and below, respectively, the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance and the fact that the Fund ranked in the top quartile relative to its Peer Group for the one-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to a portion of the advisory fee that it receives from the Fund. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager. The Trustees also noted management’s discussion of the current asset level of the Fund, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost of providing subadvisory services to the Fund and the resulting profitability to the Subadvisor from these relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fees

26

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

(which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Board also took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform the Investment Manager’s duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform the Subadvisor’s duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

27

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Renaissance Group LLC

625 Eden Park Drive, Suite 1200

Cincinnati, OH 45202

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds June 30, 2014 AMG Yacktman Focused Fund Service Class: YAFFX | Institutional Class: YAFIX AMG Yacktman Fund Service Class: YACKX

www.amgfunds.com |	SAR071-0614

AMG Funds

Semi-Annual Report—June 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Yacktman Focused Fund	4
AMG Yacktman Fund	7

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	12

Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	13

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	14

Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	15

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	17

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	23

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2014	Expense Ratio for the Period	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During the Period*
AMG Yacktman Focused Fund
Service Class
Based on Actual Fund Return	1.22%	$1,000	$1,048	$6.20
Hypothetical (5% return before expenses)	1.22%	$1,000	$1,019	$6.11
Institutional Class
Based on Actual Fund Return	1.06%	$1,000	$1,049	$5.39
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.31
AMG Yacktman Fund
Service Class
Based on Actual Fund Return	0.72%	$1,000	$1,048	$3.66
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2014

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2014.

Average Annual Total Retuns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Yacktman Focused Fund [2,3,4,5,6,7,8]
Service Class	4.81%	14.16%	17.39%	10.96%	9.94%	05/01/97
Institutional Class	4.93%	14.35%	—	—	19.77%	07/24/12
S&P 500® Index[9]	7.14%	24.61%	18.83%	7.78%	7.32%	05/01/97	†
AMG Yacktman Fund [2,3,5,6,8]
Service Class	4.76%	14.74%	18.22%	10.53%	10.84%	07/06/92
S&P 500® Index[9]	7.14%	24.61%	18.83%	7.78%	9.49%	07/06/92	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2014. All returns are in U.S. dollars ($).
[2]	From time to time the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay its creditors.
[4]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[5]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[6]	The Fund can invest in securities of different market capitalizations (small, mid and large capitalizations) and styles (growth vs. value), each of which will react differently to various market movements.
[7]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities, which may place the Fund at greater risk than a more diversified fund.
[8]	The Fund inception dates and returns for all periods beginning prior to June 29, 2012 reflects performance of the predecessor Funds, The Yacktman Focused Fund and The Yacktman Fund, which were reorganized into the AMG Yacktman Focused Fund and AMG Yacktman Fund, and were managed by Yacktman Asset Management with the same investment objectives and substantially similar investment policies.
[9]	The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG Yacktman Focused Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Yacktman Focused Fund**	S&P 500® Index
Consumer Staples	34.0%	9.5%
Information Technology	18.8%	18.8%
Consumer Discretionary	10.5%	11.8%
Health Care	10.4%	13.3%
Energy	3.8%	10.9%
Financials	3.6%	16.1%
Industrials	2.2%	10.5%
Materials	0.8%	3.5%
Telecommunication Services	0.0%	2.4%
Utilities	0.0%	3.2%
Other Assets and Liabilities	15.9%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
PepsiCo, Inc.*	10.3%
The Procter & Gamble Co.*	8.3
The Coca-Cola Co.*	7.2
Cisco Systems, Inc.*	5.2
Twenty-First Century Fox, Inc., Class A*	4.8
Microsoft Corp.*	4.2
Samsung Electronics Co., Ltd.	4.1
Sysco Corp.*	4.1
Oracle Corp.*	3.8
Johnson & Johnson	2.9

Top Ten as a Group	54.9%

*	Top Ten Holding at December 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Yacktman Focused Fund

Fund Snapshots (unaudited)

For the six months ended June 30, 2014

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
Hengan International Group Co., Ltd.	5,562,300

Hengan International Group Company Limited, through its subsidiaries, manufactures and sells personal hygiene products such as sanitary napkins and disposable baby diapers in China. The Company’s products are sold under the Anerle brand name

Twenty-First Century Fox, Inc., Class B	7,470,000

Twenty-First Century Fox, Inc. is a diversified media company. The Company’s media and entertainment operations include the production and distribution motion pictures and television programming, music, radio broadcasting, and sports.

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased		Current Shares Held
Aggreko PLC	1,652,000	*	3,177,132	*
Avon Products, Inc.	3,177,372		10,377,372
Hengan International Group Co., Ltd.	5,562,300		5,562,300
PepsiCo, Inc.	975,000		13,615,000
Samsung Electronics Co., Ltd.	449,650		461,000
The Coca-Cola Co.	600,000		20,000,000
The Procter & Gamble Co.	1,785,000		12,425,000
Twenty-First Century Fox, Inc., Class B	7,470,000		7,470,000

Sales	Net Shares Sold		Current Shares Held
Apollo Education Group, Inc.	1,405,000		1,300,000
Becton, Dickinson and Co.	220,000		450,000
CR Bard, Inc.	700,000		2,300,000
Exxon Mobil Corp.	100,000		2,800,000
Johnson & Johnson	500,000		3,300,000
Microsoft Corp.	1,180,000		12,000,000
PepsiCo, Inc.	1,185,000		13,615,000
Resource America, Inc., Class A	18,000		197,000
Stryker Corp.	1,270,000		3,830,000
The Clorox Co.	410,000		2,250,000
Twenty-First Century Fox, Inc., Class A	7,470,000		16,085,000
WellPoint, Inc.	200,000		1,400,000
Wells Fargo & Co.	450,000		1,400,000

*	Includes a reduction in shares of 160,868 due to a 79-for-83 reverse stock split on May 28, 2014.

The accompanying notes are an integral part of these financial statements.

5

AMG Yacktman Focused Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 80.0%
Consumer Discretionary - 10.5%
Apollo Education Group, Inc.*	1,300,000	$40,625,000
Comcast Corp., Class A	2,300,000	122,659,000
Twenty-First Century Fox, Inc., Class A	16,085,000	565,387,750
Twenty-First Century Fox, Inc., Class B	7,470,000	255,698,100
Viacom, Inc., Class B	3,000,000	260,190,000
Total Consumer Discretionary		1,244,559,850
Consumer Staples - 34.0%
Avon Products, Inc.	10,377,372	151,613,405
The Clorox Co.	2,250,000	205,650,000
The Coca-Cola Co.	20,000,000	847,200,000
Hengan International Group Co., Ltd.	5,562,300	58,574,256
PepsiCo, Inc.	13,615,000	1,216,364,100
The Procter & Gamble Co.	12,425,000	976,480,750
Sysco Corp.	12,885,000	482,543,250
Wal-Mart Stores, Inc.	1,000,000	75,070,000
Total Consumer Staples		4,013,495,761
Energy - 3.8%
ConocoPhillips	2,000,000	171,460,000
Exxon Mobil Corp.	2,800,000	281,904,000
Total Energy		453,364,000
Financials - 3.6%
The Bank of New York Mellon Corp.	2,250,000	84,330,000
Northern Trust Corp.	550,000	35,315,500
Resource America, Inc., Class A1	197,000	1,841,950
State Street Corp.	925,000	62,215,500
US Bancorp	4,000,000	173,280,000
Wells Fargo & Co.	1,400,000	73,584,000
Total Financials		430,566,950
Health Care - 10.4%
Becton, Dickinson and Co.	450,000	53,235,000
CR Bard, Inc.	2,300,000	328,923,000
Johnson & Johnson	3,300,000	345,246,000
Patterson Cos., Inc.	650,000	25,681,500
Stryker Corp.	3,830,000	322,945,600
WellPoint, Inc.	1,400,000	150,654,000
Total Health Care		1,226,685,100
Industrials - 2.2%
Aggreko PLC	3,177,132	89,699,975

	Shares	Value
CH Robinson Worldwide, Inc.	2,600,000	$165,854,000
Total Industrials		255,553,975
Information Technology - 14.7%
Cisco Systems, Inc.	24,936,000	619,659,600
eBay, Inc.*	3,200,000	160,192,000
Microsoft Corp.	12,000,000	500,400,000
Oracle Corp.	11,205,000	454,138,650
Total Information Technology		1,734,390,250
Materials - 0.8%
Sigma-Aldrich Corp.	944,000	95,797,120
Total Common Stocks (cost $6,772,605,426)		9,454,413,006
Preferred Stocks - 4.1%
Samsung Electronics Co., Ltd., 1.300% (Information Technology) (cost $452,294,787)	461,000	483,080,158

	Principal Amount
Short-Term Investments - 15.9%
Repurchase Agreements - 0.0%#,2
Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total tobe received $11,500 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 - 04/20/64, totaling $11,730)	$11,500	11,500

	Shares
Other Investment Companies - 15.9%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	540,346,948	540,346,948
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	171,068,594	171,068,594
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	585,165,632	585,165,632
JPMorgan Prime Money Market Fund, Capital Shares, 0.03%	590,304,417	590,304,417
Total Short-Term Investments (cost $1,886,897,091)		1,886,897,091
Total Investments - 100.0% (cost $9,111,797,304)		11,824,390,255

Other Assets, less Liabilities - 0.0%		(3,506,475)

Net Assets - 100.0%		$11,820,883,780

The accompanying notes are an integral part of these financial statements.

6

AMG Yacktman Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Yacktman Fund**	S&P 500® Index
Consumer Staples	28.1%	9.5%
Information Technology	17.5%	18.8%
Consumer Discretionary	13.0%	11.8%
Health Care	11.3%	13.3%
Financials	5.4%	16.1%
Energy	4.0%	10.9%
Industrials	2.0%	10.5%
Materials	0.8%	3.5%
Telecommunication Services	0.0%	2.4%
Utilities	0.0%	3.2%
Other Assets and Liabilities	17.9%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
PepsiCo, Inc.*	8.2%
The Procter & Gamble Co.*	6.1
Twenty-First Century Fox, Inc., Class A*	5.2
The Coca-Cola Co.*	5.1
Cisco Systems, Inc.*	4.8
Microsoft Corp.*	4.5
Sysco Corp.*	3.6
Oracle Corp.*	3.4
CR Bard, Inc.*	3.3
Johnson & Johnson	3.0

Top Ten as a Group	47.2%

*	Top Ten Holding at December 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG Yacktman Fund

Fund Snapshots (unaudited)

For the six months ended June 30, 2014

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
Hengan International Group Co., Ltd.	6,624,400

Hengan International Group Company Limited, through its subsidiaries, manufactures and sells personal hygiene products such as sanitary napkins and disposable baby diapers in China. The Company’s products are sold under the Anerle brand name.

Twenty-First Century Fox, Inc., Class B	8,090,000

Twenty-First Century Fox, Inc. is a diversified media company. The Company’s media and entertainment operations include the production and distribution motion pictures and television programming, music, radio broadcasting, and sports.

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased		Current Shares Held
Aggreko PLC	1,766,228	*	3,728,228	*
Avon Products, Inc.	3,938,500		12,338,500
Hengan International Group Co., Ltd.	6,624,400		6,624,400
PepsiCo, Inc.	5,000		12,950,000
Samsung Electronics Co., Ltd.	208,451		221,551
The Coca-Cola Co.	100,000		17,000,000
The Procter & Gamble Co.	300,000		10,950,000
Twenty-First Century Fox, Inc., Class B	8,090,000		8,090,000

Sales	Net Shares Sold		Current Shares Held
Apollo Education Group, Inc.	1,425,000		1,875,000
Becton, Dickinson and Co.	120,000		660,000
Corning, Inc.	2,700,000		3,550,000
CR Bard, Inc.	170,000		3,330,000
Stryker Corp.	287,000		4,613,000
Twenty-First Century Fox, Inc., Class A	8,090,000		20,950,000

*	Includes a reduction in shares of 188,772 due to a 79-for-83 reverse stock split on May 28, 2014.

8

AMG Yacktman Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 80.4%
Consumer Discretionary - 13.0%
Apollo Education Group, Inc.*	1,875,000	$58,593,750
Comcast Corp., Class A	4,700,000	250,651,000
Liberty Interactive Corp., Class A*	2,900,000	85,144,000
Staples, Inc.	2,000,000	21,680,000
Twenty-First Century Fox, Inc., Class A	20,950,000	736,392,500
Twenty-First Century Fox, Inc., Class B	8,090,000	276,920,700
Viacom, Inc., Class B	4,730,000	410,232,900
Total Consumer Discretionary		1,839,614,850
Consumer Staples - 28.1%
Avon Products, Inc.	12,338,500	180,265,485
The Clorox Co.	2,365,000	216,161,000
The Coca-Cola Co.	17,000,000	720,120,000
Colgate-Palmolive Co.	1,340,000	91,361,200
Hengan International Group Co., Ltd.	6,624,400	69,758,787
Lancaster Colony Corp.	460,000	43,773,600
PepsiCo, Inc.	12,950,000	1,156,953,000
The Procter & Gamble Co.	10,950,000	860,560,500
Sysco Corp.	13,481,700	504,889,665
Wal-Mart Stores, Inc.	1,700,000	127,619,000
Total Consumer Staples		3,971,462,237
Energy - 4.0%
ConocoPhillips	2,750,000	235,757,500
Exxon Mobil Corp.	3,300,000	332,244,000
Total Energy		568,001,500
Financials - 5.4%
Bank of America Corp.	5,000,000	76,850,000
The Bank of New York Mellon Corp.	4,200,000	157,416,000
The Goldman Sachs Group, Inc.	350,000	58,604,000
Resource America, Inc., Class A	659,226	6,163,763
State Street Corp.	1,140,000	76,676,400
US Bancorp	6,500,000	281,580,000
Wells Fargo & Co.	2,100,000	110,376,000
Total Financials		767,666,163
Health Care - 11.3%
Becton, Dickinson and Co.	660,000	78,078,000
CR Bard, Inc.	3,330,000	476,223,300
Johnson & Johnson	4,050,000	423,711,000

	Shares	Value
Patterson Cos., Inc.	2,050,000	$80,995,500
Stryker Corp.	4,613,000	388,968,160
WellPoint, Inc.	1,406,800	151,385,748
Total Health Care		1,599,361,708
Industrials - 2.0%
Aggreko PLC*	3,728,228	105,259,070
CH Robinson Worldwide, Inc.	2,900,000	184,991,000
Total Industrials		290,250,070
Information Technology - 15.8%
Cisco Systems, Inc.	27,500,000	683,375,000
Corning, Inc.	3,550,000	77,922,500
eBay, Inc.*	3,670,000	183,720,200
Hewlett-Packard Co.	2,878,000	96,931,040
Intel Corp.	2,300,000	71,070,000
Microsoft Corp.	15,350,000	640,095,000
Oracle Corp.	12,000,000	486,360,000
Total Information Technology		2,239,473,740
Materials - 0.8%
Sigma-Aldrich Corp.	1,096,000	111,222,080
Total Common Stocks (cost $7,685,652,934)		11,387,052,348
Preferred Stocks - 1.7%
Samsung Electronics Co., Ltd., 1.300% (Information Technology) (cost $205,802,411)	221,551	232,162,455
Other Investment Companies -17.8%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	650,405,319	650,405,319
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	478,698,242	478,698,242
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	690,343,292	690,343,292
JPMorgan Prime Money Market Fund, Capital Shares, 0.03%	700,353,789	700,353,789
Total Other Investment Companies (cost $2,519,800,642)		2,519,800,642
Total Investments - 99.9% (cost $10,411,255,987)		14,139,015,445
Other Assets, less Liabilities - 0.1%		17,496,918
Net Assets - 100.0%		$14,156,512,363

The accompanying notes are an integral part of these financial statements.

9

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Yacktman Focused Fund	$9,112,771,167	$2,745,324,927	$(33,705,839)	$2,711,619,088
AMG Yacktman Fund	10,414,257,263	3,772,982,681	(48,224,499)	3,724,758,182

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Yacktman Focused Fund	$11,148	0.0001%

[2]	Collateral received from brokers for securities lending was invested in this short-term investment.
[3]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2014: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Focused Fund
Investments in Securities
Common Stocks
Consumer Staples	$3,954,921,505	$58,574,256	—	$4,013,495,761
Information Technology	1,734,390,250	—	—	1,734,390,250
Consumer Discretionary	1,244,559,850	—	—	1,244,559,850
Health Care	1,226,685,100	—	—	1,226,685,100
Energy	453,364,000	—	—	453,364,000
Financials	430,566,950	—	—	430,566,950
Industrials	165,854,000	89,699,975	—	255,553,975
Materials	95,797,120	—	—	95,797,120
Preferred Stocks	—	483,080,158	—	483,080,158
Short-Term Investments
Repurchase Agreements	—	11,500	—	11,500
Other Investment Companies	1,886,885,591	—	—	1,886,885,591

Total Investments in Securities	$11,193,024,366	$631,365,889	—	$11,824,390,255

The accompanying notes are an integral part of these financial statements.

10

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Fund
Investments in Securities
Common Stocks
Consumer Staples	$3,901,703,450	$69,758,787	—	$3,971,462,237
Information Technology	2,239,473,740	—	—	2,239,473,740
Consumer Discretionary	1,839,614,850	—	—	1,839,614,850
Health Care	1,599,361,708	—	—	1,599,361,708
Financials	767,666,163	—	—	767,666,163
Energy	568,001,500	—	—	568,001,500
Industrials	184,991,000	105,259,070	—	290,250,070
Materials	111,222,080	—	—	111,222,080
Preferred Stocks	—	232,162,455	—	232,162,455
Other Investment Companies	2,519,800,642	—	—	2,519,800,642

Total Investments in Securities	$13,731,835,133	$407,180,312	—	$14,139,015,445

As of June 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (unaudited)

June 30, 2014

	AMG Yacktman Focused Fund	AMG Yacktman Fund
Assets:
Investments at value* (including securities on loan valued at $11,148 and $0, respectively)	$11,824,390,255	$14,139,015,445
Foreign currency**	5,896,606	6,929,188
Receivable for investments sold	19,653,075	28,077,449
Receivable for Fund shares sold	8,943,185	15,518,803
Dividends, interest and other receivables	10,309,101	11,997,639
Prepaid expenses	210,520	199,509
Receivable from affiliate	57,966	68,580
Other assets	3,560	147
Total assets	11,869,464,268	14,201,806,760
Liabilities:
Payable for Fund shares repurchased	24,725,965	24,738,484
Payable for investments purchased	11,895,101	11,905,586
Payable upon return of securities loaned	11,500	—
Accrued expenses:
Investment advisory and management fees	9,738,330	6,463,789
Shareholder servicing fees - Service Class	1,192,338	1,280,429
Administrative and accounting fees	392,520	452,627
Trustees fees and expenses	6,932	4,427
Other	617,802	449,055
Total liabilities	48,580,488	45,294,397

Net Assets	$11,820,883,780	$14,156,512,363
Net Assets Represent:
Paid-in capital	$8,621,433,777	$10,099,459,523
Undistributed net investment income	42,219,564	75,796,123
Accumulated net realized gain from investments	444,520,342	253,387,244
Net unrealized appreciation of investments and foreign currency translation	2,712,710,097	3,727,869,473
Net Assets	$11,820,883,780	$14,156,512,363
Service Class:
Net Assets	$8,499,442,114	$14,156,512,363
Shares outstanding	322,465,542	574,106,636
Net asset value, offering and redemption price per share	$26.36	$24.66
Institutional Class:
Net Assets	$3,321,441,666	n/a
Shares outstanding	125,877,456	n/a
Net asset value, offering and redemption price per share	$26.39	n/a
* Investments at cost	$9,111,797,304	$10,411,255,987
** Foreign currency at cost	$5,779,779	$6,819,411

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations (unaudited)

For the six months ended June 30, 2014

	AMG Yacktman Focused Fund	AMG Yacktman Fund
Investment Income:
Dividend income	$109,955,882	$123,294,170
Securities lending income	5,057	7,022
Interest income	1,453	539
Foreign withholding tax	(30,487)	(35,056)
Total investment income	109,931,905	123,266,675
Expenses:
Investment advisory and management fees	57,890,395	37,956,346
Shareholder servicing fees - Service Class	6,936,590	7,516,886
Administrative and accounting fees	1,177,644	1,386,542
Reports to shareholders	396,056	356,462
Transfer agent	377,836	511,448
Custodian	307,968	359,508
Trustees fees and expenses	245,183	277,618
Professional fees	220,895	259,747
Registration fees	123,533	124,344
Miscellaneous	426,104	130,815
Total expenses before offsets	68,102,204	48,879,716
Fee waivers	(349,697)	(413,725)
Expense reimbursements	(42,036)	—
Net expenses	67,710,471	48,465,991

Net investment income	42,221,434	74,800,684
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	376,916,047	249,793,657
Net realized loss on foreign currency transactions	(1,041,490)	(414,743)
Net change in unrealized appreciation (depreciation) of investments	132,407,604	313,637,599
Net change in unrealized appreciation (depreciation) on foreign currency translations	117,416	110,356
Net realized and unrealized gain	508,399,577	563,126,869

Net increase in net assets resulting from operations	$550,621,011	$637,927,553

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

For the six months ended June 30, 2014 (unaudited) and the year ended December 31, 2013

	AMG Yacktman Focused Fund		AMG Yacktman Fund
	2014	2013	2014	2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$42,221,434	$65,677,542	$74,800,684	$121,100,029
Net realized gain on investments and foreign currency transactions	375,874,557	447,865,769	249,378,914	389,619,247
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	132,525,020	1,698,944,938	313,747,955	2,139,348,793
Net increase in net assets resulting from operations	550,621,011	2,212,488,249	637,927,553	2,650,068,069
Distributions to Shareholders:
From net investment income:
Service Class	—	(46,190,910)	—	(120,374,193)
Institutional Class	—	(22,207,781)	n/a	n/a
From net realized gain on investments:
Service Class	—	(256,163,300)	—	(381,679,774)
Institutional Class	—	(97,355,070)	n/a	n/a
Total distributions to shareholders	—	(421,917,061)	—	(502,053,967)
Capital Share Transactions:
Service Class
Proceeds from sale of shares	694,606,387	3,369,425,050 [1]	1,218,733,318	4,678,572,186 [1]
Reinvestment of dividends and distributions	—	294,730,635	—	452,100,895
Cost of shares repurchased	(1,219,991,829)	(3,106,343,896)	(1,631,594,504)	(2,018,224,152)
Net increase (decrease) from Service Class share transactions	(525,385,442)	557,811,789	(412,861,186)	3,112,448,929
Institutional Class
Proceeds from sale of shares	380,491,637	2,497,940,511	n/a	n/a
Reinvestment of dividends and distributions	—	83,949,796	n/a	n/a
Cost of shares repurchased	(516,065,646)	(314,542,031)	n/a	n/a
Net increase (decrease) from Institutional Class share transactions	(135,574,009)	2,267,348,276	n/a	n/a
Total increase (decrease) from capital share transactions	(660,959,451)	2,825,160,065	(412,861,186)	3,112,448,929
Total increase (decrease) in net assets	(110,338,440)	4,615,731,253	225,066,367	5,260,463,031
Net Assets:
Beginning of period	11,931,222,220	7,315,490,967	13,931,445,996	8,670,982,965
End of period	$11,820,883,780	$11,931,222,220	$14,156,512,363	$13,931,445,996
End of period undistributed net investment income (loss)	$42,219,564	$(1,870)	$75,796,123	$995,439

Share Transactions:
Service Class:
Sale of shares	27,716,093	141,931,291	51,689,234	209,591,176
Reinvested shares from dividends and distributions	—	11,779,798	—	19,295,805
Shares repurchased	(48,438,230)	(132,260,791)	(69,278,887)	(90,731,553)
Net increase (decrease) - Service Class	(20,722,137)	21,450,298	(17,589,653)	138,155,428
Institutional Class:
Sale of shares	15,110,945	106,050,904	n/a	n/a
Reinvested shares from dividends and distributions	—	3,353,967	n/a	n/a
Shares repurchased	(20,478,473)	(12,865,953)	n/a	n/a
Net increase (decrease) - Institutional Class	(5,367,528)	96,538,918	n/a	n/a

[1]	Includes a contribution of capital by the Investment Manager. (See Note 2 in the Notes to the Financial Statements.)

The accompanying notes are an integral part of these financial statements.

14

AMG Yacktman Focused Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31,
Service Class		2013	2012†	2011††	2010††	2009††
Net Asset Value, Beginning of Period	$25.15	$20.52	$18.78	$17.68	$16.13	$9.97
Income from Investment Operations:
Net investment income	0.09 [1]	0.15 [1]	0.18 [1]	0.12	0.10	0.05
Net realized and unrealized gain on investments	1.12 [1]	5.39 [1]	1.79 [1]	1.19	1.81	6.21
Total from investment operations	1.21	5.54	1.97	1.31	1.91	6.26
Distributions to Shareholders from:
Net investment income	—	(0.14)	(0.16)	(0.12)	(0.10)	(0.05)
Net realized gain on investments	—	(0.77)	(0.07)	(0.09)	(0.26)	(0.05)
Total distributions to shareholders	—	(0.91)	(0.23)	(0.21)	(0.36)	(0.10)
Net Asset Value, End of Period	$26.36	$25.15	$20.52	$18.78	$17.68	$16.13
Total Return[2]	4.81%[8]	27.01%	10.57%	7.41%	11.84%	62.76%
Ratio of net expenses to average net assets (with offsets/reductions)	1.22%[9]	1.25%[4]	1.25%[5]	1.25%	1.25%	1.25%
Ratio of expenses to average net assets (with offsets)	1.22%[9]	1.25%[4]	1.25%[5]	1.25%	1.25%	1.25%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.23%[9]	1.26%[4]	1.26%[5]	1.25%	1.27%	1.28%
Ratio of net investment income to average net assets[2]	0.68%[9]	0.62%[4]	0.90%[5]	0.89%	0.93%	0.79%
Portfolio turnover	12%	17%	3%	2%	6%	8%
Net assets at end of period (000’s omitted)	$8,499,442	$8,630,019	$6,603,059	$4,443,199	$1,999,593	$669,661

Institutional Class	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the period ended December 31, 2012*
Net Asset Value, Beginning of Period	$25.15	$20.52	$19.46
Income from Investment Operations:
Net investment income[1]	0.11	0.19	0.08
Net realized and unrealized gain on investments[1]	1.13	5.39	1.13
Total from investment operations	1.24	5.58	1.21
Distributions to Shareholders from:
Net investment income	—	(0.18)	(0.11)
Net realized gain on investments	—	(0.77)	(0.04)
Total distributions to shareholders	—	(0.95)	(0.15)
Net Asset Value, End of Period	$26.39	$25.15	$20.52
Total Return[2]	4.93%[8]	27.19%	6.22%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.05%[9]	1.08%[4]	1.08%[5,9]
Ratio of expenses to average net assets (with offsets)	1.05%[9]	1.08%[4]	1.08%[5,9]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.06%[9]	1.09%[4]	1.08%[5,9]
Ratio of net investment income to average net assets[2]	0.85%[9]	0.78%[4]	0.91%[5,9]
Portfolio turnover	12%	17%	3%
Net assets at end of period (000’s omitted)	$3,321,442	$3,301,204	$712,316

15

AMG Yacktman Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended	For the year ended December 31,
	June 30, 2014
Service Class	(unaudited)	2013	2012†	2011††	2010††	2009††
Net Asset Value, Beginning of Period	$23.54	$19.12	$17.51	$16.54	$15.22	$9.68
Income from Investment Operations:
Net investment income	0.13 [1]	0.23 [1]	0.26 [1]	0.18	0.15	0.10
Net realized and unrealized gain on investments	0.99 [1]	5.07 [1]	1.73 [1]	1.02	1.77	5.64
Total from investment operations	1.12	5.30	1.99	1.20	1.92	5.74
Distributions to Shareholders from:
Net investment income	—	(0.21)	(0.25)	(0.18)	(0.15)	(0.10)
Net realized gain on investments	—	(0.67)	(0.13)	(0.05)	(0.45)	(0.10)
Total distributions to shareholders	—	(0.88)	(0.38)	(0.23)	(0.60)	(0.20)
Net Asset Value, End of Period	$24.66	$23.54	$19.12	$17.51	$16.54	$15.22
Total Return[2]	4.76%[8]	27.74%	11.47%	7.30%	12.64%	59.31%
Ratio of net expenses to average net assets (with offsets/reductions)	0.71%[9]	0.74%[6]	0.76%[7]	0.80%	0.85%	0.93%
Ratio of expenses to average net assets (with offsets)	0.71%[9]	0.74%[6]	0.76%[7]	0.80%	0.85%	0.93%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.72%[9]	0.75%[6]	0.76%[7]	0.80%	0.85%	0.93%
Ratio of net investment income to average net assets[2]	1.09%[9]	1.05%[6]	1.41%[7]	1.28%	1.30%	1.43%
Portfolio turnover	6%	17%	7%	3%	10%	14%
Net assets at end of period (000’s omitted)	$14,156,512	$13,931,446	$8,670,983	$6,293,083	$3,416,492	$1,401,228

Notes to Financial Highlights (unaudited)

†	At the start of business June 29, 2012, the AMG Yacktman Focused Fund and AMG Yacktman Fund were re-organized into a series of the AMG Funds.
††	Audited by previous independent registered public accounting firm.
*	Commenced operations on July 24, 2012.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-routine extraordinary expenses amounting to 0.020% and 0.017% of average net assets for the Service Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.006% of average net assets for the Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.019% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.005% of average net assets.
[8]	Not annualized.
[9]	Annualized.

16

Notes to Financial Statements (unaudited)

June 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (formerly Managers AMG Funds) (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Focused Fund (formerly Yacktman Focused Fund) (“Yacktman Focused”) and AMG Yacktman Fund (formerly Yacktman Fund) (“Yacktman Fund”), each a “Fund” and collectively the “Funds.” The Funds will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2014, Yacktman Focused and Yacktman Fund had redemption fees amounting to $289,552 and $219,898, respectively.

At the start of business on June 29, 2012, The Yacktman Focused Fund and The Yacktman Fund, each a series of The Yacktman Funds, Inc. (the “Predecessor Funds”), were reorganized into a respective series of the Trust, as described above. As a result of the reorganization, the Funds are the legal survivors, however, the accounting and performance history of the capital stock of the Predecessor Funds have been redesignated as that of Service Class shares of each Fund.

Each Fund has established three classes of shares: Service Class, Investor Class and Institutional Class. Currently, Yacktman Focused offers Service Class shares and (effective July 24, 2012) Institutional Class shares, Yacktman Fund offers only Service Class shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective December 31, 2013, Yacktman Focused and Yacktman Fund were closed to new investors. Shareholders who owned shares of Yacktman Focused and Yacktman Fund when it was closed, including shareholders who hold an account directly with the Funds and those shareholders who invested in the Fund through a financial intermediary account, the ManagersChoice® program, a financial platform, defined contribution, defined benefit or asset allocation program (collectively, “financial intermediaries”), may continue to purchase shares of the Funds. In addition, certain financial intermediaries that, at Fund management’s discretion, had accounts or client assets in the Funds on or before December 30, 2013, regardless of whether such financial intermediary was acting on a discretionary or non-discretionary basis, may continue to purchase shares of the Funds for those accounts and may open new Fund accounts for existing or new clients. Exchanges into the Funds are not permitted unless the exchange is being made into an existing shareholder account or an existing financial intermediary account at the time of the exchange as described above. Fund management may, in its discretion, reopen the Funds to certain investors in the future. The Funds reserve the right to modify this policy at any time.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be

17

Notes to Financial Statements (continued)

realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENTS INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Effective April 29, 2013, the Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2014, the custodian expense was not reduced.

Overdrafts fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2014, the Funds did not incur overdraft fees.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net

18

Notes to Financial Statements (continued)

investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales and foreign currency. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2013 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2014, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2014, such amounts may be used to offset future realized capital gains for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

At June 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Yacktman Focused - two collectively own 53%; Yacktman Fund - three collectively own 53%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2014, the market value of repurchase agreements outstanding for Yacktman Focused was $11,500.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

19

Notes to Financial Statements (continued)

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2014, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Yacktman Focused	1.00%
Yacktman Fund
on first $500 million	0.65%
on next $500 million	0.60%
on balance over $1 billion	0.55%

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.25% of the Yacktman Focused Service Class’s average daily net assets and 2.00% of the Yacktman Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s respective expense contractual expense limitation amount.

For the six months ended June 30, 2014, Yacktman voluntarily reimbursed $42,036 in expenses for Yacktman Focused. Such reimbursement was not pursuant to the contractual expense limitation agreement and therefore is not subject to repayment by Yacktman Focused.

Effective April 29, 2013, the Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Funds may have made in JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2014, the management fee for Yacktman Focused and Yacktman Fund was reduced by $349,697 and $413,725, respectively.

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.03% of average net assets of each Fund for the first $300,000,000 of assets under management, 0.025% for the next $200,000,000, and 0.02% on amounts in excess of $500,000,000 per annum.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Funds are distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

For the Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each financial intermediary’s average daily net assets as shown in the table below.

20

Notes to Financial Statements (continued)

The impact on the annualized expense ratios for the six months ended June 30, 2014, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Yacktman Focused
Service Class	0.20%	0.17%
Yacktman Fund
Service Class	0.20%	0.11%

During the year end December 31, 2013, the Service Class of Yacktman Focused and Yacktman Fund recorded a capital contribution by the Investment Manager of $105,024 and $230,430, respectively. The contribution represented a payment in connection with the reallocation of certain shareholder servicing expenses for which each Fund had reimbursed the Investment Manager in prior periods, plus interest.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2014, the following Funds either borrowed from or lent to other Funds in the AMG Fund family: Yacktman Focused lent varying amounts not exceeding $21,940,862 for eight days earning interest of $1,453 and Yacktman Fund lent varying amounts not exceeding $5,553,041 for nine days earning interest of $539. The interest amount is included in the Statement of Operations as interest income. At June 30, 2014, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2014, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Yacktman Focused	$1,165,436,937	$1,212,115,071
Yacktman Fund	781,972,579	680,419,790

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2014.

4. PORTFOLIO SECURITIES LOANED

Effective April 29, 2013, the Funds commenced participation in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. For the six months ended June 30, 2014, the Yacktman Fund did not incur any activity. At June 30, 2014, the value of the securities loaned and cash collateral received for the Yacktman Focused was $11,148 and $11,500, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

21

Notes to Financial Statements (continued)

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For security lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of June 30, 2014:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
Yacktman Focused		Financial Instruments	Cash Collateral Received	Net Amount
Cantor Fitzgerald Securities, Inc.	$11,500	$11,500	—	—

Total	$11,500	$11,500	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

22

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Yacktman Focused Fund (formerly Yacktman Focused Fund) and AMG Yacktman Fund (formerly Yacktman Fund): Approval of Investment Management and Subadvisory Agreements on June 19-20, 2014.

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of AMG Yacktman Focused Fund (formerly Yacktman Focused Fund) and AMG Yacktman Fund (formerly Yacktman Fund) (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the

23

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was below, below, above and above, respectively, the median performance for the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the S&P 500® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance. The Trustees also noted that the Fund ranked in the top decile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was below, below, above and above, respectively, the median performance for the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the S&P 500® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance. The Trustees also noted that the Fund ranked in the top decile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager. The Trustees also noted management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Funds. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager. The Trustees also noted that the

24

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy, diversification and dispersion between the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to1.25% for Service Class shares and noted that the Fund was operating below its expense cap as of March 31, 2014. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2014 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 2.00% for Service Class shares and noted that the Fund was operating below its expense cap as of March 31, 2014. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform the Investment Manager’s duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform the Subadvisor’s duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

25

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Yacktman Asset Management LP

6300 Bridgeport Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	September 4, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 4, 2014